File Nos. 33-39100
                                                                      811-5200
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No.  16                                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 38                                                       [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT ONE
     __________________________________
     (Exact Name of Registrant)

     COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
     _______________________________________________
     (Name of Depositor)

     One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ______________________________________________________        __________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          Cova Financial Services Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 523-1661


     Copies to:
          Judith A. Hasenauer            and   Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
          P.O. Box 5108                        General Counsel and Secretary
          Westport, CT  06881                  Cova Financial Services
          (203) 226-7866                       Life Insurance Company
                                               One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X___ on May 1, 2000 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts


                               EXPLANATORY NOTE

==============================================================================

This Registration Statement contains three Portfolios of AIM Variable Insurance Funds; two Portfolios of Alliance Variable Products Series Fund, Inc.; sixteen Portfolios of the Cova Series Trust; one Portfolio of General American Capital Company; three Portfolios of Goldman Sachs Variable Insurance Trust; four Portfolios of Kemper Variable Series; one Portfolio of Liberty Variable Investment Trust; six Portfolios of MFS Variable Insurance Trust; five Portfolios of Oppenheimer Variable Account Funds; five Portfolios of Putnam Variable Trust, Class IA Shares; eight Portfolios, Class 1 Shares, of Franklin Templeton Variable Insurance Products Trust; two Portfolios of Variable Insurance Products Fund; one Portfolio of Variable Insurance Products Fund II; and two Portfolios of Variable Insurance Products Fund III. Different versions of the Prospectus will be created from this Registration Statement. The only differences between the versions of the Prospectuses created from this Registration Statement will be the underlying funds available. The distribution system for each version of the Prospectus is different. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

==============================================================================


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Appendix A


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.







                                     PART A


                         THE FIXED AND VARIABLE ANNUITY

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       and

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).

The annuity contract has __ investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and __ investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).


AIM VARIABLE INSURANCE FUNDS:
MANAGED BY A I M ADVISORS, INC.
   AIM V.I. Capital Appreciation
   AIM V.I. International Equity
   AIM V.I. Value

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
   Premier Growth (Class A)
   Real Estate Investment (Class A)

COVA SERIES TRUST:
MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.:
   Select Equity
   Small Cap Stock
   International Equity
   Quality Bond
   Large Cap Stock

MANAGED BY LORD, ABBETT & CO.:
   Bond Debenture
   Mid-Cap Value
   Large Cap Research
   Developing Growth
   Lord Abbett Growth and Income


MANAGED BY FIRMCO, LLC (formerly known as
Mississippi Valley Advisors, Inc.)

   Balanced
   Equity Income
   Growth & Income Equity

MANAGED BY RIGGS BANK N.A.
   Riggs Stock
   Riggs Small Company Stock
   Riggs U.S. Government Securities

GENERAL AMERICAN CAPITAL
COMPANY:
MANAGED BY CONNING
ASSET MANAGEMENT COMPANY
    Money Market

GOLDMAN SACHS VARIABLE INSURANCE TRUST ("VIT")
MANAGED BY GOLDMAN SACHS ASSET
MANAGEMENT, a unit of the Investment Management Division of  Goldman,
  Sachs & Co.
    Goldman Sachs VIT Growth and Income Fund

MANAGED BY GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
    Goldman Sachs VIT International Equity Fund
    Goldman Sachs VIT Global Income Fund

KEMPER VARIABLE SERIES:
MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
   Kemper Small Cap Value
   Kemper Government Securities
   Kemper Small Cap Growth

MANAGED BY DREMAN VALUE MANAGEMENT, L.L.C.
   Kemper-Dreman High Return Equity

LIBERTY VARIABLE INVESTMENT TRUST:
MANAGED BY NEWPORT FUND MANAGEMENT INC.
   Newport Tiger Fund, Variable Series

MFS VARIABLE INSURANCE TRUST:
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
  MFS Emerging Growth
  MFS Research
  MFS Growth With Income
  MFS High Income
  MFS Global Governments
  MFS Bond

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
MANAGED BY OPPENHEIMERFUNDS, INC.
   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST:
MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
   Putnam VT Growth and Income Class IA Shares
   Putnam VT International Growth Class IA Shares
   Putnam VT International New Opportunities Class IA Shares
   Putnam VT New Value Class IA Shares
   Putnam VT Vista Class IA Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST*, CLASS 1 SHARES MANAGED BY FRANKLIN ADVISERS, INC.
   Franklin Large Cap Growth Securities (the surviving fund of the merger with Franklin Large Cap Growth Investments)
   Franklin Small Cap (the surviving fund of the merger with
    Franklin Small Cap Investments)
   Templeton Global Income Securities (the surviving fund of the merger with Templeton Bond)

MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
   Mutual Shares Securities (the surviving fund of the merger with Mutual Shares Investments)

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
   Templeton Asset Strategy (formerly, Templeton Asset Allocation) Templeton International Securities (formerly, Templeton International)

MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED

   Templeton Growth Securities (the surviving fund of the merger with Franklin Growth Investments Templeton Stock)

MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
   Templeton Developing Markets Securities (formerly, Templeton Developing Markets)

*Effective May 1, 2000, the portfolios of the Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.

VARIABLE INSURANCE PRODUCTS FUND:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP Growth
   VIP Equity-Income

VARIABLE INSURANCE PRODUCTS FUND II:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP III Growth Opportunities
   VIP III Growth & Income


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.



The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


May 1, 2000

                              TABLE OF CONTENTS

                                                                          PAGE
INDEX OF SPECIAL TERMS

SUMMARY

FEE TABLE

EXAMPLES

THE ANNUITY CONTRACT

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

ANNUITY PAYMENTS

ANNUITY OPTIONS

PURCHASE
Purchase Payments
Allocation of Purchase Payments
Accumulation Units

INVESTMENT OPTIONS
AIM Variable Insurance Funds
Alliance Variable Products Series Fund, Inc.
Cova Series Trust
General American Capital Company
Goldman Sachs Variable Insurance Trust
Kemper Variable Series
Liberty Variable Investment Trust
MFS Variable Insurance Trust
Oppenheimer Variable Account Funds
Putnam Variable Trust
Franklin Templeton Variable Insurance Products Trust
Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III
Transfers
Dollar Cost Averaging Program
Automatic Rebalancing Program
Approved Asset Allocation Programs
Voting Rights
Substitution

EXPENSES
Insurance Charges
Contract Maintenance Charge
Withdrawal Charge
Reduction or Elimination of the Withdrawal Charge
Premium Taxes
Transfer Fee
Income Taxes
Investment Portfolio Expenses

TAXES
Annuity Contracts in General
Qualified and Non-Qualified Contracts
Withdrawals - Non-Qualified Contracts
Withdrawals - Qualified Contracts
Withdrawals - Tax-Sheltered Annuities
Diversification

ACCESS TO YOUR MONEY
Systematic Withdrawal Program
Suspension of Payments or Transfers

PERFORMANCE

DEATH BENEFIT
Upon Your Death
Death of Annuitant

OTHER INFORMATION
Cova
The Separate Account
Distributor
Ownership
Beneficiary
Assignment
Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
Performance Information




                            INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                        Page

Accumulation Phase.......................................................
Accumulation Unit........................................................
Annuitant................................................................
Annuity Date.............................................................
Annuity Options..........................................................
Annuity Payments.........................................................
Annuity Unit.............................................................
Beneficiary..............................................................
Fixed Account............................................................
Income Phase.............................................................
Investment Portfolios....................................................
Joint Owner..............................................................
Non-Qualified............................................................
Owner....................................................................
Purchase Payment.........................................................
Qualified................................................................
Tax Deferral.............................................................


SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT. The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers __ investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.


HOW TO PURCHASE THE CONTRACT. You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS. You can put your money in any or all of the following investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


AIM VARIABLE INSURANCE FUNDS:
MANAGED BY A I M ADVISORS, INC.
   AIM V.I. Capital Appreciation
   AIM V.I. International Equity
   AIM V.I. Value

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
   Premier Growth (Class A)
   Real Estate Investment (Class A)

COVA SERIES TRUST:
MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.:
   Select Equity
   Small Cap Stock
   International Equity
   Quality Bond
   Large Cap Stock

MANAGED BY LORD, ABBETT & CO.:
   Bond Debenture
   Mid-Cap Value
   Large Cap Research
   Developing Growth
   Lord Abbett Growth and Income

MANAGED BY FIRMCO, LLC
   Balanced
   Equity Income
   Growth & Income Equity

MANAGED BY RIGGS BANK N.A.
   Riggs Stock
   Riggs Small Company Stock
   Riggs U.S. Government Securities

GENERAL AMERICAN CAPITAL
COMPANY:
MANAGED BY CONNING
ASSET MANAGEMENT COMPANY
    Money Market

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
    Goldman Sachs VIT Growth and Income Fund

MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
    Goldman Sachs VIT International Equity Fund
    Goldman Sachs VIT Global Income Fund

KEMPER VARIABLE SERIES:
MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
   Kemper Small Cap Value
   Kemper Government Securities
   Kemper Small Cap Growth

MANAGED BY DREMAN VALUE MANAGEMENT, L.L.C.
   Kemper-Dreman High Return Equity

LIBERTY VARIABLE INVESTMENT TRUST:
MANAGED BY NEWPORT FUND MANAGEMENT INC.
   Newport Tiger Fund, Variable Series

MFS VARIABLE INSURANCE TRUST:
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
  MFS Emerging Growth
  MFS Research
  MFS Growth With Income
  MFS High Income
  MFS Global Governments
  MFS Bond

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
MANAGED BY OPPENHEIMERFUNDS, INC.
   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST:
MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
   Putnam VT Growth and Income Class IA Shares
   Putnam VT International Growth Class IA Shares
   Putnam VT International New Opportunities Class IA Shares
   Putnam VT New Value Class IA Shares
   Putnam VT Vista Class IA Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES* MANAGED BY FRANKLIN ADVISERS, INC.
   Franklin Large Cap Growth Securities (the surviving fund of the merger with Franklin Large Cap Growth Investments)
   Franklin Small Cap (the surviving fund of the merger with Franklin
    Small Cap Investments)
   Templeton Global Income Securities (the surviving fund of the merger with Templeton Bond)

MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
   Mutual Shares Securities (the surviving fund of the merger with Mutual Shares Investments)

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
   Templeton Asset Strategy (formerly, Templeton Asset Allocation) Templeton International Securities (formerly, Templeton
   International)

MANAGED BY TEMPLETON GLOBAL ADVISORS LIMITED
   Templeton Growth Securities (the surviving fund of the merger with Templeton Stock)

MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
   Templeton Developing Markets Securities (formerly, Templeton
   Developing Markets)

*Effective May 1, 2000, the portfolios of the Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.

VARIABLE INSURANCE PRODUCTS FUND:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP Growth
   VIP Equity-Income

VARIABLE INSURANCE PRODUCTS FUND II:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP III Growth Opportunities
   VIP III Growth & Income
   (VIP, VIP II and VIP III refer to Variable Insurance
   Products Fund, Variable Insurance Products Fund II and
   Variable Insurance Products Fund III, respectively.)


Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.

EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

* Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

*    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

* If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

* When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge which ranges from 0%-4%, depending upon the state.

* The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

* There are also investment charges which range from ____% to ____% of the average daily value of the investment portfolio depending upon the investment portfolio.

TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION.

     Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free-look period.

     No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

     Additional Features. This contract has additional features you might be interested in. These include:

     You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

     You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

     Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

INQUIRIES.  If you need more information, please contact us at:

                     Cova Life Sales Company
                     One Tower Lane, Suite 3000
                     Oakbrook Terrace, IL 60181
                     800-523-1661



                   COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

     The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. Expenses of the investment portfolios are not fixed or specified under the terms of the contract and actual expenses may vary.


OWNER TRANSACTION EXPENSES
Withdrawal Charge (see Note 1 below)              5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)                   No charge for first 12 transfers in a
                                                  contract year; thereafter, the fee is
                                                  $25 per transfer or, if less, 2% of the
                                                  amount transferred.

CONTRACT MAINTENANCE CHARGE (see Note 3 below)    $30 per contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Premium          1.25%
Administrative Expense Charge                .15%
                                            -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES      1.40%






INVESTMENT PORTFOLIO EXPENSES                                                   Other Expenses
(as a percentage of the average daily net                                       (after expense
assets of an investment portfolio)                  Management                  reimbursement for       Total Annual
                                                    Fees                      certain Portfolios)     Portfolio Expenses
                                                    -----------             ----------------------  ------------------

AIM VARIABLE INSURANCE FUNDS
Managed by A I M Advisors, Inc.
   AIM V.I. Capital Appreciation                             .62%                         .11%              .73%
   AIM V.I. International Equity                             .75%                         .22%              .97%
   AIM V.I. Value                                            .61%                         .15%              .76%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.
   Premier Growth                                           1.00%                         .05%             1.05%
   Real Estate Investment (a)                                .49%                         .46%              .95%

COVA SERIES TRUST(b)
Managed by J.P. Morgan Investment Management Inc.
   Select Equity                                             .67%                         .10%              .77%
   Small Cap Stock                                           .85%                         .19%             1.04%
   International Equity                                      .79%                         .31%             1.10%
   Quality Bond                                              .54%                         .10%              .64%
   Large Cap Stock                                           .65%                         .10%              .75%
Managed by Lord, Abbett & Co.
   Bond Debenture                                            .75%                         .10%              .85%
   Mid-Cap Value                                            1.00%                         .30%             1.30%
   Large Cap Research                                       1.00%                         .30%             1.30%
   Developing Growth                                         .90%                         .30%             1.20%
   Lord Abbett Growth and Income(c)                          .65%                         .05%              .70%
Managed by FIRMCO, LLC
   Balanced                                                 1.00%                         .10%             1.10%
   Equity Income                                            1.00%                         .10%             1.10%
   Growth & Income Equity                                   1.00%                         .10%             1.10%

Managed by Riggs Bank N.A.
   Riggs Stock (d)                                           .95%                         .10%             1.05%
   Riggs Small Company Stock                                1.00%                         .10%             1.10%
   Riggs U.S. Government Securities (d)                      .75%                         .10%              .85%

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset
Management Company
   Money Market                                             .125%                         .08%             .205%


GOLDMAN SACHS VARIABLE INSURANCE TRUST (e)
Managed by Goldman Sachs Asset Management
   Goldman Sachs VIT Growth and Income Fund                  .75%                         .25%             1.00%

Managed By Goldman Sachs Asset Management
International
   Goldman Sachs VIT International Equity Fund              1.00%                         .35%             1.35%
   Goldman Sachs VIT Global Income Fund                      .90%                         .25%             1.15%

KEMPER VARIABLE SERIES
Managed by Scudder Kemper Investments, Inc.
   Kemper Small Cap Value (f)                               .75%                          .09%              .84%
   Kemper Government Securities                             .55%                          .08%              .63%
   Kemper Small Cap Growth                                  .65%                          .06%              .71%

Managed by Dreman Value Management, L.L.C.
   Kemper-Dreman High Return Equity (g)                     .75%                          .11%              .86%

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.
   Newport Tiger Fund, Variable Series                      .90%                          .31%             1.21%

MFS VARIABLE INSURANCE TRUST(h)
Managed by Massachusetts Financial Services Company
   MFS Emerging Growth                                      .75%                          .09%              .84%
   MFS Research                                             .75%                          .11%              .86%
   MFS Growth With Income                                   .75%                          .13%              .88%
   MFS High Income (i)                                      .75%                          .16%              .91%
   MFS Global Governments (i)                               .75%                          .16%              .91%
   MFS Bond (i)                                             .60%                          .16%              .76%

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.
   Oppenheimer High Income Fund/VA                          .74%                          .01%              .75%
   Oppenheimer Bond Fund/VA                                 .72%                          .01%              .73%
   Oppenheimer Capital Appreciation Fund/VA                 .68%                          .02%              .70%
   Oppenheimer Main Street Growth & Income Fund/VA          .73%                          .05%              .78%
   Oppenheimer Strategic Bond Fund/VA                       .74%                          .04%              .78%

PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.
   Putnam VT Growth and Income Class IA Shares              .46%                          .04%              .50%
   Putnam VT International Growth Class IA Shares           .80%                          .22%             1.02%
   Putnam VT International New Opportunities
     Class IA Shares                                       1.08%                          .33%             1.41%
   Putnam VT New Value Class IA Shares                      .70%                          .10%              .80%
   Putnam VT Vista Class IA Shares                          .65%                          .10%              .75%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1
SHARES
Managed by Franklin Advisers, Inc.
   Franklin Large Cap Growth Securities(j)                  .75%                          .02%              .77%
   Franklin Small Cap (k)                                   .55%                          .27%              .82%
   Templeton Global Income Securities (l)                   .60%                          .05%              .65%

Managed by Franklin Mutual Advisers, LLC
   Mutual Shares Securities(m)                              .60%                          .19%              .79%

Managed by Templeton Investment Counsel, Inc.
   Templeton Asset Strategy (n)                             .60%                          .18%              .78%
   Templeton International Securities (o)                   .69%                          .19%              .88%

Managed by Templeton Global Advisors Limited
   Templeton Growth Securities (p)                          .83%                          .05%              .88%

Managed by Templeton Asset Management Ltd.
   Templeton Developing Markets Securities (q)             1.25%                          .31%             1.56%

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management &
Research Company
     VIP III Growth Opportunities (Initial Class)(r)        .58%                         .11%              .69%
     VIP Growth (Initial Class)(r)                          .58%                         .08%              .66%
     VIP III Growth & Income (Initial Class)(r)             .48%                         .12%              .60%
     VIP Equity-Income (Initial Class)(r)                   .48%                         .09%              .57%
     VIP II Contrafund  (Initial Class)(r)                  .58%                         .09%              .67%



(a) The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. For the year ended December 31, 1999 the expenses for the Real Estate Investment Portfolio, before reimbursement, were: .90% management fees and .82% for other expenses.

     (b) See note (d) concerning the Riggs Portfolios. Cova reimburses the other
investment   portfolios,   except  the  Select  Equity,   Small  Cap  Stock  and
International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately
 .10% for the other investment portfolios. Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. The amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap Stock Portfolio; 1.15% for the International Equity Portfolio; .71% for the Quality Bond Portfolio, .76% for the Large Cap Stock Portfolio, .86% for the Bond Debenture Portfolio, 1.41% for the Mid-Cap Value Portfolio, 1.38% for the Large Cap Research Portfolio, 1.34% for the Developing Growth Portfolio,
2.06% for the Balanced Portfolio, 2.23% for the Equity-Income Portfolio and 1.59% for the Growth & Income Equity Portfolio.

     (c) The Portfolio commenced  investment  operations on January 8, 1999.

     (d) The Riggs Stock and Riggs U.S. Government Securities Portfolios commenced investment operations on November 3, 1999. Riggs Bank N.A. has agreed to voluntarily reimburse the Riggs Stock and Riggs U.S. Government Securities Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement, the total expenses, on an annualized basis, for these Portfolios for the year ended December 31, 1999 were: 95.97% for the Riggs Stock Portfolio and 41.14% for the Riggs U.S. Government Securities Portfolio. The Riggs Small Company Stock Portfolio has not commenced operations. Expenses are therefore estimated for this Portfolio.

     (e) The investment advisers to the Goldman Sachs Growth and Income, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.35% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be .47% and 1.22%, .77% and 1.77% and 1.78% and 2.68%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time. The Fund's expenses shown in the fee table are based on estimated expenses for the fiscal year ending December 31, 2000.

     (f) Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing May 1, 2000, to limit their respective fees and to reimburse other operating expense, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, after the benefit of any custodial credits.

     (g) Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing May 1, 2000, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper-Dreman High Return Equity of Kemper Variable Series to .87%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, after the benefit of any custodial credits.

     (h) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

     (i) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series, such that each such series' "Other Expenses" do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for the Bond Series, the Global Governments Series and the High Income Series. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for each series until at least May 1, 2001, unless terminated with the consent of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 1999 were .97% with respect to the High Income Series; 1.05% with respect to the Global Governments Series; and 1.06% with respect to the Bond Series.

     (j) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.75%, Other Expenses 0.02%, and Total Fund Operating Expenses 0.77%. Before December 15, 1999, the Fund was known as the Franklin Capital Growth Fund. The fund administration fee is paid indirectly through the management fee.

     (k) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Other Expenses 0.27%, and Total Fund Operating Expenses 0.82%.

     (l) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.04%, and Total Fund Operating Expenses 0.64%. The fund administration fee is paid indirectly through the management fee.

     (m) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.19%, and Total Fund Operating Expenses 0.79%.

     (n) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.74%.

     (o) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.

     (p) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Other Expenses 0.05%, and Total Fund Operating Expenses 0.85%. The fund administration fee is paid indirectly through the management fee.

     (q) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

     (r) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, total expenses would have been: .68% for the Growth Opportunities Portfolio; .65% for the Growth Portfolio; .59% for the
Growth & Income Portfolio; .56% for the Equity-Income Portfolio; and .65% for the Contrafund Portfolio.

EXAMPLES:

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrender the contract at the end of each time period;
     (b) if you do not surrender the contract or if you apply the contract value to an annuity option.



                                                                Time         Periods
                                                     1 year     3 years      5 years      10 years
                                                     ------     -------      -------      --------
AIM VARIABLE INSURANCE FUNDS
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation                      (a) $72.59  (a) $114.54   (a) $163.94   (a) $254.10
                                                   (b) $22.59  (b) $ 69.54   (b) $118.94   (b) $254.10
AIM V.I. International Equity                      (a) $75.00  (a) $121.77   (a) $176.00   (a) $278.22
                                                   (b) $25.00  (b) $ 76.77   (b) $131.00   (b) $278.22
AIM V.I. Value                                     (a) $72.90  (a) $115.45   (a) $165.46   (a) $257.15
                                                   (b) $22.90  (b) $ 70.45   (b) $120.46   (b) $257.15
ALLIANCE VARIABLE PRODUCTS SERIES FUND,
INC.

    Managed by Alliance Capital
    Management L.P.

    Premier Growth                                 (a) $75.80  (a) $124.17   (a) $179.99   (a) $286.12
                                                   (b) $25.80  (b) $ 79.17   (b) $134.99   (b) $286.12
    Real Estate Investment                         (a) $74.80  (a) $121.17   (a) $175.00   (a) $276.23
                                                   (b) $24.80  (b) $ 76.17   (b) $130.00   (b) $276.23
COVA SERIES TRUST
Managed by J.P. Morgan Investment Management Inc.
   Select Equity                                   (a) $73.00  (a) $115.75   (a) $165.96   (a) $258.16
                                                   (b) $23.00  (b) $ 70.75   (b) $120.96   (b) $258.16
   Small Cap Stock                                 (a) $75.70  (a) $123.87   (a) $179.49   (a) $285.14
                                                   (b) $25.70  (b) $ 78.87   (b) $134.49   (b) $285.14
   International Equity                            (a) $76.30  (a) $125.66   (a) $182.48   (a) $291.02
                                                   (b) $26.30  (b) $ 80.66   (b) $137.48   (b) $291.02
   Quality Bond                                    (a) $71.69  (a) $111.82   (a) $159.39   (a) $244.89
                                                   (b) $21.69  (b) $ 66.82   (b) $114.38   (b) $244.89
   Large Cap Stock                                 (a) $72.80  (a) $115.15   (a) $164.95   (a) $256.13
                                                   (b) $22.80  (b) $ 70.15   (b) $119.95   (b) $256.13
Managed by Lord, Abbett & Co.
   Bond Debenture                                  (a) $73.80  (a) $118.16   (a) $169.99   (a) $266.24
                                                   (b) $23.80  (b) $ 73.16   (b) $124.99   (b) $266.24
   Mid-Cap Value                                   (a) $78.30  (a) $131.62   (a) $192.35   (a) $310.37
                                                   (b) $28.30  (b) $ 86.62   (b) $147.35   (b) $310.37
   Large Cap Research                              (a) $78.30  (a) $131.62   (a) $192.35   (a) $310.37
                                                   (b) $28.30  (b) $ 86.62   (b) $147.35   (b) $310.37
   Developing Growth                               (a) $77.30  (a) $128.65   (a) $187.42   (a) $300.75
                                                   (b) $27.30  (b) $ 83.65   (b) $142.42   (b) $300.75
   Lord Abbett Growth and Income                   (a) $72.29  (a) $113.63   (a) $162.42   (a) $251.04
                                                   (b) $22.29  (b) $ 68.63   (b) $117.42   (b) $251.04
Managed by FIRMCO, LLC
   Balanced                                        (a) $76.30  (a) $125.66   (a) $182.48   (a) $291.02
                                                   (b) $26.30  (b) $ 80.66   (b) $137.48   (b) $291.02
   Equity Income                                   (a) $76.30  (a) $125.66   (a) $182.48   (a) $291.02
                                                   (b) $26.30  (b) $ 80.66   (b) $137.48   (b) $291.02
   Growth & Income Equity                          (a) $76.30  (a) $125.66   (a) $182.48   (a) $291.02
                                                   (b) $26.30  (b) $ 80.66   (b) $137.48   (b) $291.02

Managed by Riggs Bank N.A.
   Riggs Stock                                     (a) $75.80  (a) $124.17
                                                   (b) $25.80  (b) $ 79.17
   Riggs Small Company Stock                       (a) $76.30  (a) $125.66
                                                   (b) $26.30  (b) $ 80.66
   Riggs U.S. Government Securities                (a) $73.80  (a) $118.16
                                                   (b) $23.80  (b) $ 73.16


GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
   Money Market                                    (a) $67.31  (a) $ 98.54   (a) $137.02   (a) $199.08
                                                   (b) $17.31  (b) $ 53.54   (b) $ 92.02   (b) $199.08

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management
   Goldman Sachs VIT Growth and Income Fund        (a) $75.30  (a) $122.67   (a) $177.50   (a) $281.19
                                                   (b) $25.30  (b) $ 77.67   (b) $132.50   (b) $281.19

Managed by Goldman Sachs Asset Management
International
   Goldman Sachs VIT International Equity Fund     (a) $ 78.79 (a) $133.11   (a) $194.80   (a) $315.14
                                                   (b) $ 28.79 (b) $ 88.11   (b) $149.80   (b) $315.14
   Goldman Sachs VIT Global Income Fund            (a) $ 76.80 (a) $127.16   (a) $184.95   (a) $295.90
                                                   (b) $ 26.80 (b) $ 82.16   (b) $139.95   (b) $295.90

KEMPER VARIABLE SERIES

Managed by Scudder Kemper Investments, Inc.

    Kemper Small Cap Value                         (a)$72.39   (a)$113.94    (a) $162.93   (a) $252.06
                                                   (b)$22.39   (b)$ 68.94    (b) $117.93   (b) $252.06
    Kemper Government Securities                   (a)$71.59   (a)$111.51    (a) $158.87   (a) $243.86
                                                   (b)$21.59   (b)$ 66.51    (b) $113.87   (b) $243.86
    Kemper Small Cap Growth                        (a)$73.70   (a)$117.86    (a) $169.49   (a) $265.23
                                                   (b)$23.70   (b)$ 72.86    (b) $124.49   (b) $265.23
Managed by Dreman Value Management, L.L.C.

    Kemper-Dreman High Return Equity               (a)$ 73.90   (a)$118.46    (a) $170.49   (a) $267.24
                                                   (b)$ 23.90   (b)$ 73.46    (b) $125.49   (b) $267.24

LIBERTY VARIABLE INVESTMENT TRUST

Managed by Newport Fund Management Inc.

   Newport Tiger Fund, Variable Series             (a)$77.40   (a)$128.94    (a) $187.92   (a) $301.71
                                                   (b)$27.40   (b)$ 83.94    (b) $142.92   (b) $301.71


MFS VARIABLE INSURANCE TRUST
Managed by Massachusetts Financial Services Company
MFS Emerging Growth                                (a) $73.70  (a) $117.86   (a) $169.49   (a) $265.23
                                                   (b) $23.70  (b) $ 72.86   (b) $124.49   (b) $265.23
MFS Research                                       (a) $73.90  (a) $118.46   (a) $170.49   (a) $267.24
                                                   (b) $23.90  (b) $ 73.46   (b) $125.49   (b) $267.24
MFS Growth with Income                             (a) $74.10  (a) $119.07   (a) $119.07   (a) $171.50
                                                   (b) $24.10  (b) $ 74.07   (b) $126.50   (b) $269.25
MFS High Income                                    (a) $74.40  (a) $119.97   (a) $173.00   (a) $272.25
                                                   (b) $24.40  (b) $ 74.97   (b) $128.00   (b) $272.25
MFS Global Governments                             (a) $74.40  (a) $119.97   (a) $173.00   (a) $272.25
                                                   (b) $24.40  (b) $ 74.97   (b) $128.00   (b) $272.25
MFS Bond                                           (a) $72.90  (a) $115.45   (a) $165.46   (a) $257.15
                                                   (b) $22.90  (b) $ 70.45   (b) $120.46   (b) $257.15

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    Managed by OppenheimerFunds, Inc.

    Oppenheimer High Income Fund/VA                (a)$72.80   (a)$115.15    (a) $164.95   (a) $256.13
                                                   (b)$22.80   (b)$ 70.15    (b) $119.95   (b) $256.13
    Oppenheimer Bond Fund/VA                       (a)$72.59   (a)$114.54    (a) $163.94   (a) $254.10
                                                   (b)$22.59   (b)$ 69.54    (b) $118.94   (b) $254.10
    Oppenheimer Capital Appreciation Fund/VA       (a)$72.29   (a)$113.63    (a) $162.42   (a) $251.04
                                                   (b)$22.29   (b)$ 68.63    (b) $117.42   (b) $251.04
    Oppenheimer Main Street Growth & Income
    Fund/VA                                        (a)$73.10   (a)$116.05    (a) $166.47   (a) $259.18
                                                   (b)$23.10   (b)$ 71.05    (b) $121.47   (b) $259.18
    Oppenheimer Strategic Bond Fund/VA             (a)$73.10   (a)$116.05    (a) $166.47   (a) $259.18
                                                   (b)$23.10   (b)$ 71.05    (b) $121.47   (b) $259.18

PUTNAM VARIABLE TRUST

Managed by Putnam Investment Management, Inc.

    Putnam VT Growth and Income-Class IA Shares    (a)$70.29   (a)$107.56    (a) $153.24   (a) $230.39
                                                   (b)$20.29   (b)$ 62.56    (b) $107.24   (b) $230.39
    Putnam VT International Growth-Class IA Shares (a)$75.50   (a)$123.27    (a) $178.50   (a) $283.17
                                                   (b)$25.50   (b)$ 78.27    (b) $133.50   (b) $283.17
    Putnam VT International New Opportunities-
    Class IA Shares                                (a)$79.39   (a)$134.88    (a) $197.73   (a) $320.83
                                                   (b)$29.39   (b)$ 89.88    (b) $152.73   (b) $320.83
    Putnam VT New Value-Class IA Shares            (a)$73.30   (a)$116.65    (a) $167.47   (a) $261.20
                                                   (b)$23.30   (b)$ 71.65    (b) $122.47   (b) $261.20
    Putnam VT Vista-Class IA Shares                (a)$72.80   (a)$115.15    (a) $164.95   (a) $256.13
                                                   (b)$22.80   (b)$70.15    (b) $119.95   (b) $256.13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST,
CLASS 1 SHARES

Managed by Franklin Advisers, Inc.

    Franklin Large Cap Growth Securities           (a)$73.00   (a)$115.75    (a) $165.96   (a) $258.16
                                                   (b)$23.00   (b)$ 70.75    (b) $120.96   (b) $258.16
    Franklin Small Cap                             (a)$73.50   (a)$117.26    (a) $168.48   (a) $263.22
                                                   (b)$23.50   (b)$ 72.26    (b) $123.48   (b) $263.22
    Templeton Global Income Securities             (a)$71.79   (a)$112.12    (a) $159.89   (a) $245.92
                                                   (b)$21.79   (b)$ 67.12    (b) $114.89   (b) $245.92


Managed by Franklin Mutual Advisers, LLC

    Mutual Shares Securities                       (a)$73.20   (a)$116.35    (a) $166.97   (a) $260.19
                                                   (b)$23.20   (b)$ 71.35    (b) $121.97   (b) $260.19

Managed by Templeton Investment Counsel, Inc.

    Templeton Asset Strategy                       (a)$73.10   (a)$116.05    (a) $166.47   (a) $259.18
                                                   (b)$23.10   (b)$ 71.05    (b) $121.47   (b) $259.18
    Templeton International Securities             (a)$74.10   (a)$119.07    (a) $171.50   (a) $269.25
                                                   (b)$24.10   (b)$ 74.07    (b) $126.50   (b) $269.25
Managed by Templeton Global Advisors Limited

    Templeton Growth Securities                    (a)$74.10   (a)$119.07    (a) $171.50   (a) $269.25
                                                   (b)$24.10   (b)$ 74.07    (b) $126.50   (b) $269.25

Managed by Templeton Asset Management Ltd.

    Templeton Developing Markets Securities        (a)$80.89   (a)$139.31    (a) $205.03   (a) $334.89
                                                   (b)$30.89   (b)$ 94.31    (b) $160.03   (b) $334.89

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management &
Research Company
VIP III Growth Opportunities                       (a) $72.19  (a) $113.33   (a) $161.92   (a) $250.02
                                                   (b) $22.19  (b) $ 68.33   (b) $116.92   (b) $250.02
VIP Growth                                         (a) $71.89  (a) $112.42   (a) $160.39   (a) $246.95
                                                   (b) $21.89  (b) $ 67.42   (b) $115.39   (b) $246.95
VIP III Growth & Income                            (a) $71.29  (a) $110.60   (a) $157.34   (a) $240.77
                                                   (b) $21.29  (b) $ 65.60   (b) $112.34   (b) $240.77
VIP Equity-Income                                  (a) $70.99  (a) $109.69   (a) $155.81   (a) $237.67
                                                   (b) $20.99  (b) $ 64.69   (b) $110.81   (b) $237.67
VIP II Contrafund                                  (a) $71.99  (a) $112.73   (a) $160.90   (a) $247.97
                                                   (b) $22.99  (b) $ 67.73   (b) $115.90   (b) $247.97



EXPLANATION OF FEE TABLE

     1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

     2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is under the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

     3. During the accumulation phase, Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more. If you make a complete withdrawal, Cova will charge the contract maintenance charge.

     4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.

THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

* fixed account,

* the investment  portfolio(s) or

* a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.


If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to any type of contract. Cova reserves the right to reject any purchase payment (except in New Jersey).

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

ACCUMULATION UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.

INVESTMENT OPTIONS


The contract offers __ investment portfolios which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. Copies of these prospectuses will be sent to you with your Contract. Certain portfolios contained in the fund prospectuses may not be available with your contract.
(See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.


A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Premier Growth Portfolio (Class A)
     Real Estate Investment Portfolio (Class A)

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P.  MORGAN  INVESTMENT  MANAGEMENT  INC. IS THE  SUB-ADVISER  TO THE FOLLOWING
PORTFOLIOS:

Select Equity Portfolio
Small Cap Stock Portfolio
International Equity Portfolio
Quality Bond Portfolio
Large Cap Stock Portfolio

LORD, ABBETT & CO. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIOS:

Bond Debenture Portfolio
Mid-Cap Value Portfolio
Large Cap Research Portfolio
Developing Growth Portfolio
Lord Abbett Growth and Income Portfolio

FIRMCO, LLC IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIOS:

Balanced Portfolio
Equity Income Portfolio
Growth & Income Equity Portfolio

RIGGS BANK N.A. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIOS:

Riggs Stock Portfolio
Riggs Small Company Stock Portfolio
Riggs U.S. Government Securities Portfolio

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple Portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

Goldman Sachs VIT Growth and Income Fund
Goldman Sachs VIT International Equity Fund
Goldman Sachs VIT Global Income Fund

KEMPER VARIABLE SERIES

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. (Scudder Kemper) is the investment manager for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. Scudder Kemper, as investment manager, has retained Dreman Value Management, L.L.C. to serve as sub-adviser for the Kemper-Dreman High Return Equity Portfolio. The following portfolios are available under the contract:

     Kemper Small Cap Value Portfolio
     Kemper Government Securities Portfolio
     Kemper Small Cap Growth Portfolio
     Kemper-Dreman High Return Equity Portfolio


LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

Newport Tiger Fund,  Variable Series

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Research Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS Global Governments Series
   MFS Bond Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Oppenheimer High Income Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Putnam VT Growth and Income Fund-Class IA Shares
     Putnam VT International Growth Fund-Class IA Shares
     Putnam VT International New Opportunities Fund-Class IA Shares Putnam VT New Value Fund-Class IA Shares
     Putnam VT Vista Fund-Class IA Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Franklin Templeton Variable Insurance Products Trust issues two classes of shares - Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Large Cap Growth Securities Fund, the Franklin Small Cap Fund and the Templeton Global Income Securities Fund; Franklin Mutual Advisers, LLC is the investment manager of the Mutual Shares Securities Fund; Templeton Investment Counsel, Inc. is the investment manager of the Templeton Asset Strategy Fund and the Templeton International Securities Fund. Templeton Global Advisors Limited is the investment manager for the Templeton Growth Securities Fund; and Templeton Asset Management Ltd. is the investment manager of the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:

   Franklin Large Cap Growth Securities (the surviving fund of the merger with
    Franklin Large Cap Growth Investments)
   Franklin Small Cap (the surviving fund of the merger with Franklin Small
    Cap Investments)
   Mutual Shares Securities (the surviving fund of the merger with Mutual
    Shares Investments)
   Templeton Asset Strategy (formerly, Templeton Asset Allocation)
   Templeton Global Income Securities (the surviving fund of the merger with
    Templeton Bond)
   Templeton International Securities (formerly Templeton International) Templeton Growth Securities (the surviving fund of the merger with Templeton
    Stock)
   Templeton Developing Markets Securities (formerly, Templeton Developing Markets)


VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III

Variable  Insurance  Products  Fund,  Variable  Insurance  Products  Fund II and
Variable Insurance Products Fund III are each a mutual fund with multiple portfolios managed by Fidelity Management & Research Company. The following portfolios are available under the contract:

   Variable Insurance Products Fund:
      VIP Growth Portfolio
      VIP Equity-Income Portfolio

   Variable Insurance Products Fund II:
      VIP II Contrafund Portfolio

   Variable Insurance Products Fund III:
      VIP III Growth Opportunities Portfolio
      VIP III Growth & Income Portfolio


Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

TRANSFERS

You can transfer money among the fixed account and the investment portfolios.

Cova has  reserved the right during the year to terminate or modify the transfer
provisions   described   below,   subject   to   applicable   state   laws   and
regulations.


TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

     2.  Your  request  for  transfer  must  clearly   state  which   investment
portfolio(s) or the fixed account are involved in the transfer.

     3. Your request for transfer must clearly state how much the transfer is for.

     4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, Cova does not charge for participating in the Dollar Cost Averaging Program. Cova will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, Cova does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

APPROVED ASSET ALLOCATION PROGRAMS

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

VOTING RIGHTS

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

* the mortality and expense risk premium, and

* the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day Cova processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General:

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver:

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

INCOME TAXES

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.


A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS


If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);
     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
     (5) paid to you after you have attained age 55 and you have left your employment;
     (6)  paid for certain allowable medical expenses (as defined in the Code);
     (7)  paid pursuant to a qualified domestic relations order;
     (8)  paid on account of an IRS levy upon the qualified contract;
     (9)  paid from an IRA for medical insurance (as defined in the Code);
     (10) paid from an IRA for qualified higher education expenses; or
     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

*    less any applicable withdrawal charge,

*    less any premium tax, and

*    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500.
Cova requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or Cova cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.


DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by Cova, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by Cova, Option A will be your death benefit.

If you bought your contract before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998 to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by Cova, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

      Example:
      Assumed facts for example:
      $10,000 current GACV
      $ 8,000 contract value
      $ 2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

      New GACV = $10,000 - [($2,100/$8,000) X $10,000]
      which results in the current GACV of $10,000 being reduced by $2,625

      The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The values of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

OTHER INFORMATION

COVA

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

THE SEPARATE ACCOUNT

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

DISTRIBUTOR

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.



         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company

Experts

Legal Opinions

Distribution

Calculation of Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements

                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.





                                             Year or      Year or        Year or      Year or
                                             Period       Period         Period       Period
                                             Ended        Ended          Ended        Ended
                                             12/31/99     12/31/98       12/31/97     12/31/96
                                             --------     ----------     ----------- -----------

AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                           $11.77       $10.00           **            **
End of Period                                 $16.79       $11.77
Number of Accum. Units Outstanding           901,235      183,488

AIM V.I. International Equity Sub-Account
Beginning of Period                           $11.39       $10.00           **            **
End of Period                                 $17.42       $11.39
Number of Accum. Units Outstanding           277,998      204,072

AIM V.I. Value Sub-Account
Beginning of Period                           $13.06       $10.00           **            **
End of Period                                 $16.73       $13.06
Number of Accum. Units Outstanding         2,544,761      521,890

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period                           $14.60       $10.00           **            **
End of Period                                 $19.04       $14.60
Number of Accum. Units Outstanding         2,065,459      667,854

Real Estate Investment Sub-Account
Beginning of Period                            $7.99       $10.00           **            **
End of Period                                  $7.47        $7.99
Number of Accum. Units Outstanding           475,475      191,411

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                           $13.50       $12.88         $11.29         $10.10
End of Period                                 $13.77       $13.50         $12.88         $11.29
Number of Accum. Units Outstanding        11,413,993    8,184,894      3,945,097        659,663

Mid-Cap Value Sub-Account
Beginning of Period                           $10.44       $10.47         $10.00           **
End of Period                                 $10.88       $10.44         $10.47
Number of Accum. Units Outstanding         2,528,900    1,642,553        194,386

Large Cap Research Sub-Account
Beginning of Period                           $11.83        $9.90         $10.00           **
End of Period                                 $14.64       $11.83         $ 9.90
Number of Accum. Units Outstanding         2,260,424    1,094,920        124,559

Developing Growth Sub-Account
Beginning of Period                           $11.07       $10.53         $10.00           **
End of Period                                 $14.45        11.07         $10.53
Number of Accum. Units Outstanding         2,153,899    1,342,201        148,658

Lord Abbett Growth and Income
Sub-Account
Beginning of Period                           $35.90          **            **            **
End of Period                                 $39.46
Number of Accum. Units Outstanding        21,128,621

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                           $16.99       $14.05         $10.84         $10.08
End of Period                                 $18.38       $16.99         $14.05         $10.84
Number of Accum. Units Outstanding        12,271,286   10,544,818      6,903,606      2,044,523

Small Cap Stock Sub-Account
Beginning of Period                           $12.58       $13.49         $11.31         $10.51
End of Period                                 $17.93       $12.58         $13.49         $11.31
Number of Accum. Units Outstanding         5,435,852    5,532,610      3,940,243      1,237,405

International Equity Sub-Account
Beginning of Period                           $12.89       $11.46         $10.97         $10.21
End of Period                                 $16.33       $12.89         $11.46         $10.97
Number of Accum. Units Outstanding         7,578,951    7,309,325      5,440,592      1,306,892

Quality Bond Sub-Account
Beginning of Period                           $11.91       $11.16         $10.37          $9.90
End of Period                                 $11.57       $11.91         $11.16         $10.37
Number of Accum. Units Outstanding         7,608,610    3,323,343      1,433,081        508,830

Large Cap Stock Sub-Account
Beginning of Period                           $19.43       $14.89         $11.33         $10.00
End of Period                                 $22.55       $19.43         $14.89         $11.33
Number of Accum. Units Outstanding        10,050,149    4,178,035      1,473,929      1,389,606

Managed by FIRMCO, LLC

Balanced Sub-Account
Beginning of Period                           $11.77       $10.53         $10.00          **
End of Period                                 $12.43       $11.77         $10.53
Number of Accum. Units Outstanding           678,937      286,511         38,079

Equity Income Sub-Account
Beginning of Period                           $12.07       $11.19         $10.00          **
End of Period                                 $12.20       $12.07         $11.19
Number of Accum. Units Outstanding           467,721      286,953        49,725

Growth & Income Equity Sub-Account
Beginning of Period                           $12.19       $10.76         $10.00          **
End of Period                                 $13.97       $12.19         $10.76
Number of Accum. Units Outstanding         1,072,066      641,789        121,673

Managed by Riggs Bank N.A.

Riggs U.S. Government Securities
Sub-Account
Beginning of Period                           $10.13          **            **            **
End of Period                                 $10.00
Number of Accum. Units Outstanding            29,265

Riggs Stock Sub-Account
Beginning of Period                           $10.08          **            **            **
End of Period                                 $10.24
Number of Accum. Units Outstanding            21,344


GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account
Beginning of Period                           $11.11       $10.67         $10.23         $10.00
End of Period                                 $11.53       $11.11         $10.67         $10.23
Number of Accum. Units Outstanding         3,709,173    1,473,737        311,051         34,964

GOLDMAN SACHS  VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management
Goldman Sachs VIT Growth and Income Sub-Account
Beginning of Period                            $9.91       $10.00           **            **
End of Period                                 $10.30        $9.91
Number of Accum. Units Outstanding           620,568      467,675

Managed by Goldman Sachs Asset Management International
Goldman Sachs VIT International Equity Sub-Account
Beginning of Period                           $11.40       $10.00           **            **
End of Period                                 $14.83       $11.40
Number of Accum. Units Outstanding           240,170      112,824

Goldman Sachs VIT Global Income Sub-Account
Beginning of Period                           $10.78       $10.00           **            **
End of Period                                 $10.52       $10.78
Number of Accum. Units Outstanding            31,541       18,833

KEMPER VARIABLE SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account
Beginning of Period                            $8.75       $10.00           **            **
End of Period                                  $8.87        $8.75
Number of Accum. Units Outstanding           496,083      245,092

Kemper Government Securities Sub-Account
Beginning of Period                           $10.56       $10.00           **            **
End of Period                                 $10.48       $10.56
Number of Accum. Units Outstanding           218,804       59,712

Kemper Small Cap Growth Sub-Account                                         **            **
Beginning of Period                           $11.68       $10.00
End of Period                                 $15.49       $11.68
Number of Accum. Units Outstanding           113,560       76,492

Managed by Dreman Value Management, L.L.C.
Kemper-Dreman High Return Equity Sub-Account
Beginning of Period                           $10.49       $10.00           **            **
End of Period                                  $9.19       $10.49
Number of Accum. Units Outstanding            18,808        9,223

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger Fund, Variable Sub-Account                                    **            **
Beginning of Period                            $9.23       $10.00
End of Period                                 $15.29       $ 9.23
Number of Accum. Units Outstanding            40,648       31,936

MFS VARIABLE INSURANCE TRUST:
Managed by Massachusetts Financial
  Services Company
MFS Emerging Growth Sub-Account
Beginning of Period                           $13.23       $10.00           **            **
End of Period                                 $23.06       $13.23
Number of Accum. Units Outstanding         1,237,361      539,659

MFS Research Sub-Account
Beginning of Period                           $12.17       $10.00           **            **
End of Period                                 $14.89       $12.17
Number of Accum. Units Outstanding         1,098,586      464,786

MFS Growth With Income Sub-Account
Beginning of Period                           $12.07       $10.00           **            **
End of Period                                 $12.70       $12.07
Number of Accum. Units Outstanding         1,373,014      581,434

MFS High Income Sub-Account
Beginning of Period                            $9.85       $10.00           **            **
End of Period                                 $10.33       $ 9.85
Number of Accum. Units Outstanding           437,876      219,209

MFS Global Governments Sub-Account
Beginning of Period                           $10.67       $10.00           **            **
End of Period                                 $10.26       $10.67
Number of Accum. Units Outstanding             7,473        2,082

MFS Bond Sub-Account
Beginning of Period                           $10.49       $10.00           **            **
End of Period                                 $10.18       $10.49
Number of Accum. Units Outstanding            21,525       16,538

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Fund/VA Sub-Account
Beginning of Period                            $9.89       $10.00           **            **
End of Period                                 $10.17        $9.89
Number of Accum. Units Outstanding           238,266       78,513

Oppenheimer Bond Fund/VA Sub-Account
Beginning of Period                           $10.53       $10.00           **            **
End of Period                                 $10.23       $10.53
Number of Accum. Units Outstanding         1,030,539      401,990

Oppenheimer Capital Appreciation Fund/VA Sub-Account
Beginning of Period                           $12.23       $10.00           **            **
End of Period                                 $17.09       $12.23
Number of Accum. Units Outstanding           436,692       97,161

Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
Beginning of Period                           $10.33       $10.00           **            **
End of Period                                 $12.39       $10.33
Number of Accum. Units Outstanding           618,771      284,830

Oppenheimer Strategic Bond Fund/VA Sub-Account
Beginning of Period                           $10.15       $10.00           **            **
End of Period                                 $10.29       $10.15
Number of Accum. Units Outstanding           306,527      107,869


PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.
Putnam VT Growth and Income Sub-Account
Beginning of Period                           $11.38       $10.00           **            **
End of Period                                 $11.40       $11.38
Number of Accum. Units Outstanding         2,304,013    1,115,668

Putnam VT International Growth Sub-Account
Beginning of Period                           $11.71       $10.00           **            **
End of Period                                 $18.49       $11.71
Number of Accum. Units Outstanding         1,092,379      530,055

Putnam VT International New Opportunities Sub-Account
Beginning of Period                           $11.40       $10.00           **            **
End of Period                                 $22.82       $11.40
Number of Accum. Units Outstanding           110,085       52,809

Putnam VT New Value Sub-Account
Beginning of Period                           $10.48       $10.00           **            **
End of Period                                 $10.37       $10.48
Number of Accum. Units Outstanding            66,900       42,091

Putnam VT Vista Sub-Account
Beginning of Period                           $11.79       $10.00           **            **
End of Period                                 $17.77       $11.79
Number of Accum. Units Outstanding           385,345       51,405

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES
Managed by Franklin Advisers, Inc.
Franklin  Large Cap Growth Securities Sub-Account
Beginning of Period                           $10.00          **            **            **
End of Period                                 $14.67
Number of Accum. Units Outstanding            69,488

Franklin Small Cap Sub-Account
Beginning of Period                           $10.00          **            **            **
End of Period                                 $17.68
Number of Accum. Units Outstanding            55,398

Templeton Global Income Securities Sub-Account
Beginning of Period                           $10.00          **            **            **
End of Period                                  $9.68
Number of Accum. Units Outstanding            33,720

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
Beginning of Period                            $9.63       $10.00           **            **
End of Period                                 $10.41         9.63
Number of Accum. Units Outstanding           247,806      106,035

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
Beginning of Period                            $9.14       $10.00           **            **
End of Period                                 $11.15         9.14
Number of Accum. Units Outstanding           826,137      164,775

Managed by Templeton Global Advisors Limited
Templeton Growth Securities Sub-Account
Beginning of Period                           $10.00          **            **            **
End of Period                                 $12.56
Number of Accum. Units Outstanding            42,835

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
Beginning of Period                            $7.55       $10.00           **            **
End of Period                                 $11.46         7.55
Number of Accum. Units Outstanding           304,489       89,960

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management & Research Company
VIP Growth Sub-Account
Beginning of Period                           $13.08       $10.00           **            **
End of Period                                 $17.72       $13.08
Number of Accum. Units Outstanding           103,240        6,748

VIP Equity-Income Sub-Account
Beginning of Period                           $10.63       $10.00           **            **
End of Period                                 $11.14       $10.63
Number of Accum. Units Outstanding           110,182       24,132

VARIABLE INSURANCE PRODUCTS FUND II
Managed by Fidelity Management & Research Company
VIP II Contrafund Sub-Account
Beginning of Period                           $12.36       $10.00           **            **
End of Period                                 $15.14       $12.36
Number of Accum. Units Outstanding           119,923       32,354

VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management & Research Company
VIP III Growth Opportunities Sub-Account
Beginning of Period                           $11.74       $10.00           **            **
End of Period                                 $12.07       $11.74
Number of Accum. Units Outstanding            60,394        9,523

VIP III Growth & Income Sub-Account
Beginning of Period                           $12.20       $10.00           **            **
End of Period                                 $13.14       $12.20
Number of Accum. Units Outstanding           188,911       69,833


The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock Portfolios managed by J.P. Morgan Investment Management Inc., and the Bond Debenture Portfolio managed by Lord, Abbett & Co. reflect the date these investment portfolios were offered for sale to the public (5/1/96). The Money Market Fund managed by Conning Asset Management Company started regular investment operations on June 3, 1996. The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations on August 20, 1997. The Balanced, Equity Income and Growth & Income Equity Portfolios managed by FIRMCO, LLC commenced regular investment operations on July 1, 1997. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. The investment portfolios managed by A I M Advisors, Inc., Massachusetts Financial Services Company, Alliance Capital Management L.P., Scudder Kemper Investments, Inc., Newport Fund Management Inc.
and  OppenheimerFunds,   Inc.  commenced investment operations on December 31,
1997. The investment portfolios managed by Fidelity Management & Research Company, Inc. commenced investment operations on February 17, 1998. The investment portfolios investing in Franklin Templeton Variable Insurance Products Trust commenced operations on May 1, 1998. The investment portfolios investing in Goldman Sachs Variable Insurance Trust and Putnam Variable Trust commenced operations on January 29, 1998.



                                 APPENDIX B

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the Contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:
AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

COVA SERIES TRUST:
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

PORTFOLIOS MANAGED BY FIRMCO, LLC

     BALANCED PORTFOLIO

Investment Objective: The Balanced Portfolio seeks to maximize total return through a combination of growth of capital and current income consistent with the preservation of capital.

     EQUITY INCOME PORTFOLIO

Investment Objective: The Equity Income Portfolio seeks to provide an above-average level of income consistent with long-term capital appreciation.

     GROWTH & INCOME EQUITY PORTFOLIO

Investment Objective: The Growth & Income Equity Portfolio seeks to provide long-term capital growth, with income as a secondary consideration.

PORTFOLIOS MANAGED BY RIGGS BANK N.A.

     RIGGS SMALL COMPANY STOCK PORTFOLIO

Investment Objective: The Riggs Small Company Stock Portfolio seeks to provide long-term capital appreciation.

     RIGGS STOCK PORTFOLIO

Investment Objective: The Riggs Stock Portfolio seeks to provide growth of capital and income.

     RIGGS U.S. GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: The Riggs U.S. Government Securities Portfolio seeks to provide current income.

GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund, the Franklin Small Cap Fund and the Templeton Global Income Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. Templeton Investment Counsel, Inc. is the investment adviser for the Templeton Asset Strategy Fund and the Templeton International Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:

     FRANKLIN LARGE CAP GROWTH SECURITIES FUND (the surviving fund of the merger with Franklin Large Cap Growth Investments Fund)

Investment Objective and Principal Investments: The Fund's investment goal is capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large cap growth companies that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains.

     FRANKLIN SMALL CAP FUND (the surviving fund of the merger with Franklin
          Small Cap Investments Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.

     MUTUAL SHARES SECURITIES FUND (the surviving fund of the merger with Mutual Shares Investments Fund)

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

     TEMPLETON ASSET STRATEGY FUND (formerly Templeton Asset Allocation Fund)

Investment Objective and Principal Investments: The Fund's investment goal is high total return. Under normal market conditions, the Fund will invest in equity and debt securities of any nation, including emerging markets, and in money market instruments.

     TEMPLETON GLOBAL INCOME SECURITIES FUND (the surviving fund of the merger with Templeton Bond Fund)

Investment Objective and Principal Investments: The Fund's investment goal is high current income. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.

     TEMPLETON INTERNATIONAL SECURITIES FUND (formerly Templeton International
          Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets.

     TEMPLETON GROWTH SECURITIES FUND (the surviving fund of the merger with Templeton Stock Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located anywhere in the world, including in the U.S. and emerging markets.

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND (formerly Templeton Developing
           Markets Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive revenue from goods or services produced, or that have their principal activities, or assets in, emerging market countries.


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

     GOLDMAN SACHS VIT GLOBAL INCOME FUND

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

     GOLDMAN SACHS VIT GROWTH AND INCOME FUND

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.

     GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND

Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. Dreman Value Management, L.L.C. is the investment adviser for the Kemper-Dreman High Return Equity Portfolio. The following portfolios are available under the contract:

     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO

Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.

     KEMPER SMALL CAP VALUE PORTFOLIO

Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

     KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO

Investment Objective: Kemper-Dreman High Return Equity Portfolio seeks to achieve a high rate of total return. The Portfolio pursues its objective by investing principally in a diversified portfolio of the stocks of large U.S. Companies that the investment manager believes are undervalued. Under normal market conditions, the Portfolio invests at least 65% of its total assets in equity securities.


LIBERTY VARIABLE INVESTMENT TRUST:
Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

     NEWPORT TIGER FUND, VARIABLE SERIES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.

MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS BOND SERIES

Investment Objective: The Series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. The Series invests, under normal market conditions, at least 65% of its total assets in the following fixed income securities: corporate bonds, U.S. government securities, and mortgage-backed and asset backed securities.

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     OPPENHEIMER BOND FUND/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
          (formerly Oppenheimer Growth)

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

     OPPENHEIMER HIGH INCOME FUND/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
          (formerly Oppenheimer Growth & Income)

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

     OPPENHEIMER STRATEGIC BOND FUND/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.

PUTNAM VARIABLE TRUST:
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PUTNAM VT GROWTH AND INCOME FUND-CLASS IA SHARES

Investment Objective: The Fund seeks capital growth and current income.

     PUTNAM VT INTERNATIONAL GROWTH FUND-CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation.

     PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND-CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation.

     PUTNAM VT NEW VALUE FUND-CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation.

     PUTNAM VT VISTA FUND-CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation.


VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund II are each a mutual fund with multiple portfolios managed by Fidelity Management & Research Company. The following portfolios are available under the contract:

VARIABLE INSURANCE PRODUCTS FUND

     VIP GROWTH PORTFOLIO

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.

      VIP EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VARIABLE INSURANCE PRODUCTS FUND II

     VIP II CONTRAFUND  PORTFOLIO

Investment   Objective:   The  Contrafund   Portfolio  seeks  long-term  capital
appreciation.

VARIABLE INSURANCE PRODUCTS FUND III

     VIP III GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Growth Opportunities Portfolio seeks to provide capital growth.

     VIP III GROWTH & INCOME PORTFOLIO

Investment Objective: The Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.


                                  APPENDIX C

PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended December 31, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 1999. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.


PART 1 AIM VARIABLE INSURANCE FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:


                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects all                  (reflects insurance
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

AIM V.I. Capital     12/31/97         37.96%         27.68%       42.60%        29.56%
Appreciation

AIM V.I.             12/31/97         48.24%         30.12%       52.89%        31.97%
International
Equity

AIM V.I. Value       12/31/97         23.46%         27.46%       28.09%        29.34%

PART 1 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                          Portfolio                      inception                 inception
----------------          ---------       --------       ---------  -------------  ----------

Premier Growth (Class A)  12/31/97           25.85%        36.22%         30.48%     38.00%
Real Estate Investment
(Class A)                 12/31/97          -11.02%       -16.28%         -6.43%    -13.54%


PART 1 COVA SERIES TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                                                  Accumulation
                                                  Column A        Unit Performance       Column B
                                                 (reflects                              (reflects
                                                 all charges                            insurance
                                                 and portfolio                          charges and
                         Separate Account        expenses                               portfolio
                         Inception Date                                                 expenses)
Portfolio                in Portfolio            1 yr          5 yrs     since           1 yr         5 yrs      since
-----------------        ----------------        ----------    --------  -------------   ----------   ---------  ----------
                                                                         inception                               inception
                                                                       -------------                           ----------
Select Equity                5/1/96                3.62%         N/A      16.86%            8.23%       N/A        17.79%
Small Cap Stock              5/1/96               37.87%         N/A      14.70%           42.52%       N/A        15.67%
International Equity         5/1/96               22.10%         N/A      12.64%           26.72%       N/A        13.65%
Quality Bond                 5/1/96               -7.51%         N/A       3.11%           -2.92%       N/A         4.34%
Large Cap Stock              5/1/96               11.45%         N/A      23.98%           16.06%       N/A        24.80%
Bond Debenture               5/1/96               -2.61%         N/A       7.70%            1.99%       N/A         8.81%
Mid-Cap Value               8/20/97               -0.41%         N/A       1.64%            4.19%       N/A         3.61%
Large Cap Research          8/20/97               19.14%         N/A      15.79%           23.76%       N/A        17.48%
Developing Growth           8/20/97               25.95%         N/A      15.15%           30.58%       N/A        16.86%
Lord Abbett Growth and
Income                       1/8/99                 N/A          N/A       4.79%             N/A        N/A         9.90%
Balanced                     7/1/97                1.04%         N/A       7.36%            5.65%       N/A         9.09%
Equity Income                7/1/97               -3.49%         N/A       6.54%            1.11%       N/A         8.28%
Growth & Income Equity       7/1/97                9.97%         N/A      12.66%           14.59%       N/A        14.29%


PART 1 GENERAL AMERICAN CAPITAL COMPANY
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 12/31/99:

                                                                  Accumulation
                                                  Column A        Unit Performance       Column B
                                                 (reflects                              (reflects
                                                 all charges                            insurance
                                                 and portfolio                          charges and
                         Separate Account        expenses)                              portfolio
                         Inception Date                                                 expenses)
Portfolio                in Portfolio            1 yr             since           1 yr            since
-----------------        ----------------        ----------       -------------   ----------      ----------
                                                                  inception                       inception
                                                                  -------------                   ----------

Money Market                 6/3/96               -0.86%              2.78%           3.74%          4.05%

PART 1 GOLDMAN SACHS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 12/31/99:


                                           Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------
Goldman Sachs Variable
Insurance Trust
   Goldman Sachs VIT
    Growth and Income      1/29/98        -0.66%         -0.90%       3.94%          1.55%
   Goldman Sachs VIT
    International Equity   1/29/98        25.39%         20.68%      30.02%         22.76%
   Goldman Sachs VIT
    Global Income          1/29/98        -6.99%          0.28%      -2.39%          2.70%

PART 1 KEMPER VARIABLE SERIES
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

Kemper Small Cap Value  12/31/97           -3.24%        -8.32%        1.36%       -5.81%
Kemper Government
Securities              12/31/97           -5.31%         0.05%       -0.71%        2.38%
Kemper Small Cap Growth 12/31/97           28.06%        22.53%       32.69%       24.47%
Kemper-Dreman High
  Return Equity          5/15/98          -16.99%        -8.07%      -12.40%       -5.07%


PART 1 LIBERTY VARIABLE INVESTMENT TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

Newport Tiger Fund,
  Variable Series       12/31/97           61.02%        21.70%       65.69%       23.66%

PART 1 MFS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

MFS Emerging Growth     12/31/97         69.58%          50.21%        74.26%      51.85%
MFS Research            12/31/97         17.70%          20.04%        22.32%      22.03%
MFS Growth With Income  12/31/97          0.60%          10.54%         5.21%      12.67%
MFS High Income         12/31/97          0.36%          -0.68%         4.97%       1.66%
MFS Global Governments  12/31/97         -8.45%          -1.06%        -3.85%       1.29%
MFS Bond                 5/15/98         -7.53%          -1.76%        -2.93%       1.13%

PART 1 OPPENHEIMER VARIABLE ACCOUNT FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------
Oppenheimer High Income
  Fund/VA               12/31/97          -1.76%        -1.49%         2.84%        0.87%
Oppenheimer Bond Fund/VA
                        12/31/97          -7.49%        -1.22%        -2.89%        1.14%
Oppenheimer Capital
  Appreciation Fund/VA  12/31/97          35.05%        28.85%        39.69%       30.72%
Oppenheimer Main Street
  Growth & Income
  Fund/VA               12/31/97          15.39%         9.17%        20.01%       11.33%
Oppenheimer Strategic
  Bond Fund/VA          12/31/97          -3.20%        -0.89%         1.40%        1.46%


PART 1 PUTNAM VARIABLE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects all                  (reflects insurance
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------
Putnam Variable Trust
  Putnam VT Growth and
   Income-Class IA
   Shares                12/31/97        -4.43%          4.55%        0.17%         6.78%
  Putnam VT
   International Growth-
   Class IA Shares       12/31/97        53.25%         34.16%       57.91%        35.96%
  Putnam VT
   International New
   Opportunities-Class
   IA Shares             12/31/97        95.44%         49.41%      100.14%        51.06%
  Putnam VT New Value-
   Class IA Shares       12/31/97        -5.73%         -0.53%       -1.13%         1.81%
  Putnam VT Vista-Class
   IA Shares             12/31/97        46.12%         31.47%       50.77%        33.30%

PART 1 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                                 Accumulation   Unit     Performance
                                                  Column   A                     Column B
                               Separate          (reflects all                  (reflects insurance
                               Account           charges and                    charges and
                               Inception         portfolio expenses)            portfolio expenses)
Portfolio                      Date in           1 yr         since         1 yr        since
                               Portfolio                      inception                 inception
----------------               ---------       --------       ---------  -------------  ----------
Templeton Developing Markets
  Securities (1)                 5/1/98         47.06%           5.79%      51.71%          8.50%
Mutual Shares Securities (2)     5/1/98          7.23%          -3.23%      11.85%          1.47%
Templeton International
  Securities (3)                 5/1/98         17.28%           3.99%      21.90%          6.72%
Franklin Large Cap Growth
  Securities (4)                 3/1/99           N/A           25.11%        N/A          30.24%
Franklin Small Cap (5)           3/1/99           N/A           99.28%        N/A         104.48%
Templeton Global Income
  Securities (6)                 3/1/99           N/A           -8.77%        N/A          -3.67%
Templeton Growth Securities (7) 1/19/99           N/A           15.40%        N/A          20.52%

(1) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

(2) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

(3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(4) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance of the Franklin Large Cap Growth Securities Fund.

(5) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

(6) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance of the Templeton Global Income Securities Fund.

(7) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.


PART 1 VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, VARIABLE INSURANCE PRODUCTS FUND III


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects all                  (reflects insurance
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

VIP Growth           2/17/98         30.89%          33.84%      35.53%        35.84%

VIP Equity-Income    2/17/98          0.24%           3.53%       4.85%         5.96%

VIP II Contrafund    2/17/98         17.90%          22.72%      22.53%        24.86%


VIP III Growth       2/17/98         -1.78%           8.26%       2.82%        10.61%
Opportunities

VIP III Growth       2/17/98          3.04%          13.45%       7.65%        15.72%
& Income




PART 2 - HISTORICAL FUND PERFORMANCE

Shares of the General American Capital Company Money Market Fund were first offered under the Contract on June 3, 1996. Shares of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc. and MFS Variable Insurance Trust were first offered under the contract on December 30, 1997. Shares of the Portfolios of Franklin Templeton Variable Insurance Products Trust were first offered under the contract as of May 1, 1998. Shares of the Portfolios of Putnam Variable Trust and Goldman Sachs Variable Insurance Trust were first offered under the contract as of May 1, 1999 (collectively, the "Existing Funds"). However, the Existing Funds have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affects accumulation unit values, we have developed performance information.


The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.


PART 2 AIM VARIABLE INSURANCE FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all            (reflects insurance
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                    Portfolio
                    Inception                     since                           since        Unit             since
Portfolio           Date         1 yr    5 yrs    inception      1 yr    5 yrs    inception    1 yr     5 yrs   inception
----------------    ---------   -------  ------   ------------   ------  -------  ----------   ------   -----   ----------

AIM V.I. Capital
Appreciation         5/5/93      44.61%   25.59%     22.33%      37.96%   24.09%    20.83%     42.60%    24.19%   20.93%

AIM V.I.
International
Equity               5/5/93      55.04%   21.93%     18.82%      48.24%   20.43%    17.32%     52.89%    20.53%   17.42%

AIM V.I. Value       5/5/93      29.90%   27.23%     23.07%      23.46%   25.73%    21.57%     28.09%    25.83%   21.67%


PART 2 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all           (reflects insurance
                                                                 charges and            charges and
                                                                 portfolio expenses)    portfolio expenses)

                        Portfolio                    10 yrs                   10 yrs                     10 yrs
                        Inception                    or since                 or since                   or since
Portfolio               Date         1 yr   5 yrs    inception    1 yr  5 yrs inception  1 yr     5 yrs  inception
---------------         ---------   ------  ------   ---------   ------ ----- ---------  -----   ------  ----------

Premier Growth (Class A)  6/26/92   32.32%  36.03%     26.31%   25.85% 34.53%  24.81%    30.48%   34.63%   24.91%
Real Estate Investment
(Class A)                 1/9/97   -5.11%   N/A       -1.79%  -11.02%  N/A    -4.83%    -6.43%    N/A     -3.19%


PART 2 GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                           Fund    Performance       Accumulation   Unit     Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects all                     (reflects insurance
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date          1 yr     5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------   ------  ------------  -------  -----------    -------------  -------  ---------  --------

Money Market        10/1/87       5.20%     5.60%      5.35%     -0.86%     4.10%          3.85%         3.74%     4.20%     3.95%


PART 2
GOLDMAN SACHS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 12/31/99:

                                Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all            (reflects insurance
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                        Portfolio
                        Inception                     since                   since                        since
Portfolio               Date         1 yr             inception      1 yr     inception       1 yr         inception
---------------         ---------   -------------     ------------   -------  -------------  ---------     ------------
Goldman Sachs Variable
 Insurance Trust
Goldman Sachs VIT
  Growth and Income       1/12/98       5.41%            5.53%         -0.66%      1.72%         3.94%        4.13%
Goldman Sachs VIT
 International Equity     1/12/98      31.85%           26.26%         25.39%     22.45%        30.02%       24.86%
Goldman Sachs VIT Global
 Income                   1/12/98      -1.01%            3.59%         -6.99%     -0.22%        -2.39%        2.19%

PART 2 KEMPER VARIABLE SERIES
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all            (reflects insurance
                                                                charges and              charges and
                                                                portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                    10 yrs
                        Inception                    or since                or since                 or since
Portfolio               Date         1 yr  5 yrs     inception   1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------         ---------   ------ ------    ---------- ------ ----- --------- -----  ------- ----------

Kemper Small Cap Value   5/1/96      2.80%   N/A        3.42%   -3.24%   N/A    0.67%   1.36%   N/A       2.02%
Kemper Government
Securities               9/3/87      0.68%   7.46%      7.12%   -5.31%   5.96%  5.62%  -0.71%   6.06%     5.72%
Kemper Small Cap Growth  5/2/94     34.56%  28.92%     25.97%   28.06%  27.42% 24.47%  32.69%  27.52%    24.57%
Kemper-Dreman High
  Return Equity          5/4/98    -11.16%   N/A       -5.28%  -16.99%   N/A   -9.52% -12.40%   N/A      -6.68%

PART 2 LIBERTY VARIABLE INVESTMENT TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all             (reflects insurance
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                     10 yrs                     10 yrs
                        Inception                    or since                   or since                   or since
Portfolio               Date         1 yr  5 yrs     inception    1 yr   5 yrs  inception  1 yr    5 yrs   inception
---------------         ---------   ------ ------    ----------  ------  -----  ---------  -----   ------- ----------

Newport Tiger Fund,
 Variable Series          5/1/95    68.01%   N/A        7.31%     61.02%   N/A     4.83%    65.69%   N/A      5.91%

PART 2 MFS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all             (reflects insurance
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                     10 yrs                     10 yrs
                        Inception                    or since                   or since                   or since
Portfolio               Date         1 yr  5 yrs     inception    1 yr   5 yrs  inception  1 yr    5 yrs   inception
---------------         ---------   ------ ------    ----------  ------  -----  ---------  -----   ------- ----------
MFS Emerging Growth      7/24/95    76.71%   N/A      36.44%     69.58%   N/A     33.91%   74.26%    N/A      35.04%
MFS Research             7/26/95    24.05%   N/A      22.86%     17.70%   N/A     20.33%   22.32%    N/A      21.46%
MFS Growth With Income   10/9/95     6.69%   N/A      21.12%      0.60%   N/A     18.54%    5.21%    N/A      19.72%
MFS High Income          7/26/95     6.44%   N/A       8.24%      0.36%   N/A      5.71%    4.97%    N/A       6.84%
MFS Global Governments   6/14/94    -2.50%  4.36%      4.07%     -8.45%   2.86%    2.57%   -3.85%    2.96%     2.67%
MFS Bond                10/24/95    -1.56%   N/A       4.82%     -7.53%   N/A      2.23%   -2.93%    N/A       3.42%

PART 2 OPPENHEIMER VARIABLE ACCOUNT FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                   Fund    Performance              Accumulation   Unit     Performance
                                    Column A                         Column   B              Column C
                                                                    (reflects all             (reflects insurance
                                                                     charges and              charges and
                                                                     portfolio expenses)      portfolio expenses)

                            Portfolio                   10 yrs                   10 yrs                    10 yrs
                            Inception                   or since                 or since                 or since
Portfolio                   Date         1 yr  5 yrs    inception    1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------             ---------   ------ ------   ----------  ------ ----- --------- -----  ------- ----------

Oppenheimer High Income
 Fund/VA                    4/30/86      4.29% 10.24%     12.65%     -1.76%  8.74% 11.15%    2.84%   8.84%   11.25%
Oppenheimer Bond Fund/VA     4/3/85     -1.52%  7.10%      7.76%     -7.49%  5.60%  6.26%   -2.89%   5.70%    6.36%
Oppenheimer Capital
 Appreciation Fund/VA        4/3/85     41.66% 30.65%     18.46%     35.05% 29.15% 16.96%   39.69%  29.25%   17.06%
Oppenheimer Main Street
 Growth & Income Fund/VA     7/5/95     21.71%  N/A       25.80%     15.39%   N/A  23.28%   20.01%   N/A     24.40%
Oppenheimer Strategic Bond
 Fund/VA                     5/3/93      2.83%  8.25%      6.18%     -3.20%  6.75%  4.68%    1.40%   6.85%    4.78%

PART 2 PUTNAM VARIABLE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                   Fund    Performance              Accumulation   Unit     Performance
                                    Column A                         Column   B              Column C
                                                                    (reflects all             (reflects insurance
                                                                     charges and              charges and
                                                                     portfolio expenses)      portfolio expenses)

                            Portfolio                   10 yrs                   10 yrs                    10 yrs
                            Inception                   or since                 or since                 or since
Portfolio                   Date         1 yr  5 yrs    inception    1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------             ---------   ------ ------   ----------  ------ ----- --------- -----  ------- ----------
Putnam VT Growth and
  Income-Class IA Shares     2/1/88      1.59% 19.40%     14.00%    -4.43% 17.90%  12.50%   0.17%  18.00%    12.60%
Putnam VT New Value-Class
  IA Shares                  1/2/97      0.27%   N/A       7.83%    -5.73%   N/A    4.80%  -1.13%    N/A      6.43%
Putnam VT Vista-Class IA
  Shares                     1/2/97     52.90%   N/A      31.14%    46.12%   N/A   28.11%  50.77%    N/A     29.74%
Putnam VT International
  Growth-Class IA Shares     1/2/97     60.13%   N/A      30.29%    53.25%   N/A   27.26%  57.91%    N/A     28.89%
Putnam VT International
  New Opportunities-Class
  IA Shares                  1/2/97    102.95%   N/A      32.92%    95.44%   N/A   29.89% 100.14%    N/A     31.52%


PART 2 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects all           (reflects insurance
                                                                charges and             charges and
                                                                portfolio expenses)     portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                       10 yrs
Portfolio,               Inception                    or since                or since                    or since
Class 1 Shares          Date         1 yr  5 yrs     inception   1 yr  5 yrs inception    1 yr   5 yrs     inception
---------------         ---------   ------ ------    ---------- ------ ----- ---------    -----  -------   ----------

Templeton Global
  Income Securities(1)   1/24/89   -5.79%   5.39%       5.88%  -11.79%  3.89%    4.38%   -7.19%    3.99%      4.48%
Templeton Growth
  Securities(2)          3/15/94   21.04%  15.40%      13.76%   15.04% 13.90%   12.26%   19.64%   14.00%     12.36%
Templeton International
  Securities(3)           5/1/92   23.61%  17.21%      15.36%   17.61% 15.71%   13.86%   22.21%   15.81%     13.96%
Templeton Developing
  Markets Securities(4)   3/4/96   53.84%    N/A       -5.30%   47.84%    N/A   -7.99%   52.44%      N/A     -6.70%
Franklin Small Cap(5)    11/1/95   96.94%    N/A       30.41%   90.94%    N/A   27.81%   95.54%      N/A     29.01%
Franklin Large Cap
  Growth Securities(6)    5/1/96   31.65%    N/A       22.85%   25.65%    N/A   20.10%   30.25%      N/A     21.45%
Mutual Shares
Securities(7)             11/8/96   13.40%    N/A       10.86%    7.40%    N/A    7.91%   12.00%      N/A      9.46%
Templeton Asset
Strategy(8)               8/24/88   22.86% 17.08%       13.08%   16.86% 15.58%   11.58%   21.46%   15.68%     11.68%

   (1) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund.
Performance shown reflects historical performance and inception date of the Templeton Global Income Securities Fund.

   (2) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth
Securities Fund.

   (3) Previously, Templeton International Fund.  Effective May 1, 2000, the
Templeton International Securities Fund merged into the Templeton International
Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Previously, Templeton Developing Markets Fund.  Effective May 1, 2000, the
Templeton Developing Markets Fund merged into the Templeton Developing Markets
Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (5) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap
Fund.

   (6) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund
(previously offered under the contract) merged into the Franklin Large Cap Growth
Securities Fund. Performance shown reflects historical performance and inception date of the Franklin Large Cap Growth Securities Fund.

   (7) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (8) Previously, Templeton Asset Allocation Fund.  Effective May 1, 2000, the
Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation
Fund. Performance shown reflects historical performance and inception date of the Templeton Asset Strategy Fund.


PART 2 VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, VARIABLE INSURANCE PRODUCTS FUND III
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/99:

                                           Fund    Performance       Accumulation   Unit     Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects all                      (reflects insurance
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date           1 yr    5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------  ------  ------------   -------  ---------      -------------  -------  ---------  --------

VIP Growth           10/9/86       37.44%  29.74%     19.94%       30.89%    28.24%          18.44%       35.53%   28.34%     18.54%
VIP Equity-Income    10/9/86        6.33%  18.61%     14.49%        0.24%    17.11%          12.99%        4.85%   17.21%     13.09%
VIP II Contrafund     1/3/95       24.25%   N/A       27.73%       17.90%     N/A            25.31%       22.53%    N/A       26.33%
VIP III Growth
Opportunities         1/3/95        4.27%   N/A       21.51%       -1.78%     N/A            19.09%        2.82%    N/A       20.11%
VIP III Growth
& Income            12/31/96        9.17%   N/A       22.11%        3.04%     N/A            19.09%        7.65%    N/A       20.71%












--------------------------------------------------------------------------------

                       Attn: Variable Products
                       One Tower Lane - Suite 3000
                       Oakbrook Terrace, IL 60181-4644

Please send me, at no charge, the Statement of Additional Information dated May 1, 2000 for the Annuity Contract issued by Cova.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED May 1, 2000, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.



                                TABLE OF CONTENTS


                                                                        Page

     COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .

     DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . .
               Reduction or Elimination of the Withdrawal Charge . . . . .

     CALCULATION OF PERFORMANCE INFORMATION. . . . . . . . . . . . . . ..
               Total Return. . . . . . . . . . . . . . . . . . . . . . . .
               Historical Unit Values. . . . . . . . . . . . . . . . . . .
               Reporting Agencies. . . . . . . . . . . . . . . . . . . . .
               Performance Information . . . . . . . . . . . . . . . . . .

     FEDERAL TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . .
               General . . . . . . . . . . . . . . . . . . . . . . . . .
               Diversification . . . . . . . . . . . . . . . . . . . . .
               Multiple Contracts. . . . . . . . . . . . . . . . . . . .
               Contracts Owned by Other than Natural Persons . . . . . .
               Tax Treatment of Assignments or Transfer of Ownership . .
               Income Tax Withholding. . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Non-Qualified Contracts. .
               Qualified Plans   . . . . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Qualified Contracts. . . .
               Tax-Sheltered Annuities - Withdrawal Limitations. . . . .

     ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . . .  . .
               Variable Annuity. . . . . . . . . . . . . . . . . . . . .
               Fixed Annuity . . . . . . . . . . . . . . . . . . . . . .
               Annuity Unit Value. . . . . . . . . . . . . . . . . . . .
               Net Investment Factor . . . . . . . . . . . . . . . . . .
               Mortality and Expense Guarantee . . . . . . . . . . . . .

      FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .  . .




                                     COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance
Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.




                                     EXPERTS

The consolidated balance sheets of the Company as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                    CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                P (1 + T)  = ERV

Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

Certain Portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of certain portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Existing Funds will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Existing Funds is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement
plans  are  subject  to  distribution  and  other   requirements  that  are  not
incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents
to be bound.  Owners, participants and   Beneficiaries   are  responsible  for
determining   that   contributions, distributions  and other  transactions with respect to the Contracts comply with applicable law. A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers that occurred in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                        COVA VARIABLE ANNUITY ACCOUNT ONE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
   Annuity Account One, Board of Directors
   and Shareholder of Cova Financial
   Services Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.

Chicago, Illinois
March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Assets:
    Investments:
      Cova Series Trust (Cova):
         Lord Abbett Growth and Income Portfolio      34,707,072 shares at a net asset value of $24.070563 per share   $ 835,419
         Bond Debenture Portfolio                     12,630,708 shares at a net asset value of $12.474609 per share     157,563
         Developing Growth Portfolio                   2,091,722 shares at a net asset value of $14.885144 per share      31,136
         Large Cap Research Portfolio                  2,208,460 shares at a net asset value of $14.991245 per share      33,108
         Mid-Cap Value Portfolio                       2,463,026 shares at a net asset value of $11.168093 per share      27,507
         Quality Bond Portfolio                        8,264,208 shares at a net asset value of $10.669328 per share      88,174
         Small Cap Stock Portfolio                     5,647,655 shares at a net asset value of $17.268582 per share      97,527
         Large Cap Stock Portfolio                    10,977,166 shares at a net asset value of $20.674865 per share     226,951
         Select Equity Portfolio                      14,012,264 shares at a net asset value of $16.112437 per share     225,772
         International Equity Portfolio                7,636,292 shares at a net asset value of $16.225039 per share     123,899
         Balanced Portfolio                              711,844 shares at a net asset value of $11.857810 per share       8,441
         Equity Income Portfolio                         511,023 shares at a net asset value of $11.168718 per share       5,707
         Growth and Income Equity Portfolio            1,085,889 shares at a net asset value of $13.788230 per share      14,972
         Riggs U.S. Government Securities Portfolio       29,121 shares at a net asset value of $10.044951 per share         292
         Riggs Stock Portfolio                            21,243 shares at a net asset value of $10.287914 per share         219
      General American Capital Company (GACC):
         Money Market Fund                             2,118,010 shares at a net asset value of $20.252283 per share      42,895
      Russell Insurance Funds (Russell):
         Multi-Style Equity Fund                       3,354,855 shares at a net asset value of     $16.79 per share      56,328
         Aggressive Equity Fund                          707,879 shares at a net asset value of     $13.36 per share       9,457
         Non-US Fund                                   1,618,203 shares at a net asset value of     $14.19 per share      22,962
         Core Bond Fund                                2,858,271 shares at a net asset value of      $9.64 per share      27,554
         Real Estate Securities Fund                      71,678 shares at a net asset value of      $8.81 per share         631
      AIM Variable Insurance Funds, Inc. (AIM):
         AIM V.I. Value Fund                           1,270,795 shares at a net asset value of     $33.50 per share      42,572
         AIM V.I. Capital Appreciation Fund              425,170 shares at a net asset value of     $35.58 per share      15,128
         AIM V.I. International Equity Fund              165,305 shares at a net asset value of     $29.29 per share       4,842
      Alliance Variable Products Series
          Fund, Inc. (Alliance):
         Premier Growth Portfolio                        972,396 shares at a net asset value of     $40.45 per share      39,333
         Real Estate Investment Portfolio                400,684 shares at a net asset value of      $8.87 per share       3,554
      Liberty Variable Investment Trust (Liberty):
         Newport Tiger Fund, Variable Series             237,245 shares at a net asset value of      $2.62 per share         622
      Goldman Sachs Variable Insurance
          Trust (Goldman Sachs):
         Growth and Income Fund                          586,954 shares at a net asset value of     $10.89 per share       6,392
         International Equity Fund                       246,107 shares at a net asset value of     $14.47 per share       3,561
         Global Income Fund                               33,771 shares at a net asset value of      $9.83 per share         332
      Kemper Variable Series (Kemper):
         Kemper-Dreman High Return Equity Portfolio      192,771 shares at a net asset value of  $0.896450 per share         173
         Kemper Small Cap Growth Portfolio               662,996 shares at a net asset value of  $2.653950 per share       1,760
         Kemper Small Cap Value Portfolio              4,057,278 shares at a net asset value of  $1.084940 per share       4,402
         Kemper Government Securities Portfolio        1,982,984 shares at a net asset value of  $1.156570 per share       2,293
      MFS Variable Insurance Trust (MFS):
         MFS Bond Series                                  20,057 shares at a net asset value of     $10.93 per share         219
         MFS Research Series                             700,868 shares at a net asset value of     $23.34 per share      16,358
         MFS Growth with Income Series                   817,962 shares at a net asset value of     $21.31 per share      17,431
         MFS Emerging Growth Series                      752,059 shares at a net asset value of     $37.94 per share      28,533
         MFS/Foreign & Colonial Emerging
          Markets Equity Series                           18,334 shares at a net asset value of      $8.15 per share         149

                                                                                                                        (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Assets, continued:
 Investments, continued:
      MFS High Income Series                            393,825 shares at a net asset value of  $11.49 per share         $ 4,525
      MFS Global Governments Series                       7,643 shares at a net asset value of  $10.03 per share              77
   Oppenheimer Variable Account Funds (Oppenheimer):
      Oppenheimer Capital Appreciation Fund             149,729 shares at a net asset value of  $49.84 per share           7,463
      Oppenheimer Main Street Growth & Income Fund      311,375 shares at a net asset value of  $24.63 per share           7,669
      Oppenheimer High Income Fund                      226,164 shares at a net asset value of  $10.72 per share           2,424
      Oppenheimer Bond Fund                             915,108 shares at a net asset value of  $11.52 per share          10,542
      Oppenheimer Strategic Bond Fund                   634,884 shares at a net asset value of   $4.97 per share           3,155
   Putnam Variable Trust (Putnam)
      Putnam VT Growth and Income Fund                  980,278 shares at a net asset value of  $26.80 per share          26,271
      Putnam VT New Value Fund                           58,470 shares at a net asset value of  $11.86 per share             693
      Putnam  VT Vista Fund                             331,114 shares at a net asset value of  $20.68 per share           6,847
      Putnam VT International Growth Fund               932,755 shares at a net asset value of  $21.65 per share          20,194
      Putnam VT International New
          Opportunities Fund                            107,771 shares at a net asset value of  $23.31 per share           2,512
   Templeton Variable Products Series
          Fund (Templeton):
      Templeton Bond Fund                                32,682 shares at a net asset value of   $9.99 per share             326
      Franklin Small Cap Investments Fund                62,033 shares at a net asset value of  $15.79 per share             980
      Templeton Stock Fund                               22,057 shares at a net asset value of  $24.39 per share             538
      Templeton International Fund                      413,917 shares at a net asset value of  $22.25 per share           9,210
      Templeton Developing Markets Fund                 449,045 shares at a net asset value of   $7.77 per share           3,489
      Mutual Shares Investments Fund                    242,768 shares at a net asset value of  $10.63 per share           2,581
      Franklin Growth Investments Fund                   61,027 shares at a net asset value of  $16.70 per share           1,019
   Variable Insurance Products Fund, Fund II
          and Fund III (Fidelity):
      VIP Growth Portfolio                               33,314 shares at a net asset value of  $54.93 per share           1,830
      VIP II Contrafund Portfolio                        62,294 shares at a net asset value of  $29.15 per share           1,816
      VIP III Growth Opportunities Portfolio             31,500 shares at a net asset value of  $23.15 per share             729
      VIP III Growth & Income Portfolio                 143,448 shares at a net asset value of  $17.30 per share           2,482
      VIP Equity-Income Portfolio                        47,752 shares at a net asset value of  $25.71 per share           1,228
   American Century Variable Portfolios,
          Inc. (American Century):
      American Century VP Income & Growth Fund           34,859 shares at a net asset value of   $8.00 per share             279
      American Century VP International Fund                156 shares at a net asset value of  $12.50 per share               2
      American Century VP Value Fund                     28,998 shares at a net asset value of   $5.95 per share             173
   Dreyfus Stock Index Fund (Dreyfus)                       369 shares at a net asset value of  $38.45 per share              14
   Dreyfus Variable Investment Fund (Dreyfus):
      Dreyfus VIF Disciplined Stock Portfolio               361 shares at a net asset value of  $26.92 per share              10
      Dreyfus VIF Capital Appreciation Portfolio          5,642 shares at a net asset value of  $39.87 per share             225
   INVESCO Variable Investment Funds,
          Inc. (INVESCO):
      INVESCO VIF Dynamics Fund                           9,589 shares at a net asset value of  $18.90 per share             181
      INVESCO VIF High Yield Fund                         4,879 shares at a net asset value of  $11.51 per share              56
   PIMCO Variable Insurance Trust (PIMCO):
      PIMCO High Yield Bond Portfolio                        11 shares at a net asset value of   $9.18 per share               -
      PIMCO Low Duration Bond Portfolio                      10 shares at a net asset value of   $9.74 per share               -
      PIMCO StocksPLUS Growth & Income Portfolio            674 shares at a net asset value of  $13.56 per share               9
      PIMCO Total Return Bond Portfolio                   7,495 shares at a net asset value of   $9.45 per share              71
   Scudder Variable Life Investment Fund (Scudder):
      International Portfolio                             8,294 shares at a net asset value of  $20.34 per share             169
                                                                                                                    -------------
          Total assets                                                                                               $ 2,343,957
                                                                                                                    =============


                                                                                                                      (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Net assets:
    Accumulation units:
      Cova Lord Abbett Growth and Income           21,128,621 accumulation units at      $39.456928 per unit             $ 833,671
      Cova Bond Debenture                          11,413,993 accumulation units at      $13.765381 per unit               157,118
      Cova Developing Growth                        2,153,899 accumulation units at      $14.452868 per unit                31,130
      Cova Large Cap Research                       2,260,424 accumulation units at      $14.635627 per unit                33,083
      Cova Mid-Cap Value                            2,528,900 accumulation units at      $10.875538 per unit                27,503
      Cova Quality Bond                             7,608,610 accumulation units at      $11.567155 per unit                88,010
      Cova Small Cap Stock                          5,435,852 accumulation units at      $17.932441 per unit                97,478
      Cova Large Cap Stock                         10,050,149 accumulation units at      $22.548941 per unit               226,620
      Cova Select Equity                           12,271,286 accumulation units at      $18.384654 per unit               225,604
      Cova International Equity                     7,578,951 accumulation units at      $16.333906 per unit               123,794
      Cova Balanced                                   678,937 accumulation units at      $12.432529 per unit                 8,441
      Cova Equity Income                              467,721 accumulation units at      $12.202725 per unit                 5,707
      Cova Growth and Income Equity                 1,072,066 accumulation units at      $13.966013 per unit                14,972
      Cova Riggs U.S. Government Securities            29,265 accumulation units at       $9.995395 per unit                   292
      Cova Riggs Stock                                 21,344 accumulation units at      $10.239524 per unit                   219
      GACC Money Market                             3,709,173 accumulation units at      $11.525358 per unit                42,750
      Russell Multi-Style Equity                    3,839,689 accumulation units at      $14.667724 per unit                56,319
      Russell Aggressive Equity                       907,258 accumulation units at      $10.422234 per unit                 9,455
      Russell Non-US                                1,566,787 accumulation units at      $14.652149 per unit                22,956
      Russell Core Bond                             2,654,149 accumulation units at      $10.380043 per unit                27,550
      Russell Real Estate Securities                   67,264 accumulation units at       $9.388124 per unit                   631
      AIM V.I. Value                                2,544,761 accumulation units at      $16.729131 per unit                42,572
      AIM V.I. Capital Appreciation                   901,235 accumulation units at      $16.785351 per unit                15,128
      AIM V.I. International Equity                   277,998 accumulation units at      $17.416663 per unit                 4,842
      Alliance Premier Growth                       2,065,459 accumulation units at      $19.043436 per unit                39,333
      Alliance Real Estate Investment                 475,475 accumulation units at       $7.474763 per unit                 3,554
      Liberty Newport Tiger Fund, Variable             40,648 accumulation units at      $15.290670 per unit                   622
      Goldman Sachs Growth and Income                 620,568 accumulation units at      $10.299328 per unit                 6,392
      Goldman Sachs International Equity              240,170 accumulation units at      $14.826563 per unit                 3,561
      Goldman Sachs Global Income                      31,541 accumulation units at      $10.524196 per unit                   332
      Kemper-Dreman High Return Equity                 18,808 accumulation units at       $9.187195 per unit                   173
      Kemper Small Cap Growth                         113,560 accumulation units at      $15.493396 per unit                 1,760
      Kemper Small Cap Value                          496,083 accumulation units at       $8.872647 per unit                 4,402
      Kemper Government Securities                    218,804 accumulation units at      $10.480981 per unit                 2,293
      MFS Bond                                         21,525 accumulation units at      $10.184471 per unit                   219
      MFS Research                                  1,098,586 accumulation units at      $14.890281 per unit                16,358
      MFS Growth with Income                        1,373,014 accumulation units at      $12.695264 per unit                17,431
      MFS Emerging Growth                           1,237,361 accumulation units at      $23.059667 per unit                28,533
      MFS/Foreign & Colonial Emerging
          Markets Equity                               16,687 accumulation units at       $8.954559 per unit                   149
      MFS High Income                                 437,876 accumulation units at      $10.334082 per unit                 4,525
      MFS Global Governments                            7,473 accumulation units at      $10.258675 per unit                    77
      Oppenheimer Capital Appreciation                436,692 accumulation units at      $17.087450 per unit                 7,463
      Oppenheimer Main Street Growth & Income         618,771 accumulation units at      $12.393263 per unit                 7,669
      Oppenheimer High Income                         238,266 accumulation units at      $10.174699 per unit                 2,424
      Oppenheimer Bond                              1,030,539 accumulation units at      $10.228856 per unit                10,542
      Oppenheimer Strategic Bond                      306,527 accumulation units at      $10.293168 per unit                 3,155

                                                                                                                      (Continued)


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Net assets, continued:
    Accumulation units, continued:
      Putnam VT Growth and Income                     2,304,013 accumulation units at    $11.402482 per unit              $ 26,271
      Putnam VT New Value                                66,900 accumulation units at    $10.365439 per unit                   693
      Putnam VT Vista                                   385,345 accumulation units at    $17.769589 per unit                 6,847
      Putnam VT International Growth                  1,092,379 accumulation units at    $18.486388 per unit                20,194
      Putnam VT International New Opportunities         110,085 accumulation units at    $22.820083 per unit                 2,512
      Templeton Bond                                     33,720 accumulation units at     $9.681884 per unit                   326
      Franklin Small Cap Investments                     55,398 accumulation units at    $17.679923 per unit                   980
      Templeton Stock                                    42,835 accumulation units at    $12.557918 per unit                   538
      Templeton International                           826,137 accumulation units at    $11.147003 per unit                 9,210
      Templeton Developing Markets                      304,489 accumulation units at    $11.457935 per unit                 3,489
      Templeton Mutual Shares Investments               247,806 accumulation units at    $10.413095 per unit                 2,581
      Franklin Growth Investments                        69,488 accumulation units at    $14.665449 per unit                 1,019
      Fidelity VIP Growth                               103,240 accumulation units at    $17.723853 per unit                 1,830
      Fidelity VIP II Contrafund                        119,923 accumulation units at    $15.140886 per unit                 1,816
      Fidelity VIP III Growth Opportunities              60,394 accumulation units at    $12.073401 per unit                   729
      Fidelity VIP III Growth & Income                  188,911 accumulation units at    $13.135609 per unit                 2,482
      Fidelity VIP Equity-Income                        110,182 accumulation units at    $11.141767 per unit                 1,228
      American Century VP Income & Growth                27,012 accumulation units at    $10.320209 per unit                   279
      American Century VP International                     155 accumulation units at    $12.514968 per unit                     2
      American Century VP Value                          17,999 accumulation units at     $9.582238 per unit                   173
      Dreyfus Stock Index                                 1,373 accumulation units at    $10.321607 per unit                    14
      Dreyfus VIF Disciplined Stock                         944 accumulation units at    $10.300470 per unit                    10
      Dreyfus VIF Capital Appreciation                   22,221 accumulation units at    $10.118366 per unit                   225
      INVESCO Dynamics                                   16,259 accumulation units at    $11.142628 per unit                   181
      INVESCO High Yield                                  5,548 accumulation units at    $10.117511 per unit                    56
      PIMCO High Yield Bond                                  10 accumulation units at    $10.078000 per unit                     -
      PIMCO Low Duration Bond                                10 accumulation units at     $9.969000 per unit                     -
      PIMCO StocksPLUS Growth & Income                      887 accumulation units at    $10.306817 per unit                     9
      PIMCO Total Return Bond                             7,170 accumulation units at     $9.875011 per unit                    71
      Scudder International                              14,499 accumulation units at    $11.631204 per unit                   169
                                                                                                                      -------------
                                                                                                                         2,340,746


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Net assets, continued:
    Annuity units:
      Cova Lord Abbett Growth and Income               59,648 annuity units at       $29.309972 per unit               $ 1,748
      Cova Bond Debenture                              36,141 annuity units at       $12.317493 per unit                   445
      Cova Developing Growth                              413 annuity units at       $13.475931 per unit                     6
      Cova Large Cap Research                           1,820 annuity units at       $13.646349 per unit                    25
      Cova Mid-Cap Value                                  409 annuity units at       $10.140412 per unit                     4
      Cova Quality Bond                                15,804 annuity units at       $10.350485 per unit                   164
      Cova Small Cap Stock                              3,048 annuity units at       $16.046246 per unit                    49
      Cova Large Cap Stock                             16,416 annuity units at       $20.177175 per unit                   331
      Cova Select Equity                               10,234 annuity units at       $16.450916 per unit                   168
      Cova International Equity                         7,202 annuity units at       $14.615841 per unit                   105
      GACC Money Market                                13,985 annuity units at       $10.368367 per unit                   145
      Russell Multi-Style                                 616 annuity units at       $13.825531 per unit                     9
      Russell Aggressive Equity                           164 annuity units at        $9.823809 per unit                     2
      Russell Non-US                                      398 annuity units at       $13.810834 per unit                     6
      Russell Core Bond                                   363 annuity units at        $9.784047 per unit                     4
                                                                                                                  -------------
             Total net assets                                                                                      $ 2,343,957
                                                                                                                  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                              Cova
                                          -----------------------------------------------------------------------------------------
                                                                                           VKAC       Lord Abbett
                                                                                          Growth         Growth
                                           Quality      Money       High      Stock         and           and             Bond
                                            Income      Market     Yield      Index       Income         Income        Debenture
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------
Income:
    Dividends                           $      1,404          7      1,324        576           331              -           2,999
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

Expenses:
    Mortality and expense risk                    11          2          8         27            14          9,608           1,878
    Administrative fee                             1          -          1          3             2          1,153             225
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------
        Total expenses                            12          2          9         30            16         10,761           2,103
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

        Net investment income (loss)           1,392          5      1,315        546           315        (10,761)            896
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    (520)         -       (955)    18,079         6,587          1,426             123
    Realized gain distributions                    -          -          -      9,833         5,025              -             972
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------
        Net realized gain (loss)                (520)         -       (955)    27,912        11,612          1,426           1,095
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

Change in unrealized appreciation             (1,307)         -       (174)   (25,838)      (11,521)        84,856             825
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

        Net increase (decrease) in net
           assets from operations       $       (435)         5        186      2,620           406         75,521           2,816
                                          ===========  =========  =========   ========  ============  =============   =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                                  Cova
                                          ------------------------------------------------------------------------------------

                                                          Large                              Small        Large
                                          Developing       Cap       Mid-Cap    Quality       Cap          Cap       Select
                                            Growth       Research     Value       Bond       Stock        Stock      Equity
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------
Income:
    Dividends                           $           -          40          32        980         201          273         528
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

Expenses:
    Mortality and expense risk                    263         280         290      1,077         900        2,451       2,538
    Administrative fee                             32          34          35        129         108          294         305
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------
        Total expenses                            295         314         325      1,206       1,008        2,745       2,843
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

        Net investment income (loss)             (295)       (274)       (293)      (226)       (807)      (2,472)     (2,315)
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       69           9          21        (12)        116        2,080         283
    Realized gain distributions                     -           -           -        491           -        5,964      17,924
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------
        Net realized gain (loss)                   69           9          21        479         116        8,044      18,207
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

Change in unrealized appreciation               6,712       5,533       1,266     (2,613)     29,693       20,021         404
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

        Net increase (decrease) in net
           assets from operations       $       6,486       5,268         994     (2,360)     29,002       25,593      16,296
                                          ============   =========  ==========  =========   =========   ==========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                                   Cova
                                          --------------------------------------------------------------------------------------
                                                                                              Growth       Riggs
                                                                       Small                   and          U.S.
                                          International                 Cap       Equity      Income     Government      Riggs
                                             Equity       Balanced     Equity     Income      Equity     Securities      Stock
                                          -------------   ----------  ---------  ---------   ---------  -------------  ----------
Income:
    Dividends                           $          509          161          -         92          53              -          -
                                          -------------   ----------  ---------  ---------   ---------  -------------  ----------

Expenses:
    Mortality and expense risk                   1,283           77         14         62         148              1          -
    Administrative fee                             154            9          2          7          18              -          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------
        Total expenses                           1,437           86         16         69         166              1          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

        Net investment income (loss)              (928)          75        (16)        23        (113)            (1)         -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     1,060           43         76         27          62              1          -
    Realized gain distributions                  1,361           80          -        266          95              -          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------
        Net realized gain (loss)                 2,421          123         76        293         157              1          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

Change in unrealized appreciation               24,455          138        (34)      (336)      1,557             (4)         4
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

        Net increase (decrease) in net
           assets from operations       $       25,948          336         26        (20)      1,601             (4)         4
                                          =============   ==========  =========  =========   =========  =============   ========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                            GACC      Lord Abbett                              Russell
                                          ----------  ------------   ------------------------------------------------------------

                                                        Growth        Multi-                                             Real
                                            Money         and         Style      Aggressive                  Core       Estate
                                           Market       Income        Equity       Equity       Non-US       Bond      Securities
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------
Income:
    Dividends                           $         -             -         304            22          287      1,359           20
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

Expenses:
    Mortality and expense risk                  476           186         528            87          190        284            2
    Administrative fee                           57            22          63            10           23         34            -
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------
        Total expenses                          533           208         591            97          213        318            2
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

        Net investment income (loss)           (533)         (208)       (287)          (75)          74      1,041           18
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    955       145,466         122           (10)          45        (71)           -
    Realized gain distributions                   -             -       3,846            38          468        812            -
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------
        Net realized gain (loss)                955       145,466       3,968            28          513        741            -
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

Change in unrealized appreciation               984      (114,453)      2,497           661        4,373     (2,215)          (9)
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

        Net increase (decrease) in net
           assets from operations       $     1,406        30,805       6,178           614        4,960       (433)           9
                                          ==========  ============   =========   ===========  ===========  =========   ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                          AIM                               Alliance     Liberty     Goldman Sachs
                                         ---------------------------------------- ---------------------- ----------  ---------------
                                                                                                         Newport
                                                                        V.I.                   Real       Tiger         Growth
                                                     V.I. Capital   International Premier     Estate      Fund,           and
                                         V.I. Value  Appreciation      Equity     Growth    Investment   Variable       Income
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------
Income:
    Dividends                           $       106              9            30        -           137          4               71
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

Expenses:
    Mortality and expense risk                  247             76            39      283            35          5               72
    Administrative fee                           30              9             5       34             4          1                9
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------
        Total expenses                          277             85            44      317            39          6               81
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

        Net investment income (loss)           (171)           (76)          (14)    (317)           98         (2)             (10)
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     16             14           671       58           (22)       170              (20)
    Realized gain distributions                 555            294           128      279             -          -                -
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------
        Net realized gain (loss)                571            308           799      337           (22)       170              (20)
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

Change in unrealized appreciation             5,538          3,433           927    6,844          (237)        47              205
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

        Net increase (decrease) in net
           assets from operations       $     5,938          3,665         1,712    6,864          (161)       215              175
                                         =========== ============== ============= ========  ============ ==========  ===============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                 Goldman Sachs                             Kemper                         MFS
                                          ------------------------   --------------------------------------------------  ------
                                                                       Kemper-
                                                                        Dreman       Small      Small
                                          International   Global     High Return      Cap        Cap      Government
                                             Equity       Income        Equity       Growth     Value     Securities     Bond
                                          -------------   --------   -------------  ---------  --------  --------------  ------
Income:
    Dividends                           $           44         10               1          -        33              69       4
                                          -------------   --------   -------------  ---------  --------  --------------  ------

Expenses:
    Mortality and expense risk                      27          3               2         16        45              20       2
    Administrative fee                               3          -               -          2         5               2       -
                                          -------------   --------   -------------  ---------  --------  --------------  ------
        Total expenses                              30          3               2         18        50              22       2
                                          -------------   --------   -------------  ---------  --------  --------------  ------

        Net investment income (loss)                14          7              (1)       (18)      (17)             47       2
                                          -------------   --------   -------------  ---------  --------  --------------  ------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       158          -               -         37       (18)             (1)      -
    Realized gain distributions                    217          2               1          -         -               -       -
                                          -------------   --------   -------------  ---------  --------  --------------  ------
        Net realized gain (loss)                   375          2               1         37       (18)             (1)      -
                                          -------------   --------   -------------  ---------  --------  --------------  ------

Change in unrealized appreciation                  380        (14)            (21)       435       195             (57)     (7)
                                          -------------   --------   -------------  ---------  --------  --------------  ------

        Net increase (decrease) in net
           assets from operations       $          769         (5)            (21)       454       160             (11)     (5)
                                          =============   ========   =============  =========  ========  ==============  ======


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                                 MFS                                   Oppenheimer
                                          ---------------------------------------------------------------------------  -------------
                                                                                  F&C
                                                       Growth                   Emerging
                                                        with       Emerging     Markets       High         Global        Capital
                                          Research     Income       Growth       Equity      Income     Governments    Appreciation
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------
Income:
    Dividends                           $        16         35             -            -         210              3              7
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

Expenses:
    Mortality and expense risk                  126        155           175            4          43              1             47
    Administrative fee                           15         19            21            -           5              -              6
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------
        Total expenses                          141        174           196            4          48              1             53
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

        Net investment income (loss)           (125)      (139)         (196)          (4)        162              2            (46)
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     27         20           139          (12)         (5)             -             18
    Realized gain distributions                  86         42             -            -           -              -             78
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------
        Net realized gain (loss)                113         62           139          (12)         (5)             -             96
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

Change in unrealized appreciation             2,613        841        11,084          118         (24)            (4)         1,620
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

        Net increase (decrease) in net
           assets from operations       $     2,601        764        11,027          102         133             (2)         1,670
                                          ==========  =========   ===========  ===========  ==========  =============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                  Oppenheimer                               Putnam
                                          -----------------------------------------------   -------------------------------------
                                          Main Street
                                            Growth                                           VT Growth
                                               &           High                Strategic        and         VT New
                                            Income        Income      Bond       Bond         Income        Value      VT Vista
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------
Income:
    Dividends                           $          15          72        286          84            240           -          484
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

Expenses:
    Mortality and expense risk                     56          20         98          27            258           8           43
    Administrative fee                              7           2         12           3             31           1            5
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------
        Total expenses                             63          22        110          30            289           9           48
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

        Net investment income (loss)              (48)         50        176          54            (49)         (9)         436
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       27          (1)        (7)         (4)             2          (7)          22
    Realized gain distributions                    26           -         28           -          1,199           9            -
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------
        Net realized gain (loss)                   53          (1)        21          (4)         1,201           2           22
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

Change in unrealized appreciation                 905         (25)      (412)         (3)        (1,651)        (28)       1,514
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

        Net increase (decrease) in net
           assets from operations       $         910          24       (215)         47           (499)        (35)       1,972
                                          ============   =========   ========  ==========   ============   =========   ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                     Putnam                                   Templeton
                                         ---------------------------  --------------------------------------------------------------
                                                            VT
                                              VT       International              Franklin
                                         International     New                   Small Cap                             Developing
                                            Growth     Opportunities   Bond     Investments   Stock    International     Markets
                                         ------------- -------------  --------  ------------- -------  -------------  --------------
Income:
    Dividends                           $           -             -         -              -       -             57              13
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

Expenses:
    Mortality and expense risk                    150            13         2              3       2             64              26
    Administrative fee                             18             2         -              -       -              8               3
                                         ------------- -------------  --------  ------------- -------  -------------  --------------
        Total expenses                            168            15         2              3       2             72              29
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

        Net investment income (loss)             (168)          (15)       (2)            (3)     (2)           (15)            (16)
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                      464           250         -             12       2            186              68
    Realized gain distributions                     -             -         -              -       -            198               -
                                         ------------- -------------  --------  ------------- -------  -------------  --------------
        Net realized gain (loss)                  464           250         -             12       2            384              68
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

Change in unrealized appreciation               6,452           820        (3)           231      60            957             828
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

        Net increase (decrease) in net
           assets from operations       $       6,748         1,055        (5)           240      60          1,326             880
                                         ============= =============  ========  ============= =======  =============  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                        Templeton                                Fidelity
                                          ---------------------------  -------------------------------------------------------------


                                            Mutual        Franklin                               VIP III       VIP III       VIP
                                            Shares         Growth        VIP       VIP II         Growth       Growth &    Equity-
                                          Investments    Investments   Growth    Contrafund    Opportunities    Income      Income
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------
Income:
    Dividends                           $           3              -         1             2              1           7           5
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

Expenses:
    Mortality and expense risk                     23              3        11            13              5          22          10
    Administrative fee                              3              -         1             2              1           3           1
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------
        Total expenses                             26              3        12            15              6          25          11
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

        Net investment income (loss)              (23)            (3)      (11)          (13)            (5)        (18)         (6)
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       10              7         9            40              1          20           2
    Realized gain distributions                     -              -        32            18              3          13          12
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------
        Net realized gain (loss)                   10              7        41            58              4          33          14
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

Change in unrealized appreciation                 121            161       298           219             15         119           -
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

        Net increase (decrease) in net
           assets from operations       $         108            165       328           264             14         134           8
                                          ============   ============  ========  ============  =============   =========   =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                        American Century                    Dreyfus                     INVESCO
                                         ------------------------------------  ---------------------------------------  -----------

                                            VP                                                VIF            VIF
                                         Income &         VP           VP       Stock      Disciplined     Capital        VIF
                                          Growth     International    Value     Index        Stock       Appreciation   Dynamics
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
Income:
    Dividends                           $        -               -         -          -             -               1            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

Expenses:
    Mortality and expense risk                   -               -         -          -             -               -            -
    Administrative fee                           -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
        Total expenses                           -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
        Net investment income (loss)             -               -         -          -             -               1            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     -               -         -          -             -               -            -
    Realized gain distributions                  -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
        Net realized gain (loss)                 -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

Change in unrealized appreciation                7               -         2          -             -               1            8
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

        Net increase (decrease) in net
           assets from operations       $        7               -         2          -             -               2            8
                                         ==========  ==============  ========  =========   ===========   =============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                           INVESCO                        PIMCO                            Scudder
                                          -----------  ----------------------------------------------   -------------

                                             VIF        High        Low       StocksPLUS      Total
                                             High       Yield     Duration     Growth &      Return
                                            Yield       Bond        Bond        Income        Bond      International     Total
                                          -----------  --------   ---------  -------------   --------   -------------  ------------
Income:
    Dividends                           $          -         -           -              -          -               -         13,562
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

Expenses:
    Mortality and expense risk                     -         -           -              -          -               -         24,965
    Administrative fee                             -         -           -              -          -               -          2,994
                                          -----------  --------   ---------  -------------   --------   -------------  -------------
        Total expenses                             -         -           -              -          -               -         27,959
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

        Net investment income (loss)               -         -           -              -          -               -        (14,397)
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -         -           -              -          -               -        177,435
    Realized gain distributions                    -         -           -              -          -               -         50,395
                                          -----------  --------   ---------  -------------   --------   -------------  -------------
        Net realized gain (loss)                   -         -           -              -          -               -        227,830
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

Change in unrealized appreciation                  -         -           -              -          -              11         69,998
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

        Net increase (decrease) in net
           assets from operations       $          -         -           -              -          -              11        283,431
                                          ===========  ========   =========  =============   ========   =============  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                  Cova
                                          ------------------------------------------------------------------------------------------
                                                                                               VKAC       Lord Abbett
                                                                                              Growth        Growth
                                           Quality       Money       High        Stock         and            and           Bond
                                            Income      Market       Yield       Index        Income        Income       Debenture
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $      1,392           5       1,315          546          315         (10,761)         896
      Net realized gain (loss)                  (520)          -        (955)      27,912       11,612           1,426        1,095
      Change in unrealized appreciation       (1,307)          -        (174)     (25,838)     (11,521)         84,856          825
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
        Net increase (decrease) from
           operations                           (435)          5         186        2,620          406          75,521        2,816
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------

Contract transactions:
    Cova payments                                  -           -           -            -            -               -            -
    Cova redemptions                               -           -           -            -            -               -            -
    Payments received from contract
      owners                                      (1)          -           2            5            -          23,054        7,755
    Transfers between sub-accounts
      (including fixed account), net         (38,617)     (7,850)    (28,915)     (99,953)     (51,639)        812,130       52,101
    Transfers for contract benefits and
      terminations                               (37)        (46)        (73)        (259)         (78)        (75,286)     (15,580)
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                      (38,655)     (7,896)    (28,986)    (100,207)     (51,717)        759,898       44,276
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------

        Net increase (decrease) in net
           assets                            (39,090)     (7,891)    (28,800)     (97,587)     (51,311)        835,419       47,092

Net assets at beginning of period             39,090       7,891      28,800       97,587       51,311               -      110,471
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
Net assets at end of period             $          -           -           -            -            -         835,419      157,563
                                          ===========  ==========  ==========  ===========  ===========  ==============  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                   Cova
                                          --------------------------------------------------------------------------------------

                                                          Large                               Small        Large
                                          Developing       Cap       Mid-Cap      Quality      Cap          Cap        Select
                                            Growth      Research      Value        Bond       Stock        Stock       Equity
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $        (295)       (274)       (293)        (226)      (807)      (2,472)      (2,315)
      Net realized gain (loss)                     69           9          21          479        116        8,044       18,207
      Change in unrealized appreciation         6,712       5,533       1,266       (2,613)    29,693       20,021          404
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
        Net increase (decrease) from
           operations                           6,486       5,268         994       (2,360)    29,002       25,593       16,296
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------

Contract transactions:
    Cova payments                                   -           -           -            -          -            -            -
    Cova redemptions                                -           -           -            -          -            -            -
    Payments received from contract
      owners                                    2,941       3,671       3,226        6,217      2,616       15,231        8,929
    Transfers between sub-accounts
      (including fixed account), net            7,784      12,332       7,457       59,758      1,942      129,577       32,542
    Transfers for contract benefits and
      terminations                               (930)     (1,131)     (1,315)     (15,079)    (5,678)     (24,819)     (11,305)
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                         9,795      14,872       9,368       50,896     (1,120)     119,989       30,166
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------

        Net increase (decrease) in net
           assets                              16,281      20,140      10,362       48,536     27,882      145,582       46,462

Net assets at beginning of period              14,855      12,968      17,145       39,638     69,645       81,369      179,310
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
Net assets at end of period             $      31,136      33,108      27,507       88,174     97,527      226,951      225,772
                                          ============  ==========  ==========   ==========  =========   ==========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                    Cova
                                          -----------------------------------------------------------------------------------------
                                                                                               Growth         Riggs
                                                                        Small                    and           U.S.
                                          International                  Cap       Equity      Income       Government     Riggs
                                             Equity        Balanced     Equity     Income      Equity       Securities     Stock
                                          -------------   -----------  ---------  ----------  ----------   ------------  ----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (928)           75        (16)         23        (113)             (1)         -
      Net realized gain (loss)                   2,421           123         76         293         157               1          -
      Change in unrealized appreciation         24,455           138        (34)       (336)      1,557              (4)         4
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------
        Net increase (decrease) from
           operations                           25,948           336         26         (20)      1,601              (4)         4
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------

Contract transactions:
    Cova payments                                    -             -          -           -           -             404        201
    Cova redemptions                                 -             -          -           -           -            (201)      (100)
    Payments received from contract
      owners                                     2,505         1,362        175         940       1,970              93        114
    Transfers between sub-accounts
      (including fixed account), net             7,781         3,613     (1,487)      1,509       4,068               -          -
    Transfers for contract benefits and
      terminations                              (6,580)         (242)       (41)       (185)       (490)              -          -
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------
        Net increase (decrease) in net
           assets from contract
           transactions                          3,706         4,733     (1,353)      2,264       5,548             296        215
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------

        Net increase (decrease) in net
           assets                               29,654         5,069     (1,327)      2,244       7,149             292        219

Net assets at beginning of period               94,245         3,372      1,327       3,463       7,823               -          -
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------
Net assets at end of period             $      123,899         8,441          -       5,707      14,972             292        219
                                          =============   ===========  =========  ==========  ==========   =============  =========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                             GACC       Lord Abbett                              Russell
                                          -----------  --------------  ------------------------------------------------------------

                                                          Growth        Multi-                                             Real
                                            Money           and          Style     Aggressive                 Core        Estate
                                            Market        Income        Equity       Equity      Non-US       Bond      Securities
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $       (533)           (208)       (287)         (75)         74      1,041            18
      Net realized gain (loss)                   955         145,466       3,968           28         513        741             -
      Change in unrealized appreciation          984        (114,453)      2,497          661       4,373     (2,215)           (9)
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
        Net increase (decrease) from
           operations                          1,406          30,805       6,178          614       4,960       (433)            9
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------

Contract transactions:
    Cova payments                                  -               -           -            -           -          -             -
    Cova redemptions                               -               -           -            -           -          -             -
    Payments received from contract
      owners                                   3,455             672       9,850        1,630       3,213      3,169           282
    Transfers between sub-accounts
      (including fixed account), net          38,999        (699,900)     12,467        2,064       5,007      8,483           351
    Transfers for contract benefits and
      terminations                           (17,429)           (780)     (1,726)        (194)       (534)      (715)          (11)
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
        Net increase (decrease) in net
           assets from contract
           transactions                       25,025        (700,008)     20,591        3,500       7,686     10,937           622
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------

        Net increase (decrease) in net
           assets                             26,431        (669,203)     26,769        4,114      12,646     10,504           631

Net assets at beginning of period             16,464         669,203      29,559        5,343      10,316     17,050             -
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
Net assets at end of period             $     42,895               -      56,328        9,457      22,962     27,554           631
                                          ===========  ==============  ==========  ===========  ==========  =========   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                           AIM                            Alliance           Liberty   Goldman Sachs
                                          ----------------------------------------- ----------------------  ----------  -----------
                                                                                                             Newport
                                                                         V.I.                     Real        Tiger      Growth
                                                       V.I. Capital  International  Premier      Estate       Fund,       and
                                          V.I. Value   Appreciation     Equity      Growth     Investment   Variable     Income
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $       (171)           (76)           (14)     (317)          98          (2)         (10)
      Net realized gain (loss)                   571            308            799       337          (22)        170          (20)
      Change in unrealized appreciation        5,538          3,433            927     6,844         (237)         47          205
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
        Net increase (decrease) from
           operations                          5,938          3,665          1,712     6,864         (161)        215          175
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------

Contract transactions:
    Cova payments                                  -              -              -         -            -           -            -
    Cova redemptions                               -              -              -         -            -           -            -
    Payments received from contract
      owners                                  11,865          3,232            484    14,342        1,540         108          697
    Transfers between sub-accounts
      (including fixed account), net          19,423          6,441            419     9,396          754          11        1,182
    Transfers for contract benefits and
      terminations                            (1,470)          (370)           (98)   (1,017)        (108)         (7)        (296)
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                       29,818          9,303            805    22,721        2,186         112        1,583
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------

        Net increase (decrease) in net
           assets                             35,756         12,968          2,517    29,585        2,025         327        1,758

Net assets at beginning of period              6,816          2,160          2,325     9,748        1,529         295        4,634
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
Net assets at end of period             $     42,572         15,128          4,842    39,333        3,554         622        6,392
                                          ===========  ============= ============== =========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                  Goldman Sachs                          Kemper                           MFS
                                          ------------------------   -------------------------------------------------  --------
                                                                      Kemper-
                                                                       Dreman      Small      Small
                                          International   Global     High Return    Cap        Cap        Government
                                             Equity       Income       Equity     Growth      Value       Securities     Bond
                                          -------------   --------   -----------  --------   ---------   -------------  --------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $           14          7            (1)      (18)        (17)             47         2
      Net realized gain (loss)                     375          2             1        37         (18)             (1)        -
      Change in unrealized appreciation            380        (14)          (21)      435         195             (57)       (7)
                                          -------------   --------   -----------  --------   ---------   -------------  --------
        Net increase (decrease) from
           operations                              769         (5)          (21)      454         160             (11)       (5)
                                          -------------   --------   -----------  --------   ---------   -------------  --------

Contract transactions:
    Cova payments                                    -          -             -         -           -               -         -
    Cova redemptions                                 -          -             -         -           -               -         -
    Payments received from contract
      owners                                       613         82            15       394       1,586             694         2
    Transfers between sub-accounts
      (including fixed account), net             1,010         57            82       114         641           1,039        48
    Transfers for contract benefits and
      terminations                                (118)        (5)            -       (95)       (130)            (59)        -
                                          -------------   --------   -----------  --------   ---------   -------------  --------
        Net increase (decrease) in net
           assets from contract
           transactions                          1,505        134            97       413       2,097           1,674        50
                                          -------------   --------   -----------  --------   ---------   -------------  --------

        Net increase (decrease) in net
           assets                                2,274        129            76       867       2,257           1,663        45

Net assets at beginning of period                1,287        203            97       893       2,145             630       174
                                          -------------   --------   -----------  --------   ---------   -------------  --------
Net assets at end of period             $        3,561        332           173     1,760       4,402           2,293       219
                                          =============   ========   ===========  ========   =========   =============  ========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                MFS                                 Oppenheimer
                                          ------------------------------------------------------------------------  -------------
                                                                                 F&C
                                                       Growth                 Emerging
                                                        with      Emerging     Markets     High         Global        Capital
                                          Research     Income      Growth      Equity     Income     Governments    Appreciation
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $      (125)      (139)        (196)         (4)      162               2            (46)
      Net realized gain (loss)                  113         62          139         (12)       (5)              -             96
      Change in unrealized appreciation       2,613        841       11,084         118       (24)             (4)         1,620
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
        Net increase (decrease) from
           operations                         2,601        764       11,027         102       133              (2)         1,670
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------

Contract transactions:
    Cova payments                                 -          -            -           -         -               -              -
    Cova redemptions                              -          -            -           -         -               -              -
    Payments received from contract
      owners                                  4,090      4,972        6,753           2     1,006               6          1,670
    Transfers between sub-accounts
      (including fixed account), net          4,495      5,267        4,232        (414)    1,344              52          3,178
    Transfers for contract benefits and
      terminations                             (486)      (588)        (621)        (22)     (116)             (1)          (244)
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                       8,099      9,651       10,364        (434)    2,234              57          4,604
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------

        Net increase (decrease) in net
           assets                            10,700     10,415       21,391        (332)    2,367              55          6,274

Net assets at beginning of period             5,658      7,016        7,142         481     2,158              22          1,189
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
Net assets at end of period             $    16,358     17,431       28,533         149     4,525              77          7,463
                                          ==========  =========   ==========  ==========  ========   =============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                               Oppenheimer                               Putnam
                                          -----------------------------------------------  ------------------------------------
                                          Main Street
                                            Growth                                         VT Growth
                                               &           High                 Strategic     and         VT New
                                            Income        Income      Bond        Bond       Income       Value      VT Vista
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (48)         50        176          54          (49)         (9)         436
      Net realized gain (loss)                     53          (1)        21          (4)       1,201           2           22
      Change in unrealized appreciation           905         (25)      (412)         (3)      (1,651)        (28)       1,514
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
        Net increase (decrease) from
           operations                             910          24       (215)         47         (499)        (35)       1,972
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------

Contract transactions:
    Cova payments                                   -           -          -           -            -           -            -
    Cova redemptions                                -           -          -           -            -           -            -
    Payments received from contract
      owners                                    2,482         663      2,986         899        6,678         235        1,372
    Transfers between sub-accounts
      (including fixed account), net            1,575       1,015      3,843       1,188        8,212         121        1,943
    Transfers for contract benefits and
      terminations                               (239)        (55)      (306)        (74)        (819)        (69)        (225)
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                         3,818       1,623      6,523       2,013       14,071         287        3,090
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------

        Net increase (decrease) in net
           assets                               4,728       1,647      6,308       2,060       13,572         252        5,062

Net assets at beginning of period               2,941         777      4,234       1,095       12,699         441        1,785
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
Net assets at end of period             $       7,669       2,424     10,542       3,155       26,271         693        6,847
                                          ============   =========  =========   =========  ===========   =========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                      Putnam                                     Templeton
                                          -----------------------------  ----------------------------------------------------------
                                                               VT
                                               VT         International           Franklin
                                          International       New                 Small Cap                            Developing
                                             Growth       Opportunities   Bond   Investments    Stock  International    Markets
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (168)            (15)      (2)           (3)     (2)          (15)           (16)
      Net realized gain (loss)                     464             250        -            12       2           384             68
      Change in unrealized appreciation          6,452             820       (3)          231      60           957            828
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
        Net increase (decrease) from
           operations                            6,748           1,055       (5)          240      60         1,326            880
                                          -------------   -------------  ------- -------------  ------ -------------  -------------

Contract transactions:
    Cova payments                                    -               -        -             -       -             -              -
    Cova redemptions                                 -               -        -             -       -             -              -
    Payments received from contract
      owners                                     4,990             423       36           164     131         3,225          1,189
    Transfers between sub-accounts
      (including fixed account), net             2,769             529      301           609     348         3,301            838
    Transfers for contract benefits and
      terminations                                (519)            (97)      (6)          (33)     (1)         (149)           (97)
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                          7,240             855      331           740     478         6,377          1,930
                                          -------------   -------------  ------- -------------  ------ -------------  -------------

        Net increase (decrease) in net
           assets                               13,988           1,910      326           980     538         7,703          2,810

Net assets at beginning of period                6,206             602        -             -       -         1,507            679
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
Net assets at end of period             $       20,194           2,512      326           980     538         9,210          3,489
                                          =============   =============  ======= =============  ====== =============  =============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                    Templeton                                 Fidelity
                                          ---------------------------  ------------------------------------------------------------

                                            Mutual        Franklin                               VIP III       VIP III      VIP
                                            Shares         Growth        VIP       VIP II         Growth       Growth &   Equity-
                                          Investments    Investments   Growth    Contrafund    Opportunities    Income    Income
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (23)            (3)      (11)          (13)            (5)        (18)        (6)
      Net realized gain (loss)                     10              7        41            58              4          33         14
      Change in unrealized appreciation           121            161       298           219             15         119          -
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
        Net increase (decrease) from
           operations                             108            165       328           264             14         134          8
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------

Contract transactions:
    Cova payments                                   -              -         -             -              -           -          -
    Cova redemptions                                -              -         -             -              -           -          -
    Payments received from contract
      owners                                      736            175       550           460            158         449        271
    Transfers between sub-accounts
      (including fixed account), net              796            792       952           773            469       1,156        731
    Transfers for contract benefits and
      terminations                                (80)          (113)      (88)          (81)           (24)       (109)       (38)
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
        Net increase (decrease) in net
           assets from contract
           transactions                         1,452            854     1,414         1,152            603       1,496        964
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------

        Net increase (decrease) in net
           assets                               1,560          1,019     1,742         1,416            617       1,630        972

Net assets at beginning of period               1,021              -        88           400            112         852        256
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
Net assets at end of period             $       2,581          1,019     1,830         1,816            729       2,482      1,228
                                          ============   ============  ========  ============  =============   =========  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                    American Century                       Dreyfus                       INVESCO
                                         -----------------------------------  ---------------------------------------  -----------

                                            VP                                               VIF            VIF
                                         Income &         VP           VP      Stock     Disciplined      Capital          VIF
                                          Growth     International   Value     Index        Stock       Appreciation     Dynamics
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $        -               -        -         -               -              1            -
      Net realized gain (loss)                   -               -        -         -               -              -            -
      Change in unrealized appreciation          7               -        2         -               -              1            8
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
        Net increase (decrease) from
           operations                            7               -        2         -               -              2            8
                                         ----------  --------------  -------  --------  --------------  -------------  -----------

Contract transactions:
    Cova payments                                -               -        -         -               -              -            -
    Cova redemptions                             -               -        -         -               -              -            -
    Payments received from contract
      owners                                   269               2      169        14              10            220          172
    Transfers between sub-accounts
      (including fixed account), net             3               -        2         -               -              3            1
    Transfers for contract benefits and
      terminations                               -               -        -         -               -              -            -
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                        272               2      171        14              10            223          173
                                         ----------  --------------  -------  --------  --------------  -------------  -----------

        Net increase (decrease) in net
           assets                              279               2      173        14              10            225          181

Net assets at beginning of period                -               -        -         -               -              -            -
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
Net assets at end of period             $      279               2      173        14              10            225          181
                                         ==========  ==============  =======  ========  ==============  =============  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                           INVESCO                      PIMCO                          Scudder
                                          ----------  --------------------------------------------   -------------

                                             VIF       High       Low       StocksPLUS     Total
                                            High       Yield    Duration     Growth &     Return
                                            Yield      Bond       Bond        Income       Bond      International     Total
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         -         -          -              -         -               -        (14,397)
      Net realized gain (loss)                    -         -          -              -         -               -        227,830
      Change in unrealized appreciation           -         -          -              -         -              11         69,998
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
        Net increase (decrease) from
           operations                             -         -          -              -         -              11        283,431
                                          ----------  --------  ---------  -------------  --------   -------------  -------------

Contract transactions:
    Cova payments                                 -         -          -              -         -               -            605
    Cova redemptions                              -         -          -              -         -               -           (301)
    Payments received from contract
      owners                                     56         -          -              9        71             156        186,649
    Transfers between sub-accounts
      (including fixed account), net              -         -          -              -         -               2        362,647
    Transfers for contract benefits and
      terminations                                -         -          -              -         -               -       (189,616)
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                          56         -          -              9        71             158        359,984
                                          ----------  --------  ---------  -------------  --------   -------------  -------------

        Net increase (decrease) in net
           assets                                56         -          -              9        71             169        643,415

Net assets at beginning of period                 -         -          -              -         -               -      1,700,542
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
Net assets at end of period             $        56         -          -              9        71             169      2,343,957
                                          ==========  ========  =========  =============  ========   =============  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                                Cova
                                           --------------------------------------------------------------------------------------
                                                                                             VKAC
                                                                                            Growth
                                           Quality       Money       High       Stock        and          Bond       Developing
                                            Income      Market      Yield       Index       Income     Debenture       Growth
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $     1,737          583        923        (803)       (390)        1,149            (99)
      Net realized gain (loss)                  455            -        135      21,907       7,127           899            (10)
      Change in unrealized appreciation           6            -       (668)        838         634         1,565            883
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
         Net increase (decrease) from
           operations                         2,198          583        390      21,942       7,371         3,613            774
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------

Contract transactions:
    Cova payments                                 -            -          -           -           -             -              -
    Cova redemptions                              -            -          -           -           -             -           (112)
    Payments received from contract
      owners                                     21            6         55          69          39        21,396          6,348
    Transfers between sub-accounts
      (including fixed account), net         (3,399)     (10,098)    (1,392)      3,960       1,244        38,789          6,481
    Transfers for contract benefits and
      terminations                           (8,833)      (4,210)    (3,514)    (17,021)     (3,490)       (4,147)          (201)
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
         Net increase (decrease) in net
           assets from contract
           transactions                     (12,211)     (14,302)    (4,851)    (12,992)     (2,207)       56,038         12,516
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------

         Net increase (decrease) in net
           assets                           (10,013)     (13,719)    (4,461)      8,950       5,164        59,651         13,290

Net assets at beginning of period            49,103       21,610     33,261      88,637      46,147        50,820          1,565
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
Net assets at end of period             $    39,090        7,891     28,800      97,587      51,311       110,471         14,855
                                           =========   ==========  =========  ==========   =========   ===========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                                Cova
                                           --------------------------------------------------------------------------------------

                                            Large                               Small       Large
                                             Cap       Mid-Cap     Quality       Cap         Cap        Select      International
                                           Research     Value       Bond        Stock       Stock       Equity         Equity
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $       (66)       (109)        192        (791)       (530)      (1,491)            307
      Net realized gain (loss)                    5          (3)         36       2,068         412        8,442             328
      Change in unrealized appreciation       1,278         120       1,412      (6,177)     13,680       20,065           7,969
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
         Net increase (decrease) from
           operations                         1,217           8       1,640      (4,900)     13,562       27,016           8,604
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------

Contract transactions:
    Cova payments                                 -           -           -           -           -            -               -
    Cova redemptions                           (102)       (107)          -           -           -            -               -
    Payments received from contract
      owners                                  6,104       7,924       9,698       8,193      18,801       21,003           8,143
    Transfers between sub-accounts
      (including fixed account), net          4,750       7,602      14,372      15,607      29,039       38,783          18,076
    Transfers for contract benefits and
      terminations                             (234)       (317)     (2,058)     (2,424)     (2,022)      (4,555)         (2,949)
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
         Net increase (decrease) in net
           assets from contract
           transactions                      10,518      15,102      22,012      21,376      45,818       55,231          23,270
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------

         Net increase (decrease) in net
           assets                            11,735      15,110      23,652      16,476      59,380       82,247          31,874

Net assets at beginning of period             1,233       2,035      15,986      53,169      21,989       97,063          62,371
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
Net assets at end of period             $    12,968      17,145      39,638      69,645      81,369      179,310          94,245
                                           =========   =========  ==========  ==========   =========   ==========   =============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                 Cova                    GACC       Lord Abbett     Russell
                                           -----------------------------------------   ----------  --------------  ----------
                                                                            Growth
                                                       Small                  and                     Growth        Multi-
                                                        Cap      Equity     Income       Money          and          Style
                                           Balanced   Equity     Income     Equity      Market        Income        Equity
                                           ---------  --------   --------   --------   ----------  --------------  ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        23       (10)        11        (30)        (161)          1,761        (129)
      Net realized gain (loss)                   40        11         80        167          436          33,820          40
      Change in unrealized appreciation         173        39         49        548          185          26,592       3,199
                                           ---------  --------   --------   --------   ----------  --------------  ----------
         Net increase (decrease) from
           operations                           236        40        140        685          460          62,173       3,110
                                           ---------  --------   --------   --------   ----------  --------------  ----------

Contract transactions:
    Cova payments                                 -         -          -          -            -               -           -
    Cova redemptions                              -         -          -          -            -               -           -
    Payments received from contract
      owners                                  1,408       442      1,820      3,014       35,352          55,721      21,870
    Transfers between sub-accounts
      (including fixed account), net          1,373       588        988      2,913      (19,753)        102,796       4,748
    Transfers for contract benefits and
      terminations                              (46)      (15)       (42)       (98)      (2,913)        (38,987)       (169)
                                           ---------  --------   --------   --------   ----------  --------------  ----------
         Net increase (decrease) in net
           assets from contract
           transactions                       2,735     1,015      2,766      5,829       12,686         119,530      26,449
                                           ---------  --------   --------   --------   ----------  --------------  ----------

         Net increase (decrease) in net
           assets                             2,971     1,055      2,906      6,514       13,146         181,703      29,559

Net assets at beginning of period               401       272        557      1,309        3,318         487,500           -
                                           ---------  --------   --------   --------   ----------  --------------  ----------
Net assets at end of period             $     3,372     1,327      3,463      7,823       16,464         669,203      29,559
                                           =========  ========   ========   ========   ==========  ==============  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                        Russell                                 AIM                        Alliance
                                           ----------------------------------  -----------------------------------------   ---------

                                                                                                               V.I.
                                           Aggressive                 Core                 V.I. Capital    International   Premier
                                             Equity      Non-US       Bond     V.I. Value  Appreciation       Equity        Growth
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $         (31)       (54)        178          (8)            (11)            (1)        (45)
      Net realized gain (loss)                    (18)         5           7         250              50             (3)         (4)
      Change in unrealized appreciation            75        412         268         668             164             81       1,522
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
         Net increase (decrease) from
           operations                              26        363         453         910             203             77       1,473
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------

Contract transactions:
    Cova payments                                   -          -           -           -               -              -           -
    Cova redemptions                                -          -           -           -               -              -           -
    Payments received from contract
      owners                                    4,296      8,107      13,098       4,061           1,431          1,648       6,485
    Transfers between sub-accounts
      (including fixed account), net            1,041      1,920       3,732       2,030             609            609       1,828
    Transfers for contract benefits and
      terminations                                (20)       (74)       (233)       (185)            (83)            (9)        (38)
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
         Net increase (decrease) in net
           assets from contract
           transactions                         5,317      9,953      16,597       5,906           1,957          2,248       8,275
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------

         Net increase (decrease) in net
           assets                               5,343     10,316      17,050       6,816           2,160          2,325       9,748

Net assets at beginning of period                   -          -           -           -               -              -           -
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
Net assets at end of period             $       5,343     10,316      17,050       6,816           2,160          2,325       9,748
                                           ===========  =========   =========  ==========  ==============  =============   =========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                            Alliance     Liberty                Goldman Sachs                       Kemper
                                           -----------  ----------  ------------------------------------  --------------------------
                                                         Newport                                             Kemper
                                              Real        Tiger      Growth                                  Dreman         Small
                                             Estate       Fund,       and      International    Global     High Return       Cap
                                           Investment   Variable     Income       Equity        Income       Equity        Growth
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $           1           4         12             (7)          6               -          (5)
      Net realized gain (loss)                      3         (30)       (12)            10           3               -          (3)
      Change in unrealized appreciation          (170)         54       (207)            56          (1)              1         107
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
         Net increase (decrease) from
           operations                            (166)         28       (207)            59           8               1          99
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------

Contract transactions:
    Cova payments                                   -           -          -              -           -               -           -
    Cova redemptions                                -           -          -              -           -               -           -
    Payments received from contract
      owners                                    1,193         159      3,067            979         125               -         630
    Transfers between sub-accounts
      (including fixed account), net              514         108      1,826            255          84              96         162
    Transfers for contract benefits and
      terminations                                (12)          -        (52)            (6)        (14)              -           2
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,695         267      4,841          1,228         195              96         794
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------

         Net increase (decrease) in net
           assets                               1,529         295      4,634          1,287         203              97         893

Net assets at beginning of period                   -           -          -              -           -               -           -
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
Net assets at end of period             $       1,529         295      4,634          1,287         203              97         893
                                           ===========  ==========  =========  =============   =========  ==============  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                  Kemper                                    MFS
                                           -----------------------  --------------------------------------------------------
                                                                                                                    F&C
                                            Small                                         Growth                  Emerging
                                             Cap      Government                           with     Emerging      Markets
                                            Value     Securities     Bond    Research     Income     Growth        Equity
                                           --------   ------------  -------  ----------   --------  ----------   -----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $      (13)             -        -         (28)       (38)        (37)            3
      Net realized gain (loss)                   8              -        -          16          -          (2)          (97)
      Change in unrealized appreciation       (155)             9        1         481        574         985           (94)
                                           --------   ------------  -------  ----------   --------  ----------   -----------
         Net increase (decrease) from
           operations                         (160)             9        1         469        536         946          (188)
                                           --------   ------------  -------  ----------   --------  ----------   -----------

Contract transactions:
    Cova payments                                -              -        -           -          -           -             -
    Cova redemptions                             -              -        -           -          -           -             -
    Payments received from contract
      owners                                 1,656            503        3       3,760      4,624       5,018           421
    Transfers between sub-accounts
      (including fixed account), net           670            120      170       1,530      1,901       1,216           252
    Transfers for contract benefits and
      terminations                             (21)            (2)       -        (101)       (45)        (38)           (4)
                                           --------   ------------  -------  ----------   --------  ----------   -----------
         Net increase (decrease) in net
           assets from contract
           transactions                      2,305            621      173       5,189      6,480       6,196           669
                                           --------   ------------  -------  ----------   --------  ----------   -----------

         Net increase (decrease) in net
           assets                            2,145            630      174       5,658      7,016       7,142           481

Net assets at beginning of period                -              -        -           -          -           -             -
                                           --------   ------------  -------  ----------   --------  ----------   -----------
Net assets at end of period             $    2,145            630      174       5,658      7,016       7,142           481
                                           ========   ============  =======  ==========   ========  ==========   ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                     MFS                                    Oppenheimer
                                           ------------------------  ------------------------------------------------------------
                                                                                     Main Street
                                                                                       Growth
                                            High         Global         Capital          &          High                Strategic
                                           Income     Governments    Appreciation      Income      Income      Bond       Bond
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        5               -              (6)         (19)        (1)       (19)        (3)
      Net realized gain (loss)                   3               -               7            2          3          5          2
      Change in unrealized appreciation        (34)              1             134          (28)       (15)        95          3
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
         Net increase (decrease) from
           operations                          (26)              1             135          (45)       (13)        81          2
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------

Contract transactions:
    Cova payments                                -               -               -            -          -          -          -
    Cova redemptions                             -               -               -            -          -          -          -
    Payments received from contract
      owners                                 1,634               4             838        2,140        517      3,298        725
    Transfers between sub-accounts
      (including fixed account), net           570              17             220          859        281        889        371
    Transfers for contract benefits and
      terminations                             (20)              -              (4)         (13)        (8)       (34)        (3)
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
         Net increase (decrease) in net
           assets from contract
           transactions                      2,184              21           1,054        2,986        790      4,153      1,093
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------

         Net increase (decrease) in net
           assets                            2,158              22           1,189        2,941        777      4,234      1,095

Net assets at beginning of period                -               -               -            -          -          -          -
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
Net assets at end of period             $    2,158              22           1,189        2,941        777      4,234      1,095
                                           ========   =============  ==============  ===========  =========  =========  =========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                 Putnam                                         Templeton
                                       ---------------------------------------------------------------  ---------------------------
                                                                                              VT
                                       VT Growth                               VT        International
                                          and        VT New                International      New                       Developing
                                         Income      Value     VT Vista       Growth      Opportunities  International    Markets
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)      $       (46)        2          (9)           (17)            (4)            (6)           (3)
    Net realized gain (loss)                  192         2          (1)           (39)            24              8            (4)
    Change in unrealized appreciation         660         6         173            353             40             48            44
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
       Net increase (decrease) from
         operations                           806        10         163            297             60             50            37
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------

Contract transactions:
  Cova payments                                 -         -           -              -              -              -             -
  Cova redemptions                              -         -           -              -              -              -             -
  Payments received from contract
    owners                                  8,705       173       1,241          4,444            423          1,261           509
  Transfers between sub-accounts
    (including fixed account), net          3,257       259         385          1,511            127            201           139
  Transfers for contract benefits and
    terminations                              (69)       (1)         (4)           (46)            (8)            (5)           (6)
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                      11,893       431       1,622          5,909            542          1,457           642
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------

       Net increase (decrease) in net
         assets                            12,699       441       1,785          6,206            602          1,507           679

Net assets at beginning of period               -         -           -              -              -              -             -
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
Net assets at end of period           $    12,699       441       1,785          6,206            602          1,507           679
                                       ===========  ========  ==========  =============  =============  =============  ============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                             Templeton                              Fidelity
                                           -------------  ------------------------------------------------------------

                                              Mutual                                 VIP III       VIP III      VIP
                                              Shares        VIP        VIP II         Growth      Growth &    Equity-
                                           Investments     Growth    Contrafund    Opportunities   Income      Income       Total
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $            (5)         -           (2)              -          (5)        (1)       1,864
      Net realized gain (loss)                        -         (3)          (2)             (2)         (5)        (3)      76,767
      Change in unrealized appreciation              32         12           48              13          94         17       78,917
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
         Net increase (decrease) from
           operations                                27          9           44              11          84         13      157,548
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------

Contract transactions:
    Cova payments                                     -          -            -               -           -          -            -
    Cova redemptions                                  -          -            -               -           -          -         (321)
    Payments received from contract
      owners                                        584         86          330             114         435        195      316,347
    Transfers between sub-accounts
      (including fixed account), net                415         (5)          24             (13)        333         51      288,031
    Transfers for contract benefits and
      terminations                                   (5)        (2)           2               -           -         (3)     (99,409)
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                             994         79          356             101         768        243      504,648
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------

         Net increase (decrease) in net
           assets                                 1,021         88          400             112         852        256      662,196

Net assets at beginning of period                     -          -            -               -           -          -    1,038,346
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
Net assets at end of period             $         1,021         88          400             112         852        256    1,700,542
                                           =============  =========  ===========   =============  ==========  =========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(1)    ORGANIZATION
       Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFSLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by CFSLIC.

            Cova Series Trust (Cova)                                             15 portfolios
            General American Capital Company (GACC)                               1 portfolio
            Lord Abbett Series Fund, Inc. (Lord Abbett)                           1 portfolio
            Russell Insurance Funds (Russell)                                     5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                              3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)               2 portfolios
            Liberty Variable Investment Trust (Liberty)                           1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)                3 portfolios
            Kemper Variable Series (Kemper)                                       4 portfolios
            MFS Variable Insurance Trust (MFS)                                    7 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                      5 portfolios
            Putnam Variable Trust (Putnam)                                        5 portfolios
            Templeton Variable Products Series Fund (Templeton)                   7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)     5 portfolios
            American Century Variable Portfolios, Inc. (American Century)         3 portfolios
            Dreyfus Stock Index Fund (Dreyfus)                                    1 portfolio
            Dreyfus Variable Investment Fund (Dreyfus)                            2 portfolios
            INVESCO Variable Investment Funds, Inc.                               2 portfolios
            PIMCO Variable Insurance Trust                                        4 portfolios
            Scudder Variable Life Investment Fund                                 1 portfolio

       The following sub-accounts commenced operations in 1999:
            Cova Lord Abbett Growth and Income           January 8, 1999
            Cova Riggs U.S. Government Securities        August 5, 1999
            Cova Riggs Stock                             August 5, 1999
            Russell Real Estate Securities               July 1, 1999
            Templeton Bond                               March 1, 1999
            Franklin Small Cap Investments               March 1, 1999
            Templeton Stock                              January 19, 1999
            Franklin Growth Investments                  March 1, 1999
            American Century VP Income & Growth          November 19, 1999
            American Century VP International            November 19, 1999
            American Century VP Value                    November 19, 1999
            Dreyfus Stock Index                          November 19, 1999
            Dreyfus VIF Disciplined Stock                November 19, 1999
            Dreyfus VIF Capital Appreciation             November 19, 1999
            INVESCO Dynamics                             November 19, 1999
            INVESCO High Yield                           November 19, 1999
            PIMCO High Yield Bond                        November 19, 1999
            PIMCO Low Duration Bond                      November 19, 1999
            PIMCO StocksPLUS Growth & Income             November 19, 1999
            PIMCO Total Return Bond                      November 19, 1999
            Scudder International                        November 19, 1999

       The Cova Riggs U.S. Government Securities and Stock sub-accounts were not available for investment until November 2, 1999.

       The following sub-accounts ceased operations in 1999:
            Lord Abbett Growth and Income                January 8, 1999
            Cova Quality Income                          January 8, 1999
            Cova Money Market                            January 8, 1999
            Cova High Yield                              January 8, 1999
            Cova Stock Index                             January 8, 1999
            Cova VKAC Growth and Income                  January 8, 1999
            Cova Small Cap Equity                        October 8, 1999

       On August 26, 1999, CFSLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.


       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFSLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFSLIC.

(3)    SEPARATE ACCOUNT EXPENSES
       CFSLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by CFSLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 1999, surrender fees of $1.8 million were deducted from the Separate Account.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the year ended December 31, 1999, contract maintenance and transfer fees of $639 thousand were deducted from the Separate Account.

       Currently, CFSLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. CFSLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment (in thousands of dollars) at December 31, 1999 follows:


      Cova Lord Abbett Growth and Income        $ 750,563          MFS/Foreign & Colonial Emerging Markets Equity         $ 125
      Cova Bond Debenture                         153,215          MFS High Income                                        4,583
      Cova Developing Growth                       23,534          MFS Global Governments                                    80
      Cova Large Cap Research                      26,291          Oppenheimer Capital Appreciation                       5,709
      Cova Mid-Cap Value                           26,081          Oppenheimer Main Street Growth & Income                6,792
      Cova Quality Bond                            89,189          Oppenheimer High Income                                2,464
      Cova Small Cap Stock                         67,488          Oppenheimer Bond                                      10,859
      Cova Large Cap Stock                        190,395          Oppenheimer Strategic Bond                             3,155
      Cova Select Equity                          191,783          Putnam VT Growth and Income                           27,262
      Cova International Equity                    90,166          Putnam VT New Value                                      715
      Cova Balanced                                 8,130          Putnam VT Vista                                        5,160
      Cova Equity Income                            5,973          Putnam VT International Growth                        13,389
      Cova Growth and Income Equity                12,849          Putnam VT International New Opportunities              1,652
      Cova Riggs Stock                                296          Templeton Bond                                           329
      Cova Riggs U.S. Government Securities           215          Franklin Small Cap Investments                           749
      GACC Money Market                            41,680          Templeton Stock                                          478
      Russell Multi-Style Equity                   50,632          Templeton International                                8,205
      Russell Aggressive Equity                     8,721          Templeton Developing Markets                           2,617
      Russell Non-US                               18,177          Templeton Mutual Shares Investments                    2,428
      Russell Core Bond                            29,501          Franklin Growth Investments                              858
      Russell Real Estate Securities                  640          Fidelity VIP Growth                                    1,520
      AIM V.I. Value                               36,366          Fidelity VIP II Contrafund                             1,549
      AIM V.I. Capital Appreciation                11,531          Fidelity VIP III Growth Opportunities                    701
      AIM V.I. International Equity                 3,834          Fidelity VIP III Growth & Income                       2,269
      Alliance Premier Growth                      30,967          Fidelity VIP Equity-Income                             1,211
      Alliance Real Estate Investment               3,961          American Century VP Income & Growth                      272
      Liberty Newport Tiger Fund, Variable            521          American Century VP International                          2
      Goldman Sachs Growth and Income               6,394          American Century VP Value                                171
      Goldman Sachs International Equity            3,125          Dreyfus Stock Index                                       14
      Goldman Sachs Global Income                     347          Dreyfus VIF Disciplined Stock                             10
      Kemper-Dreman High Return Equity                193          Dreyfus VIF Capital Appreciation                         224
      Kemper Small Cap Growth                       1,218          INVESCO Dynamics                                         173
      Kemper Small Cap Value                        4,362          INVESCO High Yield                                        56
      Kemper Government Securities                  2,341          PIMCO High Yield Bond                                      -
      MFS Bond                                        225          PIMCO Low Duration Bond                                    -
      MFS Research                                 13,264          PIMCO StocksPLUS Growth & Income                           9
      MFS Growth with Income                       16,016          PIMCO Total Return Bond                                   71
      MFS Emerging Growth                          16,464          Scudder International                                    158
                                                                                                                  --------------
                                                                                                                    $ 2,042,667
                                                                                                                  ==============


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                                                        Accumulation Unit Value
                                                       Commenced        -------------------------------------------------------
                                                      Operations         12/31/99      12/31/98       12/31/97      12/31/96
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99     $   39.456928             -             -              -
       Cova Bond Debenture                                 5/1/96         13.765381     13.496500     12.881792      11.294930
       Cova Developing Growth                             8/20/97         14.452868     11.067854     10.527554              -
       Cova Large Cap Research                            8/20/97         14.635627     11.825550      9.899560              -
       Cova Mid-Cap Value                                 8/20/97         10.875538     10.437949     10.467957              -
       Cova Quality Bond                                   5/1/96         11.567155     11.914489     11.155126      10.368764
       Cova Small Cap Stock                                5/1/96         17.932441     12.582860     13.491466      11.308419
       Cova Large Cap Stock                                5/1/96         22.548941     19.428499     14.889462      11.334979
       Cova Select Equity                                  5/1/96         18.384654     16.987204     14.053502      10.838053
       Cova International Equity                           5/1/96         16.333906     12.889315     11.462435      10.967004
       Cova Balanced                                       7/1/97         12.432529     11.767845     10.531920              -
       Cova Equity Income                                  7/1/97         12.202725     12.068849     11.194166              -
       Cova Growth and Income Equity                       7/1/97         13.966013     12.188331     10.756082              -
       Cova Riggs Stock                                    8/5/99         10.239524             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99          9.995395             -             -              -
       GACC Money Market                                   6/3/96         11.525358     11.109943     10.667011      10.233546
       Russell Multi-Style Equity                        12/31/97         14.667724     12.694810     10.000000              -
       Russell Aggressive Equity                         12/31/97         10.422234      9.963254     10.000000              -
       Russell Non-US                                    12/31/97         14.652149     11.142092     10.000000              -
       Russell Core Bond                                 12/31/97         10.380043     10.591175     10.000000              -
       Russell Real Estate Securities                      7/1/99          9.388124             -             -              -
       AIM V.I. Value                                    12/31/97         16.729131     13.060203     10.000000              -
       AIM V.I. Capital Appreciation                     12/31/97         16.785351     11.770729     10.000000              -
       AIM V.I. International Equity                     12/31/97         17.416663     11.391449     10.000000              -
       Alliance Premier Growth                           12/31/97         19.043436     14.595485     10.000000              -
       Alliance Real Estate Investment                   12/31/97          7.474763      7.988435     10.000000              -
       Liberty Newport Tiger Fund, Variable              12/31/97         15.290670      9.228765     10.000000              -
       Goldman Sachs Growth and Income                    1/29/98         10.299328      9.908613             -              -
       Goldman Sachs International Equity                 1/29/98         14.826563     11.402925             -              -
       Goldman Sachs Global Income                        1/29/98         10.524196     10.781765             -              -
       Kemper-Dreman High Return Equity                   5/15/98          9.187195     10.487302             -              -
       Kemper Small Cap Growth                           12/31/97         15.493396     11.676086     10.000000              -
       Kemper Small Cap Value                            12/31/97          8.872647      8.753222     10.000000              -
       Kemper Government Securities                      12/31/97         10.480981     10.556498     10.000000              -
       MFS Bond                                           5/15/98         10.184471     10.491811             -              -
       MFS Research                                      12/31/97         14.890281     12.172796     10.000000              -
       MFS Growth with Income                            12/31/97         12.695264     12.066568     10.000000              -
       MFS Emerging Growth                               12/31/97         23.059667     13.233235     10.000000              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97          8.954559      6.571830     10.000000              -
       MFS High Income                                   12/31/97         10.334082      9.845193     10.000000              -
       MFS Global Governments                            12/31/97         10.258675     10.669943     10.000000              -
       Oppenheimer Capital Appreciation                  12/31/97         17.087450     12.232731     10.000000              -
       Oppenheimer Main Street Growth & Income           12/31/97         12.393263     10.326519     10.000000              -
       Oppenheimer High Income                           12/31/97         10.174699      9.893828     10.000000              -
       Oppenheimer Bond                                  12/31/97         10.228856     10.533011     10.000000              -
       Oppenheimer Strategic Bond                        12/31/97         10.293168     10.151332     10.000000              -
       Putnam VT Growth and Income                       12/31/97         11.402482     11.382650     10.000000              -
       Putnam VT New Value                               12/31/97         10.365439     10.483517     10.000000              -
       Putnam VT Vista                                   12/31/97         17.769589     11.785702     10.000000              -
       Putnam VT International Growth                    12/31/97         18.486388     11.707003     10.000000              -
       Putnam VT International New Opportunities         12/31/97         22.820083     11.402252     10.000000              -
       Templeton Bond                                      3/1/99          9.681884             -             -              -
       Franklin Small Cap Investments                      3/1/99         17.679923             -             -              -
       Templeton Stock                                    1/19/99         12.557918             -             -              -
       Templeton International                             5/1/98         11.147003      9.144522             -              -
       Templeton Developing Markets                        5/1/98         11.457935      7.552448             -              -
       Templeton Mutual Shares Investments                 5/1/98         10.413095      9.630622             -              -
       Franklin Growth Investments                         3/1/99         14.665449             -             -              -
       Fidelity VIP Growth                                2/17/98         17.723853     13.077878             -              -
       Fidelity VIP II Contrafund                         2/17/98         15.140886     12.357373             -              -
       Fidelity VIP III Growth Opportunities              2/17/98         12.073401     11.742360             -              -
       Fidelity VIP III Growth & Income                   2/17/98         13.135609     12.202502             -              -
       Fidelity VIP Equity-Income                         2/17/98         11.141767     10.626607             -              -
       American Century VP Income & Growth               11/19/99         10.320209             -             -              -
       American Century VP International                 11/19/99         12.514968             -             -              -
       American Century VP Value                         11/19/99          9.582238             -             -              -
       Dreyfus Stock Index                               11/19/99         10.321607             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99         10.300470             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99         10.118366             -             -              -
       INVESCO Dynamics                                  11/19/99         11.142628             -             -              -
       INVESCO High Yield                                11/19/99         10.117511             -             -              -
       PIMCO High Yield Bond                             11/19/99         10.078000             -             -              -
       PIMCO Low Duration Bond                           11/19/99          9.969000             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99         10.306817             -             -              -
       PIMCO Total Return Bond                           11/19/99          9.875011             -             -              -
       Scudder International                             11/19/99         11.631204             -             -              -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                                                         Net Assets (in thousands)
                                                      Commenced         -------------------------------------------------------
                                                      Operations         12/31/99      12/31/98       12/31/97      12/31/96
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99     $     835,419             -             -              -
       Cova Bond Debenture                                 5/1/96           157,563       110,471        50,820          7,451
       Cova Developing Growth                             8/20/97            31,136        14,855         1,565              -
       Cova Large Cap Research                            8/20/97            33,108        12,968         1,233              -
       Cova Mid-Cap Value                                 8/20/97            27,507        17,145         2,035              -
       Cova Quality Bond                                   5/1/96            88,174        39,638        15,986          5,276
       Cova Small Cap Stock                                5/1/96            97,527        69,645        53,169         13,993
       Cova Large Cap Stock                                5/1/96           226,951        81,369        21,989         15,751
       Cova Select Equity                                  5/1/96           225,772       179,310        97,063         22,159
       Cova International Equity                           5/1/96           123,899        94,245        62,371         14,333
       Cova Balanced                                       7/1/97             8,441         3,372           401              -
       Cova Equity Income                                  7/1/97             5,707         3,463           557              -
       Cova Growth and Income Equity                       7/1/97            14,972         7,823         1,309              -
       Cova Riggs Stock                                    8/5/99               219             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99               292             -             -              -
       GACC Money Market                                   6/3/96            42,895        16,464         3,318              -
       Russell Multi-Style Equity                        12/31/97            56,328        29,559             -              -
       Russell Aggressive Equity                         12/31/97             9,457         5,343             -              -
       Russell Non-US                                    12/31/97            22,962        10,316             -              -
       Russell Core Bond                                 12/31/97            27,554        17,050             -              -
       Russell Real Estate Securities                      7/1/99               631             -             -              -
       AIM V.I. Value                                    12/31/97            42,572         6,816             -              -
       AIM V.I. Capital Appreciation                     12/31/97            15,128         2,160             -              -
       AIM V.I. International Equity                     12/31/97             4,842         2,325             -              -
       Alliance Premier Growth                           12/31/97            39,333         9,748             -              -
       Alliance Real Estate Investment                   12/31/97             3,554         1,529             -              -
       Liberty Newport Tiger Fund, Variable              12/31/97               622           295             -              -
       Goldman Sachs Growth and Income                    1/29/98             6,392         4,634             -              -
       Goldman Sachs International Equity                 1/29/98             3,561         1,287             -              -
       Goldman Sachs Global Income                        1/29/98               332           203             -              -
       Kemper-Dreman High Return Equity                   5/15/98               173            97             -              -
       Kemper Small Cap Growth                           12/31/97             1,760           893             -              -
       Kemper Small Cap Value                            12/31/97             4,402         2,145             -              -
       Kemper Government Securities                      12/31/97             2,293           630             -              -
       MFS Bond                                           5/15/98               219           174             -              -
       MFS Research                                      12/31/97            16,358         5,658             -              -
       MFS Growth with Income                            12/31/97            17,431         7,016             -              -
       MFS Emerging Growth                               12/31/97            28,533         7,142             -              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97               149           481             -              -
       MFS High Income                                   12/31/97             4,525         2,158             -              -
       MFS Global Governments                            12/31/97                77            22             -              -
       Oppenheimer Capital Appreciation                  12/31/97             7,463         1,189             -              -
       Oppenheimer Main Street Growth & Income           12/31/97             7,669         2,941             -              -
       Oppenheimer High Income                           12/31/97             2,424           777             -              -
       Oppenheimer Bond                                  12/31/97            10,542         4,234             -              -
       Oppenheimer Strategic Bond                        12/31/97             3,155         1,095             -              -
       Putnam VT Growth and Income                       12/31/97            26,271        12,699             -              -
       Putnam VT New Value                               12/31/97               693           441             -              -
       Putnam VT Vista                                   12/31/97             6,847         1,785             -              -
       Putnam VT International Growth                    12/31/97            20,194         6,206             -              -
       Putnam VT International New Opportunities         12/31/97             2,512           602             -              -
       Templeton Bond                                      3/1/99               326             -             -              -
       Franklin Small Cap Investments                      3/1/99               980             -             -              -
       Templeton Stock                                    1/19/99               538             -             -              -
       Templeton International                             5/1/98             9,210         1,507             -              -
       Templeton Developing Markets                        5/1/98             3,489           679             -              -
       Templeton Mutual Shares Investments                 5/1/98             2,581         1,021             -              -
       Franklin Growth Investments                         3/1/99             1,019             -             -              -
       Fidelity VIP Growth                                2/17/98             1,830            88             -              -
       Fidelity VIP II Contrafund                         2/17/98             1,816           400             -              -
       Fidelity VIP III Growth Opportunities              2/17/98               729           112             -              -
       Fidelity VIP III Growth & Income                   2/17/98             2,482           852             -              -
       Fidelity VIP Equity-Income                         2/17/98             1,228           256             -              -
       American Century VP Income & Growth               11/19/99               279             -             -              -
       American Century VP International                 11/19/99                 2             -             -              -
       American Century VP Value                         11/19/99               173             -             -              -
       Dreyfus Stock Index                               11/19/99                14             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99                10             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99               225             -             -              -
       INVESCO Dynamics                                  11/19/99               181             -             -              -
       INVESCO High Yield                                11/19/99                56             -             -              -
       PIMCO High Yield Bond                             11/19/99                 -             -             -              -
       PIMCO Low Duration Bond                           11/19/99                 -             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99                 9             -             -              -
       PIMCO Total Return Bond                           11/19/99                71             -             -              -
       Scudder International                             11/19/99               169             -             -              -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                                                             Total Return*
                                                      Commenced         -------------------------------------------------------
                                                      Operations           1999          1998           1997          1996
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99             9.90%             -             -              -
       Cova Bond Debenture                                 5/1/96             1.99%         4.77%        14.05%         11.86%
       Cova Developing Growth                             8/20/97            30.58%         5.13%         5.28%              -
       Cova Large Cap Research                            8/20/97            23.76%        19.46%        -1.00%              -
       Cova Mid-Cap Value                                 8/20/97             4.19%        -0.29%         4.68%              -
       Cova Quality Bond                                   5/1/96            -2.92%         6.81%         7.58%          4.76%
       Cova Small Cap Stock                                5/1/96            42.52%        -6.74%        19.31%          7.57%
       Cova Large Cap Stock                                5/1/96            16.06%        30.49%        31.36%         13.32%
       Cova Select Equity                                  5/1/96             8.23%        20.88%        29.67%          7.48%
       Cova International Equity                           5/1/96            26.72%        12.45%         4.52%          7.36%
       Cova Balanced                                       7/1/97             5.65%        11.74%         5.32%              -
       Cova Equity Income                                  7/1/97             1.11%         7.81%        11.94%              -
       Cova Growth and Income Equity                       7/1/97            14.59%        13.32%         7.56%              -
       Cova Riggs Stock                                    8/5/99            -1.34%             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99             1.56%             -             -              -
       GACC Money Market                                   6/3/96             3.74%         4.15%         4.24%          2.34%
       Russell Multi-Style Equity                        12/31/97            15.54%        26.95%             -              -
       Russell Aggressive Equity                         12/31/97             4.61%        -0.37%             -              -
       Russell Non-US                                    12/31/97            31.50%        11.42%             -              -
       Russell Core Bond                                 12/31/97            -1.99%         5.91%             -              -
       Russell Real Estate Securities                      7/1/99            -6.12%             -             -              -
       AIM V.I. Value                                    12/31/97            28.09%        30.60%             -              -
       AIM V.I. Capital Appreciation                     12/31/97            42.60%        17.71%             -              -
       AIM V.I. International Equity                     12/31/97            52.89%        13.91%             -              -
       Alliance Premier Growth                           12/31/97            30.48%        45.96%             -              -
       Alliance Real Estate Investment                   12/31/97            -6.43%       -20.12%             -              -
       Liberty Newport Tiger Fund, Variable              12/31/97            65.69%        -7.71%             -              -
       Goldman Sachs Growth and Income                    1/29/98             3.94%        -0.91%             -              -
       Goldman Sachs International Equity                 1/29/98            30.02%        14.03%             -              -
       Goldman Sachs Global Income                        1/29/98            -2.39%         7.82%             -              -
       Kemper-Dreman High Return Equity                   5/15/98           -12.40%         4.87%             -              -
       Kemper Small Cap Growth                           12/31/97            32.69%        16.76%             -              -
       Kemper Small Cap Value                            12/31/97             1.36%       -12.47%             -              -
       Kemper Government Securities                      12/31/97            -0.71%         5.57%             -              -
       MFS Bond                                           5/15/98            -2.93%         4.92%             -              -
       MFS Research                                      12/31/97            22.32%        21.73%             -              -
       MFS Growth with Income                            12/31/97             5.21%        20.67%             -              -
       MFS Emerging Growth                               12/31/97            74.26%        32.33%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97            36.26%       -34.28%             -              -
       MFS High Income                                   12/31/97             4.97%        -1.55%             -              -
       MFS Global Governments                            12/31/97            -3.85%         6.70%             -              -
       Oppenheimer Capital Appreciation                  12/31/97            39.69%        22.33%             -              -
       Oppenheimer Main Street Growth & Income           12/31/97            20.01%         3.27%             -              -
       Oppenheimer High Income                           12/31/97             2.84%        -1.06%             -              -
       Oppenheimer Bond                                  12/31/97            -2.89%         5.33%             -              -
       Oppenheimer Strategic Bond                        12/31/97             1.40%         1.51%             -              -
       Putnam VT Growth and Income                       12/31/97             0.17%        13.83%             -              -
       Putnam VT New Value                               12/31/97            -1.13%         4.83%             -              -
       Putnam VT Vista                                   12/31/97            50.77%        17.86%             -              -
       Putnam VT International Growth                    12/31/97            57.91%        17.07%             -              -
       Putnam VT International New Opportunities         12/31/97           100.14%        14.02%             -              -
       Templeton Bond                                      3/1/99            -3.18%             -             -              -
       Franklin Small Cap Investments                      3/1/99            76.80%             -             -              -
       Templeton Stock                                    1/19/99            25.58%             -             -              -
       Templeton International                             5/1/98            21.90%        -8.55%             -              -
       Templeton Developing Markets                        5/1/98            51.71%       -24.48%             -              -
       Templeton Mutual Shares Investments                 5/1/98             8.13%        -3.69%             -              -
       Franklin Growth Investments                         3/1/99            46.65%             -             -              -
       Fidelity VIP Growth                                2/17/98            35.53%        30.78%             -              -
       Fidelity VIP II Contrafund                         2/17/98            22.53%        23.57%             -              -
       Fidelity VIP III Growth Opportunities              2/17/98             2.82%        17.42%             -              -
       Fidelity VIP III Growth & Income                   2/17/98             7.65%        22.03%             -              -
       Fidelity VIP Equity-Income                         2/17/98             4.85%         6.27%             -              -
       American Century VP Income & Growth               11/19/99             3.20%             -             -              -
       American Century VP International                 11/19/99            25.15%             -             -              -
       American Century VP Value                         11/19/99            -4.18%             -             -              -
       Dreyfus Stock Index                               11/19/99             3.22%             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99             3.00%             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99             1.18%             -             -              -
       INVESCO Dynamics                                  11/19/99            11.43%             -             -              -
       INVESCO High Yield                                11/19/99             1.17%             -             -              -
       PIMCO High Yield Bond                             11/19/99             0.78%             -             -              -
       PIMCO Low Duration Bond                           11/19/99            -0.31%             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99             3.07%             -             -              -
       PIMCO Total Return Bond                           11/19/99            -1.25%             -             -              -
       Scudder International                             11/19/99            16.31%             -             -              -

*      The total return for sub-accounts that commenced operations during the period is not annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                                                      Separate Account Expenses
                                                                                     As a % of Average Net Assets**
                                                       Commenced        -------------------------------------------------------
                                                      Operations           1999          1998           1997          1996
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99             1.40%             -             -              -
       Cova Bond Debenture                                 5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Developing Growth                             8/20/97             1.40%         1.40%         1.40%              -
       Cova Large Cap Research                            8/20/97             1.40%         1.40%         1.40%              -
       Cova Mid-Cap Value                                 8/20/97             1.40%         1.40%         1.40%              -
       Cova Quality Bond                                   5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Small Cap Stock                                5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Large Cap Stock                                5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Select Equity                                  5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova International Equity                           5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Balanced                                       7/1/97             1.40%         1.40%         1.40%              -
       Cova Equity Income                                  7/1/97             1.40%         1.40%         1.40%              -
       Cova Growth and Income Equity                       7/1/97             1.40%         1.40%         1.40%              -
       Cova Riggs Stock                                    8/5/99             1.40%             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99             1.40%             -             -              -
       GACC Money Market                                   6/3/96             1.40%         1.40%         1.40%          1.40%
       Russell Multi-Style Equity                        12/31/97             1.40%         1.40%             -              -
       Russell Aggressive Equity                         12/31/97             1.40%         1.40%             -              -
       Russell Non-US                                    12/31/97             1.40%         1.40%             -              -
       Russell Core Bond                                 12/31/97             1.40%         1.40%             -              -
       Russell Real Estate Securities                      7/1/99             1.40%             -             -              -
       AIM V.I. Value                                    12/31/97             1.40%         1.40%             -              -
       AIM V.I. Capital Appreciation                     12/31/97             1.40%         1.40%             -              -
       AIM V.I. International Equity                     12/31/97             1.40%         1.40%             -              -
       Alliance Premier Growth                           12/31/97             1.40%         1.40%             -              -
       Alliance Real Estate Investment                   12/31/97             1.40%         1.40%             -              -
       Liberty Newport Tiger Fund, Variable              12/31/97             1.40%         1.40%             -              -
       Goldman Sachs Growth and Income                    1/29/98             1.40%         1.40%             -              -
       Goldman Sachs International Equity                 1/29/98             1.40%         1.40%             -              -
       Goldman Sachs Global Income                        1/29/98             1.40%         1.40%             -              -
       Kemper-Dreman High Return Equity                   5/15/98             1.40%         1.40%             -              -
       Kemper Small Cap Growth                           12/31/97             1.40%         1.40%             -              -
       Kemper Small Cap Value                            12/31/97             1.40%         1.40%             -              -
       Kemper Government Securities                      12/31/97             1.40%         1.40%             -              -
       MFS Bond                                           5/15/98             1.40%         1.40%             -              -
       MFS Research                                      12/31/97             1.40%         1.40%             -              -
       MFS Growth with Income                            12/31/97             1.40%         1.40%             -              -
       MFS Emerging Growth                               12/31/97             1.40%         1.40%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97             1.40%         1.40%             -              -
       MFS High Income                                   12/31/97             1.40%         1.40%             -              -
       MFS Global Governments                            12/31/97             1.40%         1.40%             -              -
       Oppenheimer Capital Appreciation                  12/31/97             1.40%         1.40%             -              -
       Oppenheimer Main Street Growth & Income           12/31/97             1.40%         1.40%             -              -
       Oppenheimer High Income                           12/31/97             1.40%         1.40%             -              -
       Oppenheimer Bond                                  12/31/97             1.40%         1.40%             -              -
       Oppenheimer Strategic Bond                        12/31/97             1.40%         1.40%             -              -
       Putnam VT Growth and Income                       12/31/97             1.40%         1.40%             -              -
       Putnam VT New Value                               12/31/97             1.40%         1.40%             -              -
       Putnam VT Vista                                   12/31/97             1.40%         1.40%             -              -
       Putnam VT International Growth                    12/31/97             1.40%         1.40%             -              -
       Putnam VT International New Opportunities         12/31/97             1.40%         1.40%             -              -
       Templeton Bond                                      3/1/99             1.40%             -             -              -
       Franklin Small Cap Investments                      3/1/99             1.40%             -             -              -
       Templeton Stock                                    1/19/99             1.40%             -             -              -
       Templeton International                             5/1/98             1.40%         1.40%             -              -
       Templeton Developing Markets                        5/1/98             1.40%         1.40%             -              -
       Templeton Mutual Shares Investments                 5/1/98             1.40%         1.40%             -              -
       Franklin Growth Investments                         3/1/99             1.40%             -             -              -
       Fidelity VIP Growth                                2/17/98             1.40%         1.40%             -              -
       Fidelity VIP II Contrafund                         2/17/98             1.40%         1.40%             -              -
       Fidelity VIP III Growth Opportunities              2/17/98             1.40%         1.40%             -              -
       Fidelity VIP III Growth & Income                   2/17/98             1.40%         1.40%             -              -
       Fidelity VIP Equity-Income                         2/17/98             1.40%         1.40%             -              -
       American Century VP Income & Growth               11/19/99             1.40%             -             -              -
       American Century VP International                 11/19/99             1.40%             -             -              -
       American Century VP Value                         11/19/99             1.40%             -             -              -
       Dreyfus Stock Index                               11/19/99             1.40%             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99             1.40%             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99             1.40%             -             -              -
       INVESCO Dynamics                                  11/19/99             1.40%             -             -              -
       INVESCO High Yield                                11/19/99             1.40%             -             -              -
       PIMCO High Yield Bond                             11/19/99             1.40%             -             -              -
       PIMCO Low Duration Bond                           11/19/99             1.40%             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99             1.40%             -             -              -
       PIMCO Total Return Bond                           11/19/99             1.40%             -             -              -
       Scudder International                             11/19/99             1.40%             -             -              -

**     The expense ratio for sub-accounts that commenced operations during the period is annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year ended
       December 31, 1999 and 1998 follows:


                                                                                   Realized Gain (Loss)
                                                           ------------------------------------------------------------------
                                                               Aggregate             Aggregate Cost
                                            Year or        Proceeds from Sales       of Fund Shares            Realized
                                             Period          of Fund Shares             Redeemed              Gain (Loss)
                                           -----------     -------------------     -------------------     ------------------
       Cova Quality Income                    1999                $ 38,668                $ 39,188                 $ (520)
                                              1998                  13,031                  12,576                    455

       Cova Money Market                      1999                   7,897                   7,897                      -
                                              1998                  14,519                  14,519                      -

       Cova High Yield                        1999                  28,995                  29,950                   (955)
                                              1998                   6,314                   6,178                    136

       Cova Stock Index                       1999                 100,241                  82,162                 18,079
                                              1998                  23,196                  17,093                  6,103

       Cova VKAC Growth and Income            1999                  51,735                  45,148                  6,587
                                              1998                   6,244                   4,804                  1,440

       Cova Lord Abbett Growth and Income     1999                  33,043                  31,617                  1,426
                                              1998                       -                       -                      -

       Cova Bond Debenture                    1999                   8,143                   8,020                    123
                                              1998                   9,489                   9,470                     19

       Cova Developing Growth                 1999                     614                     545                     69
                                              1998                     138                     152                    (14)

       Cova Large Cap Research                1999                      68                      59                      9
                                              1998                     161                     156                      5

       Cova Mid-Cap Value                     1999                     481                     460                     21
                                              1998                      82                      85                     (3)

       Cova Quality Bond                      1999                  13,923                  13,935                    (12)
                                              1998                   1,336                   1,299                     37

       Cova Small Cap Stock                   1999                   6,406                   6,290                    116
                                              1998                   3,113                   3,237                   (124)

       Cova Large Cap Stock                   1999                  24,473                  22,393                  2,080
                                              1998                     147                     131                     16



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                         Realized Gain (Loss)
                                                                 ------------------------------------------------------------------
                                                                     Aggregate             Aggregate Cost
                                                  Year or        Proceeds from Sales       of Fund Shares            Realized
                                                   Period          of Fund Shares             Redeemed              Gain (Loss)
                                                 -----------     -------------------     -------------------     ------------------
       Cova Select Equity                         1999                 $ 2,126                 $ 1,843                  $ 283
                                                  1998                   1,485                   1,274                    211

       Cova International Equity                  1999                   7,673                   6,613                  1,060
                                                  1998                   4,919                   4,609                    310

       Cova Balanced                              1999                     507                     464                     43
                                                  1998                      30                      30                      -

       Cova Small Cap Equity                      1999                   1,828                   1,752                     76
                                                  1998                      39                      42                     (3)

       Cova Equity Income                         1999                     355                     328                     27
                                                  1998                      75                      75                      -

       Cova Growth and Income Equity              1999                     510                     448                     62
                                                  1998                     210                     204                      6

       Cova Riggs U.S. Government Securities      1999                     201                     200                      1
                                                  1998                       -                       -                      -

       Cova Riggs Stock                           1999                     100                     100                      -
                                                  1998                       -                       -                      -

       GACC Money Market                          1999                  54,974                  54,019                    955
                                                  1998                  37,059                  36,624                    435

       Lord Abbett Growth and Income              1999                 700,973                 555,507                145,466
                                                  1998                  12,298                  10,217                  2,081

       Russell Multi-Style Equity                 1999                   1,756                   1,634                    122
                                                  1998                      62                      61                      1

       Russell Aggressive Equity                  1999                     568                     578                    (10)
                                                  1998                     203                     247                    (44)

       Russell Non-US                             1999                     604                     559                     45
                                                  1998                      92                      90                      2

       Russell Core Bond                          1999                   2,193                   2,264                    (71)
                                                  1998                     523                     522                      1
                                                                                                                   (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                        Realized Gain (Loss)
                                                                ------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                                 Year or        Proceeds from Sales       of Fund Shares            Realized
                                                  Period          of Fund Shares             Redeemed              Gain (Loss)
                                                -----------     -------------------     -------------------     ------------------
       Russell Real Estate Securities             1999                     $ 6                     $ 6                    $ -
                                                  1998                       -                       -                      -

       AIM V.I. Value                             1999                     231                     215                     16
                                                  1998                     253                     263                    (10)

       AIM V.I. Capital Appreciation              1999                     191                     177                     14
                                                  1998                      73                      75                     (2)

       AIM V.I. International Equity              1999                  12,169                  11,498                    671
                                                  1998                   8,247                   8,249                     (2)

       Alliance Premier Growth                    1999                     617                     559                     58
                                                  1998                      54                      58                     (4)

       Alliance Real Estate Investment            1999                     310                     332                    (22)
                                                  1998                      28                      30                     (2)

       Liberty Newport Tiger Fund, Variable       1999                   1,971                   1,801                    170
                                                  1998                     416                     445                    (29)

       Goldman Sachs Growth and Income            1999                   1,183                   1,203                    (20)
                                                  1998                     126                     138                    (12)

       Goldman Sachs International Equity         1999                   3,457                   3,299                    158
                                                  1998                      29                      29                      -

       Goldman Sachs Global Income                1999                      51                      51                      -
                                                  1998                      17                      16                      1

       Kemper-Dreman High Return Equity           1999                       8                       8                      -
                                                  1998                       -                       -                      -

       Kemper Small Cap Growth                    1999                     401                     364                     37
                                                  1998                   1,008                   1,035                    (27)

       Kemper Small Cap Value                     1999                     446                     464                    (18)
                                                  1998                      21                      25                     (4)

       Kemper Government Securities               1999                     206                     207                     (1)
                                                  1998                      17                      17                      -


                                                                                                                   (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                           Realized Gain (Loss)
                                                                   -----------------------------------------------------------------
                                                                       Aggregate             Aggregate Cost
                                                    Year or        Proceeds from Sales       of Fund Shares            Realized
                                                     Period          of Fund Shares             Redeemed              Gain (Loss)
                                                    ----------     -------------------     -------------------     -----------------
       MFS Bond                                       1999                    $ 14                    $ 14                    $ -
                                                      1998                       -                       -                      -

       MFS Research                                   1999                     335                     308                     27
                                                      1998                     120                     122                     (2)

       MFS Growth with Income                         1999                     391                     371                     20
                                                      1998                      28                      28                      -

       MFS Emerging Growth                            1999                     671                     532                    139
                                                      1998                     129                     140                    (11)

       MFS/Foreign & Colonial
          Emerging Markets Equity                     1999                     561                     573                    (12)
                                                      1998                   1,059                   1,156                    (97)

       MFS High Income                                1999                     307                     312                     (5)
                                                      1998                      61                      63                     (2)

       MFS Global Governments                         1999                       6                       6                      -
                                                      1998                       -                       -                      -

       Oppenheimer Capital Appreciation               1999                     219                     201                     18
                                                      1998                     187                     189                     (2)

       Oppenheimer Main Street Growth & Income        1999                     438                     411                     27
                                                      1998                     326                     364                    (38)

       Oppenheimer High Income                        1999                      42                      43                     (1)
                                                      1998                      32                      32                      -

       Oppenheimer Bond                               1999                     246                     253                     (7)
                                                      1998                      49                      49                      -

       Oppenheimer Strategic Bond                     1999                     170                     174                     (4)
                                                      1998                       3                       3                      -

       Putnam VT Growth and Income                    1999                     362                     360                      2
                                                      1998                     294                     302                     (8)

       Putnam VT New Value                            1999                     231                     238                     (7)
                                                      1998                       2                       3                     (1)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                          Realized Gain (Loss)
                                                                    ----------------------------------------------------------------
                                                                        Aggregate             Aggregate Cost
                                                     Year or        Proceeds from Sales       of Fund Shares            Realized
                                                      Period          of Fund Shares             Redeemed              Gain (Loss)
                                                    -----------     -------------------     -------------------     ----------------
       Putnam VT Vista                                1999                   $ 175                   $ 153                   $ 22
                                                      1998                      27                      28                     (1)

       Putnam VT International Growth                 1999                   4,284                   3,820                    464
                                                      1998                   4,316                   4,354                    (38)

       Putnam VT International New Opportunities      1999                   3,566                   3,316                    250
                                                      1998                   2,989                   2,965                     24

       Templeton Bond                                 1999                       6                       6                      -
                                                      1998                       -                       -                      -

       Franklin Small Cap Investments                 1999                      72                      60                     12
                                                      1998                       -                       -                      -

       Templeton Stock                                1999                      49                      47                      2
                                                      1998                       -                       -                      -

       Templeton International                        1999                  10,350                  10,164                    186
                                                      1998                   6,057                   6,049                      8

       Templeton Developing Markets                   1999                   1,026                     958                     68
                                                      1998                     357                     361                     (4)

       Templeton Mutual Shares Investments            1999                     187                     177                     10
                                                      1998                       7                       7                      -

       Franklin Growth Investments                    1999                     165                     158                      7
                                                      1998                       -                       -                      -

       Fidelity VIP Growth                            1999                      99                      90                      9
                                                      1998                      35                      37                     (2)

       Fidelity VIP II Contrafund                     1999                     426                     386                     40
                                                      1998                      17                      19                     (2)

       Fidelity VIP III Growth Opportunities          1999                      65                      64                      1
                                                      1998                      24                      25                     (1)

       Fidelity VIP III Growth & Income               1999                     275                     255                     20
                                                      1998                      69                      74                     (5)


                                                                                                                       (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                Year or        Proceeds from Sales       of Fund Shares            Realized
                                                 Period          of Fund Shares             Redeemed              Gain (Loss)
                                               -----------     -------------------     -------------------     ------------------
       Fidelity VIP Equity-Income                1999                   $ 141                   $ 139                    $ 2
                                                 1998                      27                      30                     (3)

       American Century VP Income & Growth       1999                       -                       -                      -
                                                 1998                       -                       -                      -

       American Century VP International         1999                      16                      16                      -
                                                 1998                       -                       -                      -

       American Century VP Value                 1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Dreyfus Stock Index                       1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Dreyfus VIF Disciplined Stock             1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Dreyfus VIF Capital Appreciation          1999                       -                       -                      -
                                                 1998                       -                       -                      -

       INVESCO VIF Dynamics                      1999                       -                       -                      -
                                                 1998                       -                       -                      -

       INVESCO VIF High Yield                    1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO High Yield Bond                     1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO Low Duration Bond                   1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO StocksPLUS Growth & Income          1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO Total Return Bond                   1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Scudder International                     1999                       -                       -                      -
                                                 1998                       -                       -                      -


                                                                                                                  (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                              Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                 Appreciation            Appreciation
                                               Year or          (Depreciation)          (Depreciation)
                                                Period          End of Period         Beginning of Period          Change
                                              -----------     -------------------     -------------------     ------------------
       Cova Quality Income                     1999                     $ -                 $ 1,307               $ (1,307)
                                               1998                   1,307                   1,301                      6

       Cova Money Market                       1999                       -                       -                      -
                                               1998                       -                       -                      -

       Cova High Yield                         1999                       -                     174                   (174)
                                               1998                     174                     842                   (668)

       Cova Stock Index                        1999                       -                  25,838                (25,838)
                                               1998                  25,838                  25,000                    838

       Cova VKAC Growth and Income             1999                       -                  11,521                (11,521)
                                               1998                  11,521                  10,887                    634

       Cova Lord Abbett Growth and Income      1999                  84,856                       -                 84,856
                                               1998                       -                       -                      -

       Cova Bond Debenture                     1999                   4,348                   3,523                    825
                                               1998                   3,523                   1,958                  1,565

       Cova Developing Growth                  1999                   7,602                     890                  6,712
                                               1998                     890                       7                    883

       Cova Large Cap Research                 1999                   6,817                   1,284                  5,533
                                               1998                   1,284                       6                  1,278

       Cova Mid-Cap Value                      1999                   1,426                     160                  1,266
                                               1998                     160                      40                    120

       Cova Quality Bond                       1999                  (1,015)                  1,598                 (2,613)
                                               1998                   1,598                     186                  1,412

       Cova Small Cap Stock                    1999                  30,039                     346                 29,693
                                               1998                     346                   6,523                 (6,177)

       Cova Large Cap Stock                    1999                  36,556                  16,535                 20,021
                                               1998                  16,535                   2,855                 13,680

       Cova Select Equity                      1999                  33,989                  33,585                    404
                                               1998                  33,585                  13,520                 20,065


                                                                                                                (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                               Unrealized Appreciation (Depreciation)
                                                                ------------------------------------------------------------------
                                                                   Appreciation            Appreciation
                                                 Year or          (Depreciation)          (Depreciation)
                                                  Period          End of Period         Beginning of Period          Change
                                                 ----------     -------------------     -------------------     ------------------
       Cova International Equity                   1999                $ 33,733                 $ 9,278               $ 24,455
                                                   1998                   9,278                   1,309                  7,969

       Cova Balanced                               1999                     311                     173                    138
                                                   1998                     173                       -                    173

       Cova Small Cap Equity                       1999                       -                      34                    (34)
                                                   1998                      34                      (5)                    39

       Cova Equity Income                          1999                    (266)                     70                   (336)
                                                   1998                      70                      21                     49

       Cova Growth and Income Equity               1999                   2,123                     566                  1,557
                                                   1998                     566                      18                    548

       Cova Riggs U.S. Government Securities       1999                      (4)                      -                     (4)
                                                   1998                       -                       -                      -

       Cova Riggs Stock                            1999                       4                       -                      4
                                                   1998                       -                       -                      -

       GACC Money Market                           1999                   1,215                     231                    984
                                                   1998                     231                      46                    185

       Lord Abbett Growth and Income               1999                       -                 114,453               (114,453)
                                                   1998                 114,453                  87,861                 26,592

       Russell Multi-Style Equity                  1999                   5,696                   3,199                  2,497
                                                   1998                   3,199                       -                  3,199

       Russell Aggressive Equity                   1999                     736                      75                    661
                                                   1998                      75                       -                     75

       Russell Non-US                              1999                   4,785                     412                  4,373
                                                   1998                     412                       -                    412

       Russell Core Bond                           1999                  (1,947)                    268                 (2,215)
                                                   1998                     268                       -                    268

       Russell Real Estate Securities              1999                      (9)                      -                     (9)
                                                   1998                       -                       -                      -


                                                                                                                    (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                 Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------------------
                                                                    Appreciation            Appreciation
                                                  Year or          (Depreciation)          (Depreciation)
                                                   Period          End of Period         Beginning of Period          Change
                                                 -----------     -------------------     -------------------     ------------------
       AIM V.I. Value                               1999                 $ 6,206                   $ 668                $ 5,538
                                                    1998                     668                       -                    668

       AIM V.I. Capital Appreciation                1999                   3,597                     164                  3,433
                                                    1998                     164                       -                    164

       AIM V.I. International Equity                1999                   1,008                      81                    927
                                                    1998                      81                       -                     81

       Alliance Premier Growth                      1999                   8,366                   1,522                  6,844
                                                    1998                   1,522                       -                  1,522

       Alliance Real Estate Investment              1999                    (407)                   (170)                  (237)
                                                    1998                    (170)                      -                   (170)

       Liberty Newport Tiger Fund, Variable         1999                     101                      54                     47
                                                    1998                      54                       -                     54

       Goldman Sachs Growth and Income              1999                      (2)                   (207)                   205
                                                    1998                    (207)                      -                   (207)

       Goldman Sachs International Equity           1999                     436                      56                    380
                                                    1998                      56                       -                     56

       Goldman Sachs Global Income                  1999                     (15)                     (1)                   (14)
                                                    1998                      (1)                      -                     (1)

       Kemper-Dreman High Return Equity             1999                     (20)                      1                    (21)
                                                    1998                       1                       -                      1

       Kemper Small Cap Growth                      1999                     542                     107                    435
                                                    1998                     107                       -                    107

       Kemper Small Cap Value                       1999                      40                    (155)                   195
                                                    1998                    (155)                      -                   (155)

       Kemper Government Securities                 1999                     (48)                      9                    (57)
                                                    1998                       9                       -                      9

       MFS Bond                                     1999                      (6)                      1                     (7)
                                                    1998                       1                       -                      1


                                                                                                                     (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                               Unrealized Appreciation (Depreciation)
                                                                  ------------------------------------------------------------------
                                                                     Appreciation            Appreciation
                                                   Year or          (Depreciation)          (Depreciation)
                                                    Period          End of Period         Beginning of Period          Change
                                                   ----------     -------------------     -------------------     ------------------
       MFS Research                                  1999                 $ 3,094                   $ 481                $ 2,613
                                                     1998                     481                       -                    481

       MFS Growth with Income                        1999                   1,415                     574                    841
                                                     1998                     574                       -                    574

       MFS Emerging Growth                           1999                  12,069                     985                 11,084
                                                     1998                     985                       -                    985

       MFS/Foreign & Colonial
          Emerging Markets Equity                    1999                      24                     (94)                   118
                                                     1998                     (94)                      -                    (94)

       MFS High Income                               1999                     (58)                    (34)                   (24)
                                                     1998                     (34)                      -                    (34)

       MFS Global Governments                        1999                      (3)                      1                     (4)
                                                     1998                       1                       -                      1

       Oppenheimer Capital Appreciation              1999                   1,754                     134                  1,620
                                                     1998                     134                       -                    134

       Oppenheimer Main Street Growth & Income       1999                     877                     (28)                   905
                                                     1998                     (28)                      -                    (28)

       Oppenheimer High Income                       1999                     (40)                    (15)                   (25)
                                                     1998                     (15)                      -                    (15)

       Oppenheimer Bond                              1999                    (317)                     95                   (412)
                                                     1998                      95                       -                     95

       Oppenheimer Strategic Bond                    1999                       -                       3                     (3)
                                                     1998                       3                       -                      3

       Putnam VT Growth and Income                   1999                    (991)                    660                 (1,651)
                                                     1998                     660                       -                    660

       Putnam VT New Value                           1999                     (22)                      6                    (28)
                                                     1998                       6                       -                      6

       Putnam VT Vista                               1999                   1,687                     173                  1,514
                                                     1998                     173                       -                    173


                                                                                                                      (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                 Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------------------
                                                                    Appreciation            Appreciation
                                                  Year or          (Depreciation)          (Depreciation)
                                                   Period          End of Period         Beginning of Period          Change
                                                  ----------     -------------------     -------------------     ------------------
       Putnam VT International Growth              1999                 $ 6,805                   $ 353                $ 6,452
                                                   1998                     353                       -                    353

       Putnam VT International New Opportunities   1999                     860                      40                    820
                                                   1998                      40                       -                     40

       Templeton Bond                              1999                      (3)                      -                     (3)
                                                   1998                       -                       -                      -

       Franklin Small Cap Investments              1999                     231                       -                    231
                                                   1998                       -                       -                      -

       Templeton Stock                             1999                      60                       -                     60
                                                   1998                       -                       -                      -

       Templeton International                     1999                   1,005                      48                    957
                                                   1998                      48                       -                     48

       Templeton Developing Markets                1999                     872                      44                    828
                                                   1998                      44                       -                     44

       Templeton Mutual Shares Investments         1999                     153                      32                    121
                                                   1998                      32                       -                     32

       Franklin Growth Investments                 1999                     161                       -                    161
                                                   1998                       -                       -                      -

       Fidelity VIP Growth                         1999                     310                      12                    298
                                                   1998                      12                       -                     12

       Fidelity VIP II Contrafund                  1999                     267                      48                    219
                                                   1998                      48                       -                     48

       Fidelity VIP III Growth Opportunities       1999                      28                      13                     15
                                                   1998                      13                       -                     13

       Fidelity VIP III Growth & Income            1999                     213                      94                    119
                                                   1998                      94                       -                     94

       Fidelity VIP Equity-Income                  1999                      17                      17                      -
                                                   1998                      17                       -                     17


                                                                                                                    (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                             Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                 Appreciation            Appreciation
                                               Year or          (Depreciation)          (Depreciation)
                                                Period          End of Period         Beginning of Period          Change
                                              -----------     -------------------     -------------------     ------------------
       American Century VP Income & Growth      1999                     $ 7                     $ -                    $ 7
                                                1998                       -                       -                      -

       American Century VP International        1999                       -                       -                      -
                                                1998                       -                       -                      -

       American Century VP Value                1999                       2                       -                      2
                                                1998                       -                       -                      -

       Dreyfus Stock Index                      1999                       -                       -                      -
                                                1998                       -                       -                      -

       Dreyfus VIF Disciplined Stock            1999                       -                       -                      -
                                                1998                       -                       -                      -

       Dreyfus VIF Capital Appreciation         1999                       1                       -                      1
                                                1998                       -                       -                      -

       INVESCO VIF Dynamics                     1999                       8                       -                      8
                                                1998                       -                       -                      -

       INVESCO VIF High Yield                   1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO High Yield Bond                    1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO Low Duration Bond                  1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO StocksPLUS Growth & Income         1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO Total Return Bond                  1999                       -                       -                      -
                                                1998                       -                       -                      -

       Scudder International                    1999                      11                       -                     11
                                                1998                       -                       -                      -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8) UNIT TRANSACTIONS
    The change in the number of units for each sub-account follows:


                                                                            Cova
                                --------------------------------------------------------------------------------------------------
                                                                                          VKAC       Lord Abbett
                                                                                         Growth         Growth
                                  Quality       Money         High         Stock          and            and             Bond
                                   Income      Market        Yield         Index         Income         Income        Debenture
                                -------------  ----------   -----------  ------------   -----------  -------------   -------------
Accumulation units:
 Unit balance at 12/31/97           2,931,053   1,742,444     1,409,290     3,547,220     2,198,250              -       3,945,097

   Cova units purchased                     -           -             -             -             -              -               -
   Cova units redeemed                      -           -             -             -             -              -               -
   Contract units purchased             1,214         491         1,763         2,532         1,131              -       1,632,919
   Contract units transferred, net   (196,389)   (799,477)      (59,692)      159,577        54,353              -       2,939,109
   Contract units redeemed           (512,199)   (333,892)     (146,202)     (616,360)     (152,515)             -        (332,231)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/98           2,223,679     609,566     1,205,159     3,092,969     2,101,219              -       8,184,894

   Cova units purchased                     -           -             -             -             -              -               -
   Cova units redeemed                      -           -             -             -             -              -               -
   Contract units purchased                 -           -            83           187             -        642,997         506,293
   Contract units transferred, net (2,215,623)   (606,382)   (1,202,292)   (3,084,953)   (2,098,056)    22,553,102       3,839,982
   Contract units redeemed             (8,056)     (3,184)       (2,950)       (8,203)       (3,163)    (2,067,478)     (1,117,176)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/99                   -           -             -             -             -     21,128,621      11,413,993
                                 ============= ===========   ===========  ============   ===========  =============   =============


Annuity units:
 Unit balance at 12/31/97               8,069       4,562         2,229         4,097         1,803              -               -

   Contract units purchased                 -           -           798             -           798              -             272
   Contract units redeemed             (1,686)       (901)         (523)         (608)         (196)             -              (8)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/98               6,383       3,661         2,504         3,489         2,405              -             264

   Contract units purchased                 -           -             -             -             -        614,517         184,677
   Contract units transferred, net     (6,225)     (3,576)       (2,444)       (3,431)       (2,373)        33,239               -
   Contract units redeemed               (158)        (85)          (60)          (58)          (32)      (588,108)       (148,800)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/99                   -           -             -             -             -         59,648          36,141
                                 ============= ===========   ===========  ============   ===========  =============   =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)UNIT TRANSACTIONS, CONTINUED



                                                                              Cova
                                         ----------------------------------------------------------------------------------

                                                      Large                               Small       Large
                                         Developing    Cap       Mid-Cap     Quality       Cap         Cap        Select
                                          Growth    Research      Value       Bond        Stock       Stock       Equity
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
Accumulation units:
   Unit balance at 12/31/97                148,658    124,559     194,386   1,433,081   3,940,243    1,473,929   6,903,606

     Cova units purchased                        -          -           -           -           -            -           -
     Cova units redeemed                   (10,000)   (10,000)    (10,000)          -           -            -           -
     Contract units purchased              596,000    569,392     755,701     833,031     619,802    1,118,109   1,382,912
     Contract units transferred, net       630,230    437,664     736,868   1,236,444   1,172,828    1,713,122   2,562,725
     Contract units redeemed               (22,687)   (26,695)    (34,402)   (179,213)   (200,263)    (127,125)   (304,425)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/98              1,342,201  1,094,920   1,642,553   3,323,343   5,532,610    4,178,035   10,544,818

     Cova units purchased                        -          -           -           -           -            -           -
     Cova units redeemed                         -          -           -           -           -            -           -
     Contract units purchased              243,231    289,429     311,212     516,514     203,018      731,340     510,633
     Contract units transferred, net       645,209    965,273     698,565   5,060,268     132,023    6,332,217   1,861,802
     Contract units redeemed               (76,742)   (89,198)   (123,430)  (1,291,515)  (431,799)  (1,191,443)   (645,967)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/99              2,153,899  2,260,424   2,528,900   7,608,610   5,435,852   10,050,149   12,271,286
                                         ========== ==========  ==========  ==========  ==========  ===========  ==========


Annuity units:
   Unit balance at 12/31/97                      -          -           -           -         773        3,028       3,237

     Contract units purchased                    -      2,090           -       3,947       1,944        9,187       9,682
     Contract units redeemed                     -       (266)          -        (109)       (162)      (1,259)     (1,203)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/98                      -      1,824           -       3,838       2,555       10,956      11,716

     Contract units purchased                  479        452         474      30,174       1,448       13,399       1,722
     Contract units transferred, net             -          -           -           -         504            -         732
     Contract units redeemed                   (66)      (456)        (65)    (18,208)     (1,459)      (7,939)     (3,936)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/99                    413      1,820         409      15,804       3,048       16,416      10,234
                                         ========== ==========  ==========  ==========  ==========  ===========  ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                    Cova
                                           ---------------------------------------------------------------------------------------
                                                                                                Growth      Riggs
                                                                                                 and         U.S.
                                           International            Small Cap      Equity       Income    Government     Riggs
                                             Equity      Balanced     Equity       Income       Equity    Securities     Stock
                                           -----------  ----------- -----------  -----------  ----------  ----------   -----------
Accumulation units:
      Unit balance at 12/31/97              5,440,592       38,079      26,148       49,725      121,673           -            -

       Cova units purchased                         -            -           -            -            -           -            -
       Cova units redeemed                          -            -           -            -            -           -            -
       Contract units purchased               651,488      128,875      44,062      157,967      269,879           -            -
       Contract units transferred, net      1,460,450      124,051      61,306       83,645      260,136           -            -
       Contract units redeemed               (243,205)      (4,494)     (1,880)      (4,384)      (9,899)          -            -
                                           -----------  ----------- -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/98              7,309,325      286,511     129,636      286,953      641,789           -            -

       Cova units purchased                         -            -           -            -            -      20,033       10,014
       Cova units redeemed                          -            -           -            -            -           -            -
       Contract units purchased               179,705      114,865      17,649       75,387      156,781       9,232       11,330
       Contract units transferred, net        567,208      299,533    (143,078)     120,762      314,093           -            -
       Contract units redeemed               (477,287)     (21,972)     (4,207)     (15,381)     (40,597)          -            -
                                           -----------  ----------- -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/99              7,578,951      678,937           -      467,721    1,072,066      29,265       21,344
                                           ===========  =========== ===========  ===========  =========== ===========  ===========


Annuity units:
      Unit balance at 12/31/97                    790

       Contract units purchased                 2,208
       Contract units redeemed                   (173)
                                           -----------
      Unit balance at 12/31/98                  2,825

       Contract units purchased                 6,131
       Contract units transferred, net            559
       Contract units redeemed                 (2,313)
                                           -----------
      Unit balance at 12/31/99                  7,202
                                           ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                           GACC      Lord Abbett                             Russell
                                         ----------  ------------  --------------------------------------------------------------

                                                       Growth        Multi-                                              Real
                                           Money         and         Style      Aggressive                  Core        Estate
                                          Market       Income        Equity      Equity       Non-US        Bond      Securities
                                         ----------  ------------  -----------  ----------  -----------  -----------  -----------
Accumulation units:
      Unit balance at 12/31/97             311,051    15,788,404            -           -            -            -            -

       Cova units purchased                      -             -           10          10           10           10            -
       Cova units redeemed                       -             -          (10)        (10)         (10)         (10)           -
       Contract units purchased          3,293,174     1,737,150    1,960,886     438,734      773,431    1,318,370            -
       Contract units transferred, net   (1,834,605)   3,166,896      416,532     107,823      180,088      360,854            -
       Contract units redeemed            (295,883)   (1,222,057)     (48,988)    (10,279)     (27,727)     (69,373)           -
                                         ----------  ------------  -----------  ----------  -----------  -----------  -----------
      Unit balance at 12/31/98           1,473,737    19,470,393    2,328,430     536,278      925,792    1,609,851            -

       Cova units purchased                      -             -            -           -            -            -            -
       Cova units redeemed                       -             -            -           -            -            -            -
       Contract units purchased            386,321        21,056      728,717     174,001      269,355      304,076       30,745
       Contract units transferred, net   3,471,617   (19,468,292)     911,226     217,404      416,224      810,756       37,642
       Contract units redeemed           (1,622,502)     (23,157)    (128,684)    (20,425)     (44,584)     (70,534)      (1,123)
                                         ----------  ------------  -----------  ----------  -----------  -----------  -----------
      Unit balance at 12/31/99           3,709,173             -    3,839,689     907,258    1,566,787    2,654,149       67,264
                                         ==========  ============  ===========  ==========  ===========  ===========  ===========


Annuity units:
      Unit balance at 12/31/97                   -        26,046            -           -            -            -

       Contract units purchased              9,003        10,428            -           -            -            -
       Contract units redeemed                (128)       (3,208)           -           -            -            -
                                         ----------  ------------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/98               8,875        33,266            -           -            -            -

       Contract units purchased              6,080             -          644         171          417          380
       Contract units transferred, net           -       (32,829)           -           -            -            -
       Contract units redeemed                (970)         (437)         (28)         (7)         (19)         (17)
                                         ----------  ------------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/99              13,985             -          616         164          398          363
                                         ==========  ============  ===========  ==========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                          AIM                         Alliance             Liberty    Goldman Sachs
                                          ------------------------------------  ------------------------  ----------  -------------
                                                                                                           Newport
                                                                       V.I.                      Real       Tiger        Growth
                                                      V.I. Capital International  Premier       Estate       Fund,         and
                                          V.I. Value   Appreciation  Equity       Growth     Investment    Variable      Income
                                          -----------  ----------- -----------  -----------  -----------  ----------  -------------
Accumulation units:
      Unit balance at 12/31/97                     -            -           -            -            -           -              -

       Cova units purchased                       10           10          10           10           10          10             10
       Cova units redeemed                       (10)         (10)        (10)         (10)         (10)        (10)           (10)
       Contract units purchased              365,254      134,252     148,215      523,722      136,005      18,873        298,119
       Contract units transferred, net       177,976       57,235      57,321      149,553       58,393      13,289        178,567
       Contract units redeemed               (21,340)      (7,999)     (1,464)      (5,421)      (2,987)       (226)        (9,011)
                                          -----------  ----------- -----------  -----------  -----------  ----------  -------------
      Unit balance at 12/31/98               521,890      183,488     204,072      667,854      191,411      31,936        467,675

       Cova units purchased                        -            -           -            -            -           -              -
       Cova units redeemed                         -            -           -            -            -           -              -
       Contract units purchased              817,276      258,835      39,014      894,320      201,575       8,694         68,346
       Contract units transferred, net     1,315,650      489,743      43,444      574,874       97,095         516        114,482
       Contract units redeemed              (110,055)     (30,831)     (8,532)     (71,589)     (14,606)       (498)       (29,935)
                                          -----------  ----------- -----------  -----------  -----------  ----------  -------------
      Unit balance at 12/31/99             2,544,761      901,235     277,998    2,065,459      475,475      40,648        620,568
                                          ===========  =========== ===========  ===========  ===========  ==========  =============


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                               Goldman Sachs                            Kemper                           MFS
                                        ------------------------  -------------------------------------------------  -----------
                                                                   Kemper-
                                                                    Dreman       Small       Small
                                        International  Global     High-Return     Cap         Cap       Government
                                          Equity       Income       Equity       Growth      Value      Securities      Bond
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                   -            -            -            -           -            -            -

       Cova units purchased                     10           10           10           10          10           10           10
       Cova units redeemed                     (10)         (10)           -          (10)        (10)         (10)           -
       Contract units purchased             89,807       12,114            -       61,682     178,532       48,334          245
       Contract units transferred, net      23,575        8,062        9,213       15,201      69,892       11,575       16,283
       Contract units redeemed                (558)      (1,343)           -         (391)     (3,332)        (197)           -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
      Unit balance at 12/31/98             112,824       18,833        9,223       76,492     245,092       59,712       16,538

       Cova units purchased                      -            -            -            -           -            -            -
       Cova units redeemed                       -            -          (10)           -           -            -          (10)
       Contract units purchased             50,978        7,735        1,434       35,023     192,093       65,778          207
       Contract units transferred, net      85,746        5,384        8,161        9,941      74,108       98,962        4,791
       Contract units redeemed              (9,378)        (411)           -       (7,896)    (15,210)      (5,648)          (1)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
      Unit balance at 12/31/99             240,170       31,541       18,808      113,560     496,083      218,804       21,525
                                        ===========  ===========  ===========  =========== ===========  ===========  ===========



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                    MFS                                 Oppenheimer
                                            --------------------------------------------------------------------------  ------------
                                                                                     F&C
                                                          Growth                  Emerging
                                                           with       Emerging     Markets       High        Global       Capital
                                            Research      Income       Growth      Equity       Income     Governments  Appreciation
                                            ----------  -----------  -----------  ----------  -----------  -----------  ------------
Accumulation units:
      Unit balance at 12/31/97                      -            -            -           -            -            -             -

       Cova units purchased                        10           10           10          10           10           10            10
       Cova units redeemed                        (10)         (10)         (10)        (10)         (10)           -           (10)
       Contract units purchased               337,107      416,517      438,345      45,159      164,144          423        83,004
       Contract units transferred, net        137,437      171,689      106,215      28,739       57,879        1,674        19,949
       Contract units redeemed                 (9,758)      (6,772)      (4,901)       (727)      (2,814)         (25)       (5,792)
                                            ----------  -----------  -----------  ----------  -----------  -----------  ------------
      Unit balance at 12/31/98                464,786      581,434      539,659      73,171      219,209        2,082        97,161

       Cova units purchased                         -            -            -           -            -            -             -
       Cova units redeemed                          -            -            -           -            -          (10)            -
       Contract units purchased               321,715      408,104      462,628         225       99,258          554       126,688
       Contract units transferred, net        352,320      433,658      278,360     (53,623)     131,707        4,906       231,902
       Contract units redeemed                (40,235)     (50,182)     (43,286)     (3,086)     (12,298)         (59)      (19,059)
                                            ----------  -----------  -----------  ----------  -----------  -----------  ------------
      Unit balance at 12/31/99              1,098,586    1,373,014    1,237,361      16,687      437,876        7,473       436,692
                                            ==========  ===========  ===========  ==========  ===========  ===========  ============


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                               Oppenheimer                               Putnam
                                         --------------------------------------------------  ------------------------------------
                                         Main Street
                                           Growth                                            VT Growth
                                              &           High                  Strategic       and        VT New
                                           Income        Income       Bond         Bond        Income       Value      VT Vista
                                         ------------  ----------- -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                     -            -           -            -            -           -            -

       Cova units purchased                       10           10          10           10           10          10           10
       Cova units redeemed                       (10)         (10)        (10)         (10)         (10)        (10)         (10)
       Contract units purchased              211,120       51,949     320,045       71,817      820,015      16,925      116,318
       Contract units transferred, net        78,591       27,811      86,123       36,774      304,805      25,293       36,195
       Contract units redeemed                (4,881)      (1,247)     (4,178)        (722)      (9,152)       (127)      (1,108)
                                         ------------  ----------- -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98               284,830       78,513     401,990      107,869    1,115,668      42,091      151,405

       Cova units purchased                        -            -           -            -            -           -            -
       Cova units redeemed                         -            -           -            -            -           -            -
       Contract units purchased              217,620       65,326     286,718       88,595      570,960      21,598      107,080
       Contract units transferred, net       138,599      100,092     372,208      117,379      695,247       9,722      144,797
       Contract units redeemed               (22,278)      (5,665)    (30,377)      (7,316)     (77,862)     (6,511)     (17,937)
                                         ------------  ----------- -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99               618,771      238,266   1,030,539      306,527    2,304,013      66,900      385,345
                                         ============  =========== ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                  Putnam                                     Templeton
                                        --------------------------  ----------------------------------------------------------------
                                                          VT
                                            VT       International                Franklin
                                        International    New                     Small Cap                               Developing
                                          Growth     Opportunities     Bond      Investments    Stock      International  Markets
                                        -----------  -------------  -----------  -----------  -----------  ------------- -----------
Accumulation units:
      Unit balance at 12/31/97                   -              -            -            -            -              -           -

       Cova units purchased                     10             10            -            -            -             10          10
       Cova units redeemed                     (10)           (10)           -            -            -            (10)        (10)
       Contract units purchased            394,877         38,270            -            -            -        140,734      72,847
       Contract units transferred, net     141,372         14,803            -            -            -         26,597      18,743
       Contract units redeemed              (6,194)          (264)           -            -            -         (2,556)     (1,630)
                                        -----------  -------------  -----------  -----------  -----------  ------------- -----------
      Unit balance at 12/31/98             530,055         52,809            -            -            -        164,775      89,960

       Cova units purchased                      -              -           10           10           10              -           -
       Cova units redeemed                       -              -          (10)         (10)         (10)             -           -
       Contract units purchased            392,488         27,922        3,637       11,648       11,900        341,262     139,782
       Contract units transferred, net     209,762         35,664       30,636       46,259       31,002        335,736      84,543
       Contract units redeemed             (39,926)        (6,310)        (553)      (2,509)         (67)       (15,636)     (9,796)
                                        -----------  -------------  -----------  -----------  -----------  ------------- -----------
      Unit balance at 12/31/99           1,092,379        110,085       33,720       55,398       42,835        826,137     304,489
                                        ===========  =============  ===========  ===========  ===========  ============= ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                 Templeton                                Fidelity
                                        -------------------------  ----------------------------------------------------------------

                                          Mutual       Franklin                                VIP III      VIP III        VIP
                                          Shares        Growth        VIP        VIP II        Growth       Growth &     Equity-
                                        Investments   Investments   Growth     Contrafund   Opportunities    Income       Income
                                        ------------  -----------  ----------  -----------  -------------- -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                    -            -           -            -               -           -            -

       Cova units purchased                      10            -          10           10              10          10           10
       Cova units redeemed                      (10)           -         (10)         (10)            (10)        (10)         (10)
       Contract units purchased              61,499            -       8,130       30,391          11,440      53,646       20,381
       Contract units transferred, net       45,054            -      (1,021)       2,056          (1,406)     30,141        4,635
       Contract units redeemed                 (518)           -        (361)         (93)           (511)    (13,954)        (884)
                                        ------------  -----------  ----------  -----------  -------------- -----------  -----------
      Unit balance at 12/31/98              106,035            -       6,748       32,354           9,523      69,833       24,132

       Cova units purchased                       -           10           -            -               -           -            -
       Cova units redeemed                        -          (10)          -            -               -           -            -
       Contract units purchased              72,494       14,183      38,395       34,583          13,353      35,444       25,192
       Contract units transferred, net       78,011       65,739      64,277       59,264          39,571      92,257       65,071
       Contract units redeemed               (8,734)     (10,434)     (6,180)      (6,278)         (2,053)     (8,623)      (4,213)
                                        ------------  -----------  ----------  -----------  -------------- -----------  -----------
      Unit balance at 12/31/99              247,806       69,488     103,240      119,923          60,394     188,911      110,182
                                        ============  ===========  ==========  ===========  ============== ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                   American Century                          Dreyfus                     INVESCO
                                       --------------------------------------  ---------------------------------------  -----------

                                          VP                                                   VIF           VIF
                                       Income &         VP                       Stock      Disciplined    Capital         VIF
                                        Growth     International   VP Value      Index        Stock     Appreciation     Dynamics
                                       ----------  -------------  -----------  -----------  ----------- --------------  -----------
Accumulation units:
      Unit balance at 12/31/97                 -              -            -            -            -              -            -

       Cova units purchased                    -              -            -            -            -              -            -
       Cova units redeemed                     -              -            -            -            -              -            -
       Contract units purchased                -              -            -            -            -              -            -
       Contract units transferred, net         -              -            -            -            -              -            -
       Contract units redeemed                 -              -            -            -            -              -            -
                                       ----------  -------------  -----------  -----------  ----------- --------------  -----------
      Unit balance at 12/31/98                 -              -            -            -            -              -            -

       Cova units purchased                   10             10           10           10           10             10           10
       Cova units redeemed                   (10)             -          (10)           -            -            (10)         (10)
       Contract units purchased           26,706            145       17,835        1,363          934         21,909       16,138
       Contract units transferred, net       306              -          164            -            -            312          121
       Contract units redeemed                 -              -            -            -            -              -            -
                                       ----------  -------------  -----------  -----------  ----------- --------------  -----------
      Unit balance at 12/31/99            27,012            155       17,999        1,373          944         22,221       16,259
                                       ==========  =============  ===========  ===========  =========== ==============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                           INVESCO                                  PIMCO                       Scudder
                                         ------------  ----------------------------------------------------  --------------

                                             VIF          High         Low        StocksPLUS       Total
                                            High         Yield       Duration      Growth &       Return
                                            Yield         Bond         Bond         Income         Bond      International
                                         ------------  -----------  -----------  --------------  ----------  --------------
Accumulation units:
      Unit balance at 12/31/97                     -            -            -               -           -               -

       Cova units purchased                        -            -            -               -           -               -
       Cova units redeemed                         -            -            -               -           -               -
       Contract units purchased                    -            -            -               -           -               -
       Contract units transferred, net             -            -            -               -           -               -
       Contract units redeemed                     -            -            -               -           -               -
                                         ------------  -----------  -----------  --------------  ----------  --------------
      Unit balance at 12/31/98                     -            -            -               -           -               -

       Cova units purchased                       10           10           10              10          10              10
       Cova units redeemed                         -            -            -               -           -             (10)
       Contract units purchased                5,538            -            -             877       7,160          14,363
       Contract units transferred, net             -            -            -               -           -             136
       Contract units redeemed                     -            -            -               -           -               -
                                         ------------  -----------  -----------  --------------  ----------  --------------
      Unit balance at 12/31/99                 5,548           10           10             887       7,170          14,499
                                         ============  ===========  ===========  ==============  ==========  ==============






                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)





                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.







     February 4, 2000

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 1999 and 1998


                                       ASSETS                                1999           1998
                                                                          ------------   ------------
                                                                                (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,575,536 in 1999 and $1,375,198 in 1998)                        $   1,481,997      1,371,513
    Preferred stock - affiliate, at fair value                                  6,892          9,000
    Common stock, at fair value                                                    12             37
    Mortgage loans, net of allowance for potential loan loss
      of $1,090 in 1999 and $510 in 1998                                      376,147        312,865
    Policy loans                                                               27,778         26,295
    Other invested assets                                                       4,625             --
                                                                          ------------   ------------

             Total investments                                              1,897,451      1,719,710

Cash and cash equivalents - interest-bearing                                   86,038         94,770
Cash - noninterest-bearing                                                      5,893          5,008
Receivable from sale of securities                                              1,452          5,845
Accrued investment income                                                      24,992         21,505
Deferred policy acquisition costs                                             214,120        131,973
Present value of future profits                                                55,406         42,230
Goodwill                                                                       16,157         18,585
Deferred tax asset, net                                                        21,964          4,786
Receivable from OakRe                                                         336,376        720,904
Federal and state income taxes recoverable                                      1,190             --
Due from affiliates                                                                --        246,198
Other assets                                                                      741            829
Separate account assets                                                     2,537,962      1,832,396
                                                                          ------------   ------------

             Total assets                                               $   5,199,742      4,844,739
                                                                          ============   ============

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued

                           December 31, 1999 and 1998



                       LIABILITIES AND SHAREHOLDER'S EQUITY                       1999           1998
                                                                              -------------  -------------
                                                                                    (IN THOUSANDS)

Liabilities:
    Policyholder deposits                                                   $    2,270,795      2,643,124
    Future policy benefits                                                          58,432         54,336
    Payable on return of collateral on loaned securities                            37,862         25,923
    Payable on purchase of securities                                                  516          1,040
    Due to affiliates                                                                4,220             --
    Federal and state income taxes payable                                              --            446
    Accounts payable and other liabilities                                          22,905         18,714
    Future purchase price payable to OakRe                                           2,898          6,976
    Guaranty fund assessments                                                        9,900          9,700
    Separate account liabilities                                                 2,537,652      1,832,394
                                                                              -------------  -------------

             Total liabilities                                                   4,945,180      4,592,653
                                                                              -------------  -------------


Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 1999 and 1998                                              5,799          5,799
    Additional paid-in capital                                                     260,491        220,491
    Retained earnings                                                               12,906         26,410
    Accumulated other comprehensive
      loss - net of tax                                                            (24,634)          (614)
                                                                              -------------  -------------

             Total shareholder's equity                                            254,562        252,086
                                                                              -------------  -------------

             Total liabilities and shareholder's equity                     $    5,199,742      4,844,739
                                                                              =============  =============


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Statements of Income

                  Years ended December 31, 1999, 1998, and 1997




                                                                                     1999         1998         1997
                                                                                  -----------  -----------  -----------
                                                                                             (in thousands)

Revenues:
    Premiums                                                                    $      8,468       23,875        9,368
    Net investment income                                                            131,372      127,812      111,661
    Net realized (losses) gains on sales
      of investments                                                                 (20,214)      (1,600)         563
    Separate account fees                                                             30,999       20,820       12,455
    Other income                                                                       6,142        1,197        2,400
                                                                                  -----------  -----------  -----------

             Total revenues                                                          156,767      172,104      136,447
                                                                                  -----------  -----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                                                102,274       93,759       81,129
    Current and future policy benefits                                                27,409       25,225       11,496
    Operating and other expenses                                                      37,270       20,151       16,179
    Amortization of purchased
      intangible assets                                                                6,087        6,309        6,697
    Amortization of deferred policy
      acquisition costs                                                                3,621        9,393        6,307
                                                                                  -----------  -----------  -----------

             Total benefits and expenses                                             176,661      154,837      121,808
                                                                                  -----------  -----------  -----------

             (Loss) income before income taxes                                       (19,894)      17,267       14,639
                                                                                  -----------  -----------  -----------

Income tax (benefit) expense:
    Current                                                                           (2,146)      (1,576)       1,951
    Deferred                                                                          (4,244)       4,949        3,710
                                                                                  -----------  -----------  -----------

             Total income tax (benefit) expense                                       (6,390)       3,373        5,661
                                                                                  -----------  -----------  -----------

             Net (loss) income                                                  $    (13,504)      13,894        8,978
                                                                                  ===========  ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997


                                                                                      1999         1998         1997
                                                                                   -----------  -----------  -----------
                                                                                              (in thousands)
Common stock, balance at beginning
    and end of period                                                            $      5,799        5,799        5,799
                                                                                   -----------  -----------  -----------

Additional paid-in capital:
    Balance at beginning of period                                                    220,491      191,491      166,491
    Capital contribution                                                               40,000       29,000       25,000
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              260,491      220,491      191,491
                                                                                   -----------  -----------  -----------

Retained earnings:
    Balance at beginning of period                                                     26,410       12,516        3,538
    Net (loss) income                                                                 (13,504)      13,894        8,978
                                                                                   -----------  -----------  -----------

Balance at end of period                                                               12,906       26,410       12,516
                                                                                   -----------  -----------  -----------

Accumulated other comprehensive (loss) income:
    Balance at beginning of period                                                       (614)       2,732         (784)
    Change in unrealized (depreciation) appreciation
      of debt and equity securities                                                   (91,987)     (14,571)      14,077
    Deferred federal income tax impact                                                 12,934        1,801       (1,893)
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation (appreciation)                                        39,975        6,996       (5,342)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                           15,058        2,428       (3,326)
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              (24,634)        (614)       2,732
                                                                                   -----------  -----------  -----------

             Total shareholder's equity                                          $    254,562      252,086      212,538
                                                                                   ===========  ===========  ===========

Total comprehensive (loss) income:
    Net (loss) income                                                            $    (13,504)      13,894        8,978
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)                      (24,020)      (3,346)       3,516
                                                                                   -----------  -----------  -----------

             Total comprehensive (loss) income                                   $    (37,524)      10,548       12,494
                                                                                   ===========  ===========  ===========


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997


                                                                                   1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Reconciliations of net income to net cash provided by operating activities:
      Net income (loss)                                                     $      (13,504)         13,894         8,978
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                        4,096          15,975         6,019
           Increase (decrease) in payables and
             accrued liabilities                                                     1,620          (9,419)       (9,278)
           Increase in accrued investment income                                    (1,483)           (903)       (5,591)
           Amortization of intangible assets and
             deferred policy acquisition costs                                      14,963          15,702        13,004
           Amortization and accretion of securities
             premiums and discounts                                                    (59)         (1,767)        1,664
           Decrease in recapture commissions payable to OakRe                       (4,078)         (5,197)       (4,837)
           Net SPDA benefits recaptured from RGA                                    14,043              --            --
           Net realized loss (gain) on sale of investments                          20,214           1,600          (563)
           Interest accumulated on policyholder deposits                           102,274          93,759        81,129
           (Decrease) increase in current and
             deferred federal income taxes                                          (1,360)          4,083         5,022
           Separate account net income                                                   1             (12)       (2,637)
           Commissions and expenses deferred                                       (45,793)        (50,044)      (46,142)
           Other                                                                    (8,720)         (2,011)        2,413
                                                                              -------------  --------------  ------------

             Net cash provided by operating activities                              82,214          75,660        49,181
                                                                              -------------  --------------  ------------

Cash flows from investing activities:
    Cash used in the purchase of investment securities                            (560,288)       (733,049)     (809,814)
    Proceeds from investment securities sold and matured                           478,398         642,481       382,783
    Other                                                                           (3,524)         (1,159)       15,400
                                                                              -------------  --------------  ------------

             Net cash used in investing activities                          $      (85,414)        (91,727)     (411,631)
                                                                              -------------  --------------  ------------

See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997


                                                                                  1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Cash flows from financing activities:
    Policyholder deposits                                                   $      740,599       1,014,075       841,174
    Transfers from OakRe                                                           441,742         812,520       637,168
    Transfer to separate accounts                                                 (404,241)       (789,872)     (450,303)
    Return of policyholder deposits                                               (878,516)       (889,202)     (597,425)
    Proceeds from security collateral on securities lending                         11,939          25,923            --
    Transfers from (to) RGA                                                         43,830        (103,175)     (120,411)
    Capital contributions received                                                  40,000          29,000        25,000
                                                                              -------------  --------------  ------------

             Net cash (used) provided by financing activities                       (4,647)         99,269       335,203
                                                                              -------------  --------------  ------------

             (Decrease) increase in cash and
               cash equivalents                                                     (7,847)         83,202       (27,247)

Cash and cash equivalents at beginning of period                                    99,778          16,576        43,823
                                                                              -------------  --------------  ------------

Cash and cash equivalents at end of period                                  $       91,931          99,778        16,576
                                                                              =============  ==============  ============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 86%, 89%, and 73% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated and Edward Jones & Company, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC). The Company owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC).

              On August 26, 1999, GAMHC entered into a definitive agreement, whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999, and, as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. Significant intercompany transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              SECURITIES LENDING

              The Company recognizes on its consolidated balance sheet cash related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions.

              PREFERRED STOCK - AFFILIATE

              Preferred stock represents an investment in nonredeemable preferred stock in GenAmerica Management Company, an affiliate. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              COMMON STOCK

              Common stock represents an investment in common stock warrants. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan -Income Recognition and Disclosures.

              The Company had no impaired loans at December 31, 1999. The valuation allowance for potential losses on mortgage loans was $1,090,000 and $510,000 at December 31, 1999 and 1998,
              respectively.

              OTHER INVESTED ASSETS

              Other invested assets consist of investments in joint ventures in real estate.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or life policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate account and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998 is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

              Deferred policy acquisition costs, beginning of period           $   131,973        84,326       49,833
              Commissions and costs deferred                                        45,793        50,044       46,142
              Amortization                                                          (3,621)       (9,393)      (6,307)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation) of investments             39,975         6,996       (5,342)
                                                                                 ------------  ------------ -------------

              Deferred policy acquisition costs, end of period                 $   214,120       131,973       84,326
                                                                                 ============  ============ =============

              Costs expensed that exceeded the established deferred
                  limit                                                        $     9,789         4,933        3,016
                                                                                 ============  ============ =============

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 7.6%, 7.7%, 7.5%, 6.8%, and 6.4% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.8% for 1999, 1998 and 1997.

                  The components of PVFP are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
                  PVFP - beginning of period                                   $    42,230        41,486        46,389
                  Interest credited                                                  2,695         2,864         3,029
                  Amortization                                                      (4,577)       (4,548)       (4,606)
                  Present value of future profits attributable to unrealized depreciation (appreciation) of investments
                                                                                    15,058         2,428        (3,326)
                                                                                 ------------  ------------ -------------

                  PVFP - end of period                                         $    55,406        42,230        41,486
                                                                                 ============  ============ =============

                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below.


                                                                                      1999         1998         1997
                                                                                   -----------  ------------ ------------
                                                                                              (IN THOUSANDS)

                  Goodwill - beginning of period                                 $    18,585       19,717       20,849
                  Amortization                                                        (1,132)      (1,132)      (1,132)
                  Experience adjustment to future purchase price payable to
                      OakRe                                                           (1,296)          --           --
                                                                                   -----------  ------------ ------------

                  Goodwill - end of period                                       $    16,157       18,585       19,717
                                                                                   ===========  ============ ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below.

                                                                                      1999         1998         1997
                                                                                   -----------  ------------  ----------
                                                                                              (IN THOUSANDS)

                  Future payable - beginning of period                           $     6,976       12,173       16,051
                  Interest added                                                         378          629          959
                  Payments to OakRe                                                   (3,160)      (5,826)      (4,837)
                  Experience adjustment to future purchase price
                      payable to OakRe                                                (1,296)          --           --
                                                                                   -----------  ------------ -----------

                  Future payable - end of period                                 $     2,898        6,976       12,173
                                                                                   ===========  ============ ===========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the Company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.9%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon date of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges and fees from a modified coinsurance agreement with GALIC.

              FEDERAL INCOME TAXES

              The Company files a consolidated income tax return with its subsidiaries. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation or depreciation on debt and equity securities held at available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period.
              Actual results could differ significantly from those estimates.

              The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                    O    Investment valuation
                    O    Amortization of deferred policy acquisition costs
                    O    Amortization of present value of future profits
                    O    Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing policies when the Company was purchased by GALIC and policies recaptured from OakRe. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available-for-sale.

                  Investment Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

                  Interest Rate Swaps and Financial Futures Contracts

                  The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 5 for fair value disclosures).

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was approximately $84.9 million and $103.7 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $259 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsurance a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to $88 million and $635 million in 1999 and 1998, respectively. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of $1.6 million from this transaction in both 1999 and 1998.

              Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement does not meet the conditions for reinsurance accounting under GAAP. Deposits reinsured under the contract were approximately $219 million at December 31, 1998, and are reflected as policyholder deposits of the Company and a "Due from affiliate" asset in the consolidated balance sheets.

              On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of $12.6 million related to the recapture.

              On June 1, 1995, when GALIC formed Cova Corporation and purchased CSFLIC, then known as Xerox Financial Services Life Insurance Company (XFSLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)  INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                               1999
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,209             35         (2,665)          25,579          25,579
            Government agency
            obligations                          34,121             76           (318)          33,879          33,879
            Corporate securities              1,040,309          1,901        (60,641)         981,569         981,569
            Mortgage-backed
                securities                      199,979             42         (7,335)         192,686         192,686
            Asset-backed securities             272,918            389        (25,023)         248,284         248,284
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,575,536          2,443        (95,982)       1,481,997       1,481,997

        Preferred stock - affiliate               9,000             --         (2,108)           6,892           6,892
        Common stock                                 37             --            (25)              12              12
        Mortgage loans (net)                    376,147             --         (1,979)         374,168         376,147
        Other invested assets                     4,625             --             --            4,625           4,625
        Policy loans                             27,778             --             --           27,778          27,778
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,993,123          2,443       (100,094)       1,895,472       1,897,451
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $          310             --             --              310             310
                                           ==============  ============== =============== =============== ==============



                                                                               1998
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,288            249            (84)          28,453          28,453
            Government agency
            obligations                          53,869          1,015             (1)          54,883          54,883
            Corporate securities                902,139         16,583        (24,799)         893,923         893,923
            Mortgage-backed
                securities                      253,704          2,118         (1,570)         254,252         254,252
            Asset-backed securities             137,198          3,087           (283)         140,002         140,002
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,375,198         23,052        (26,737)       1,371,513       1,371,513

        Preferred stock - affiliate               9,000             --             --            9,000           9,000
        Common stock                                 37             --             --               37              37
        Mortgage loans (net)                    312,865         17,500             --          330,365         312,865
        Policy loans                             26,295             --             --           26,295          26,295
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,723,395         40,552        (26,737)       1,737,210       1,719,710
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $            2             --             --                2               2
                                           ==============  ============== =============== =============== ==============


        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.



                                                                           1999
                                                                ------------------------------
                                                                                 ESTIMATED
                                                                 AMORTIZED         FAIR
                                                                    COST          VALUE
                                                                --------------  --------------
                                                                      (IN THOUSANDS)

        Less than one year                                    $       65,222          65,553
        Due after one year through five years                        513,181         488,850
        Due after five years through ten years                       504,184         465,079
        Due after ten years                                          292,970         269,828
        Mortgage-backed securities                                   199,979         192,687
                                                                --------------  --------------

                      Total                                   $    1,575,536       1,481,997
                                                                ==============  ==============

        At December 31, 1999, approximately 91.1% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 8.9% noninvestment grade debt securities, 7.3% are rated as BB, 0.8% are rated as B, and 0.8% are rated C and treated as impaired.

        At December 31, 1999, the Company had nine impaired debt securities with estimated fair value of $9.4 million, of which seven debt securities, with estimated fair value of $8.1 million, became non-income producing in 1999. At December 31, 1998, the Company had two impaired debt securities with estimated value of $2.1 million, of which one debt security, with estimated fair value of $0.5 million, became non-income producing.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1999 had market values totaling $36,957,975. Cash of $37,861,652 was held as collateral to secure this agreement. Income on the Company's security lending program in 1999 was immaterial.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Income on debt securities                                              $   100,969        94,876        84,203
        Income on cash and cash equivalents                                          2,459         2,720         2,265
        Income on equity securities                                                    563            --            --
        Interest on mortgage loans                                                  27,161        28,650        24,890
        Income on real estate                                                          103            --            --
        Income on policy loans                                                       2,136         1,980         1,852
        Income on separate account investments                                          --            13         2,637
        Loss on derivatives                                                             --            --        (2,035)
        Miscellaneous interest                                                         335         1,715          (215)
                                                                                 ------------  ------------ -------------

                      Total investment income                                      133,726       129,954       113,597
        Investment expenses                                                         (2,354)       (2,142)       (1,936)
                                                                                 ------------  ------------ -------------

                      Net investment income                                    $   131,372       127,812       111,661
                                                                                 ============  ============ =============


        Net realized capital (losses) gains are as follows:
            Debt securities                                                    $   (20,011)       (1,600)         537
            Equity securities                                                            3            --           --
            Mortgage loans                                                              --            --           27
            Real estate                                                                (38)           --           --
            Other investments                                                         (168)           --           (1)
                                                                                 ------------  ------------ -------------

                      Net realized (losses) gains on investments               $   (20,214)       (1,600)         563
                                                                                 ============  ============ =============



                                                                                              1999           1998
                                                                                          --------------  --------------
                                                                                                (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                             $      (93,540)         (3,685)
            Preferred stock - affiliate                                                         (2,108)             --
            Common stock                                                                           (25)             --
            Effects on deferred acquisition costs amortization                                  43,190           3,215
            Effects on PVFP amortization                                                        14,585            (473)

                                                                                          --------------  --------------

               Unrealized depreciation before income tax                                       (37,898)           (943)

               Unrealized income tax benefit                                                    13,264             329
                                                                                          --------------  --------------

               Unrealized depreciation on investments                                   $      (24,634)           (614)
                                                                                          ==============  ==============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $439,069,999. Gross gains of $2,445,497 and gross losses of $22,456,541 were realized on those sales. Included in these amounts were $500,674 of gross gains and $1,938,767 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling $18,768,778 related to ten debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $486,264,174. Gross gains of $5,102,040 and gross losses of $6,601,099 were realized on those sales. Included in these amounts were $1,002,539 of gross gains and $6,011,305 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1998 impairment adjustment totaling approximately $100,000 related to two debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Securities with a carrying value of approximately $7,019,456 at December 31, 1999 were deposited with government authorities as required by law.

(4)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 1999 and 1998.

(5)     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        A derivative financial instrument, in very general terms, refers to a security whose value is derived from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to fair value monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the gain or loss adjusts the unamortized cost of the hedged security, and the resulting premium or discount is amortized or accreted over the remaining life of the hedge security.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

              Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of income.

              At December 31, 1999, the Company does not have any outstanding interest rate swap agreements. The swap agreements outstanding at December 31, 1998 were terminated during 1999 by the counterparties at a loss of $167,500 to the Company.

              At December 31, 1998, the Company had two outstanding interest rate swap agreements which would have expired in 2002 and 2003. Under the agreements, the Company received a fixed rate of 6.63% and 6.70% on a notional amount of $7 and $8 million, respectively, and paid a floating rate based on London Interbank Offered Rate (LIBOR). The estimated fair value of the agreements at December 31, 1998 was a net unrealized gain of approximately $0.6 million which is recognized in the accompanying consolidated balance sheet.

              FUTURES

              In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts on the S&P 500 index during 1997. No financial futures contracts were held during 1999 or 1998. The Company recorded $-0-, $-0-, and $2,035,309 of losses from terminated contracts as a component of net investment income during 1999, 1998, and 1997, respectively. The Company also recorded gains of $-0-, $-0-, and $2,636,999 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1999, 1998, and 1997, respectively.

              A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to an agreed upon portion of the notional obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract with the related income or loss reflected in the consolidated statement of income as a contra to changes in fair value of the hedged securities.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. It is the Company's policy to deal only with highly rated companies.

  (6)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Net (loss) income                                                      $   (13,504)       13,894        8,978
                                                                                 ------------  ------------ -------------
        Other comprehensive (loss) income, before tax -
            unrealized (depreciation) appreciation of debt and
               equity securities arising during period:
                  Unrealized holding (depreciation) appreciation
                      of debt and equity securities                                (71,773)      (12,971)      13,514
                  Adjustment to deferred acquisition costs
                      attributable to unrealized depreciation
                      (appreciation)                                                31,191         6,228       (5,128)
                  Adjustment to PVFP attributable to unrealized
                      depreciation (appreciation)                                   11,749         2,161       (3,193)
                                                                                 ------------  ------------ -------------

                       Total unrealized (depreciation) appreciation
                          arising during period                                    (28,833)       (4,582)       5,193
                                                                                 ------------  ------------ -------------

            Less reclassification adjustments for realized losses (gains)
               included in net income:
                  Adjustment for losses (gains) included in
                      net realized (losses) gains on sales
                      of investments                                                20,214         1,600         (563)
                  Adjustment for (gains) losses included in
                      amortization of deferred acquisition costs                    (8,784)         (768)         214
                  Adjustment for (gains) losses included in
                      amortization of PVFP                                          (3,309)         (267)         133
                                                                                 ------------  ------------ -------------

                       Total reclassification adjustments for losses
                          (gains) included in net income                             8,121           565         (216)
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income before related
                          income tax (benefit) expense                             (36,954)       (5,147)       5,409

        Related income tax (benefit) expense                                       (12,934)       (1,801)       1,893
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income, net of tax               (24,020)       (3,346)       3,516
                                                                                 ------------  ------------ -------------

                       Comprehensive (loss) income                             $   (37,524)       10,548       12,494
                                                                                 ============  ============ =============

  (7)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied under contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

  (8)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $0.2 million of state income tax recoveries.

        Income taxes are recorded in the consolidated statement of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 is allocated as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Statements of income:
            Operating (loss) income (excluding realized
               investment gains and losses)                                    $   (4,830)        3,906       5,464
            Realized investment (losses) gains                                     (1,560)         (533)        197
                                                                                 ------------  ------------ -------------

                 Income tax (benefit) expense
                   included in the consolidated
                   statements of income                                            (6,390)        3,373       5,661

        Shareholder's equity -
            change in deferred federal income
               taxes related to unrealized (depreciation)
               appreciation on securities                                         (12,934)       (1,801)      1,893
                                                                                 ------------  ------------ -------------

                 Total income tax (benefit) expense                            $  (19,324)        1,572       7,554
                                                                                 ============  ============ =============

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                               1999                  1998                  1997
                                                        --------------------- --------------------- --------------------
                                                                               (IN THOUSANDS)

        Computed expected tax (benefit) expense       $  (6,963)   (35.0)%  $   6,043      35.0%  $   5,124    35.0%
        State income taxes, net                             (10)       --          (8)       --         (33)   (0.2)
        Amortization of intangible assets                   396      2.0          396       2.3         396     2.7
        Dividend received deduction - separate
            account                                      (2,175)   (10.9)      (3,183)    (18.5)         --     --
        Valuation allowance for permanent impairments
                                                          2,996     15.0           --        --          --     --
        Return to provision adjustment                     (759)    (3.8)          --        --          --     --
        Other                                               125      0.6          125       0.7         174    1.2
                                                        --------- ----------- ---------- ---------- --------- ----------

                     Total                            $  (6,390)   (32.1)%   $  3,373      19.5%  $   5,661    38.7%
                                                        ========= ==========  ========== ========== ========= ==========

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 follows:

                                                                                                  1999         1998
                                                                                               -----------  ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Policy reserves                                                                  $    31,657       31,003
            Liability for commissions on recapture                                                 1,014        2,896
            Tax basis of intangible assets purchased                                               4,577        5,351
            DAC "Proxy Tax"                                                                       23,832       20,619
            Permanent impairments                                                                  5,482           --
            Unrealized depreciation on investments                                                13,264          330
            Net operating and capital loss                                                         8,519           --
            Other deferred tax assets                                                              7,294        2,690
                                                                                               -----------  ------------

               Total deferred tax assets                                                          95,639       62,889
            Valuation allowance - permanent impairments                                           (2,996)           --
                                                                                               -----------  ------------
                      Total deferred tax assets, net of valuation allowance                       92,643       62,889

        Deferred tax liabilities:
            PVFP                                                                                  10,507       11,013
            Deferred policy acquisition costs                                                     59,825       46,190
            Other deferred tax liabilities                                                           347          900
                                                                                               -----------  ------------

                      Total deferred tax liabilities                                              70,679       58,103
                                                                                               -----------  ------------

                      Net deferred tax assets                                                $    21,964        4,786
                                                                                               ===========  ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 55% valuation allowance against the deferred tax asset related to the permanent impairments, based on income projections for future years. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax asset.

  (9)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 for the Company were $28,995,330, $20,923,330, and $9,400,517, respectively.

        In 1999 and 1998, the Company's affiliate, CLMC, received approximately $3.9 million and $3.2 million, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values at the date of purchase and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                                               1999          1998
                                                                                            -------------  -------------
                                                                                                  (IN THOUSANDS)

        Statutory capital and surplus                                                    $      102,041        104,740
        Reconciling items:
            GAAP investment valuation reserves                                                   (1,090)          (510)
            Statutory asset valuation reserve                                                     7,362         19,206
            Statutory interest maintenance reserve                                                6,466          5,983
            GAAP investment adjustments to fair value                                           (95,673)        (3,685)
            GAAP deferred policy acquisition costs                                              214,120        131,973
            GAAP basis policy reserves                                                          (57,802)       (52,305)
            GAAP deferred federal income taxes (net)                                             21,964          4,786
            GAAP guarantee assessment adjustment                                                 (9,900)        (9,700)
            GAAP goodwill                                                                        16,157         18,585
            GAAP present value of future profits                                                 55,406         42,230
            GAAP future purchase price payable                                                   (2,898)        (6,976)
            Other                                                                                (1,591)        (2,241)
                                                                                            -------------  -------------

                  GAAP shareholder's equity                                              $      254,562        252,086
                                                                                            =============  =============

        Statutory net losses for CFSLIC for the years ended December 31, 1999, 1998, and 1997 were $46,095,427, $2,830,105, and $9,816,357, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1999 statutory net loss and the Company's negative earned surplus at December 31, 1999, no dividends are permissible in 2000 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's total adjusted capital and authorized control level RBC were $109,402,439 and $28,033,662 respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1999, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium taxes over, most commonly, five years.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9,900,000 in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,900,000. The Company paid approximately $36,000, $1,500,000, and $3,000,000 in guaranty fund assessments in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 1999, 1998 and 1997 were not material.

(12)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent business.









                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

     1.   Independent Auditors' Report.

     2.   Statement of Assets and Liabilities as of December 31, 1999.

     3.   Statement of Operations for the year ended December 31, 1999.

     4. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.

     5.   Notes to Financial Statements - December 31, 1999 and 1998.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.   Independent Auditors' Report.

     2.   Consolidated Balance Sheets as of December 31, 1999 and 1998.

     3. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998, and 1997.

     5. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998, and 1997.

     6. Notes to Consolidated Financial Statements - December 31, 1999, 1998, and 1997.


    b.     Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.++

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*
          (ii) Death Benefit Endorsements*
          (iii)Charitable Remainder Trust Endorsement*

     5.   Application for Variable Annuity.*

     6.(i) Copy of Articles of Incorporation of the Company.####
          (ii) Copy of the Bylaws of the Company.####

     7.   Not Applicable.

     8.(i)Participation   Agreement  among  Variable  Insurance  Products  Fund,
          Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (ii)Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (iii)Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (iv) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

     (v)  Form of Fund  Participation  Agreement  among MFS  Variable  Insurance
          Trust,   Cova   Financial   Services   Life   Insurance   Company  and
          Massachusetts Financial Services Company++

     (vi) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

     (vii)Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company+

     (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

     (ix) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

     (x) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

     (xi) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

     (xii)Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

     9.   Opinion and Consent of Counsel.

     10.  Consent of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.

     13.  Calculation of Performance Information.

     14.  Company Organizational Chart.

     27.  Not Applicable

     ### incorporated by reference to Registrant's Amendment No. 18 to Form N-4 (File No. 811-5200) as electronically filed on April 24, 1996.

     #### incorporated by reference to Registrant's Amendment No. 20 to Form N-4
          (File No. 811-5200) as electronically filed on April 23, 1997.

     + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     +++ incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1998.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
_______________________________   ____________________________________
Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

William P. Boscow                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Constance A. Doern                Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market St.
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266


James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

William C. Mair                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

John J. Myers                     Vice President
One Tower Lane
Suite 3000
Oakbrook Terrace, IL 60181-4644

Mark E. Reynolds                  Executive Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Myron H. Sandberg                 First Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President, General Counsel
One Tower Lane, Suite 3000          and Secretary
Oakbrook Terrace, IL  60181-4644

Joann T. Tanaka                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101


Peter L. Witkewiz                 Vice President and Controller
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herein.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of April 12, 2000, there were 31,406 Non-Qualified Contract Owners and 7,531 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

   Cova Variable Annuity Account Five
   Cova Variable Life Account One
   Cova Variable Life Account Five
   First Cova Variable Annuity Account One
   Cova Variable Annuity Account Four
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   Security Equity Separate Account 26
   Security Equity Separate Account 27


     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter

Lorry J. Stensrud   Director

Patricia E. Gubbe   President, Chief Compliance Officer and Director

William C. Mair     Director

Shari Ruecker       Vice President

Philip A. Haley     Vice President

Mark E. Reynolds    Treasurer

James W. Koeger     Assistant Treasurer

Bernard J. Spaulding  Secretary

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                    SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 28th day of April, 2000.

                                  COVA VARIABLE ANNUITY ACCOUNT ONE
                                  (Registrant)


                             By:  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


                             By: /s/BERNARD J. SPAULDING
                                  _________________________________________
                                 Senior Vice President, General Counsel
                                 and Secretary


                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY Depositor


                             By: /s/BERNARD J. SPAULDING
                                 ________________________________________
                                 Senior Vice President, General Counsel
                                 and Secretary



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                        Chairman of the Board and
----------------------  Director                  --------
Richard A. Liddy                                   Date

/s/LORRY J. STENSRUD    President and Director    4-28-00
----------------------                            --------
Lorry J. Stensrud                                  Date

/s/J. ROBERT HOPSON     Director                  4-28-00
----------------------                            --------
J. Robert Hopson                                   Date

William C. Mair*        Director                  4-28-00
----------------------                            --------
William C. Mair                                    Date


E. Thomas Hughes, Jr.*  Treasurer and Director    4-28-00
----------------------                            --------
E. Thomas Hughes, Jr.                              Date

Matthew P. McCauley*    Director                  4-28-00
----------------------                            --------
Matthew P. McCauley                                Date

John W. Barber*         Director                  4-28-00
----------------------                            --------
John W. Barber                                     Date

/s/MARK E. REYNOLDS     Director                  4-28-00
----------------------                            --------
Mark E. Reynolds                                   Date

/s/J. TERRI TANAKA                                4-28-00
----------------------  Director                  --------
J. Terri Tanaka                                    Date

/s/PETER L. WITKEWIZ                              4-28-00
----------------------  Controller                --------
Peter L. Witkewiz                                  Date


                                  *By: /s/LORRY J. STENSRUD
                                        ____________________________________
                                        Lorry J. Stensrud, Attorney-in-Fact



                              INDEX TO EXHIBITS

EX-99.B9      Opinion and Consent of Counsel
EX-99.B10     Consent of Independent Auditors
EX-99.B13     Calculation of Performance Information
EX-99.B14     Company Organizational Chart